LAZARDFunds
                                         ANNUAL REPORT
                                         DECEMBER 31, 1999

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THE LAZARD FUNDS, INC.


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BOARD OF DIRECTORS
--------------------------
JOHN J. BURKE                RETIRED; FORMER VICE CHAIRMAN AND DIRECTOR, MONTANA
                             POWER COMPANY

KENNETH S. DAVIDSON          MANAGING PARTNER, DAVIDSON CAPITAL MANAGEMENT CORPORATION

NORMAN EIG                   VICE CHAIRMAN AND MANAGING DIRECTOR, LAZARD FRERES & CO. LLC

CARL FRISCHLING              SENIOR PARTNER, KRAMER LEVIN NAFTALIS & FRANKEL LLP

HERBERT W. GULLQUIST         VICE CHAIRMAN AND MANAGING DIRECTOR, LAZARD FRERES & CO. LLC;
                             CHIEF INVESTMENT OFFICER, LAZARD ASSET MANAGEMENT

WILLIAM KATZ                 PRESIDENT AND CHIEF OPERATING OFFICER, BBDO WORLDWIDE
                             NETWORK

LESTER Z. LIEBERMAN          PRIVATE INVESTOR

RICHARD REISS, JR.           MANAGING PARTNER, GEORGICA ADVISERS LLC

JOHN RUTLEDGE                PRESIDENT, RUTLEDGE AND COMPANY


OFFICERS
------------------------
NORMAN EIG                   CHAIRMAN OF THE BOARD
HERBERT W. GULLQUIST         PRESIDENT
WILLIAM G. BUTTERLY, III     VICE PRESIDENT AND SECRETARY
JAMES GIALLANZA              TREASURER

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THE LAZARD FUNDS, INC.


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TABLE OF CONTENTS
Overview ..............................................   2

Growth Charts .........................................   3

Performance Table .....................................   9

Portfolios of Investments

  Lazard Equity Portfolio .............................  12

  Lazard Mid Cap Portfolio ............................  14

  Lazard Small Cap Portfolio ..........................  16

  Lazard Global Equity Portfolio ......................  19

  Lazard International Equity Portfolio ...............  21

  Lazard International Small Cap Portfolio ............  23

  Lazard Emerging Markets Portfolio ...................  25

  Lazard Bond Portfolio ...............................  28

  Lazard High Yield Portfolio .........................  33

  Lazard International Fixed-Income Portfolio .........  37

  Lazard Strategic Yield Portfolio ....................  44

  Notes to Portfolios of Investments ..................  57

Statements of

  Assets and Liabilities ..............................  62

  Operations ..........................................  64

  Changes in Net Assets ...............................  66

Financial Highlights ..................................  72

Notes to Financial Highlights .........................  83

Notes to Financial Statements .........................  84

Report of Independent Auditors ........................  89

Tax Information (unaudited) ...........................  90

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THE LAZARD FUNDS, INC.
OVERVIEW

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The extraordinary performance of global markets throughout 1999 may have masked a less appealing feature of the "new economy". As technology continued to impact the economy, a dual system emerged, in which technology and tech-related companies enjoyed phenomenal performance, and more traditional companies with higher earnings suffered paradoxically lower valuations. But while technology stock outperformance may be the most conspicuous feature of today's economy, it is hardly the most enduring. With the effects of technology only beginning to penetrate the overall economy, the new economy's real impact will be the long-term benefits of technological integration within the most traditional companies. Through business-to-business e-commerce, the Internet has already made some of the largest, most traditional U.S. companies radically more efficient, thereby heightening productivity.

This transitional stage of the new economy--during which traditional companies see their valuations fall as they implement the Internet and other technological developments into their operations--has created a challenging environment for many investors. As the economy's weighting shifted, we located value in solid companies across a range of industries, including technology, energy, healthcare, and industrial manufacturing. Our tech holdings had strong absolute returns, but our lower weight in the group relative to the S&P 500 meant returns lagged the broader market, even as the portfolio outperformed its value peers. A notable holding, Hewlett Packard, performed strongly as the company took on new leadership, launched an I.P.O. of its medical businesses, and refocused its core computer and printing operations. At the same time, our investment in many well-managed, globally diversified, industrial companies proved advantageous; in the aftermath of the turmoil in foreign markets late in 1998, many of these companies saw an upswing in profitability as business conditions improved. As well, restructuring continued to be a central theme during 1999. Procter & Gamble announced a stunning plan to reorganize its far-flung consumer products and health care businesses into more efficient global business units, and investors applauded the move even as they shunned many other consumer company stocks.

International equities outperformed the S&P 500 for the first time since 1994, with the MSCI EAFE Index advancing 27.0%. As a result of corporate reform and economic recovery, Japanese equities rose over 60%, while European equities, furthered by a wave of hostile bids and a growing equity culture, posted solid gains.

The bond market was testy throughout the year, suffering amid rising interest rates and negative returns. These conditions were spurred, in part, by rising inflation expectations, which contributed to three Federal Reserve monetary policy tightenings. At the same time, investor demand for fixed-income securities remained lukewarm in an environment of relatively low interest rates and high equity returns. In the near future, Federal Reserve monetary policy moves will continue to dominate market activity, although absolute returns should improve.

As traditional companies continue to absorb the latest technology into their operations, it is logical that technology and tech-related companies will profit. But the largest gains in financial productivity will be reaped by traditional companies once the new technology is in place. The wisest strategy for the new era is one that shuns neither tech nor tradition, but which finds the relative value within each sector based on Lazard's thorough analyses of individual companies and an understanding of the global market in which companies now compete.

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THE LAZARD FUNDS, INC.
GROWTH CHARTS

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LAZARD EQUITY PORTFOLIO

The Lazard Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500 Stock Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

     COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
      LAZARD EQUITY PORTFOLIO AND THE STANDARD & POOR'S 500 STOCK INDEX

            [FIGURES BELOW REPRESENT LINE CHART IN ITS PRINTED FORM]

                                                Lazard Equity
                                                  Portfolio            S&P 500
                                                -------------          -------

Dec-89 .............................               10000                 10000

Jan-90 .............................               9392.22                9328.6
Feb-90 .............................               9578.61               9448.75
Mar-90 .............................               9813.61               9699.14
Apr-90 .............................               9465.07               9457.15
May-90 .............................               10148.1               10379.3
Jun-90 .............................               10107.5               10309.3
Jul-90 .............................               10099.2               10276.2
Aug-90 .............................               9185.59                9347.3
Sep-90 .............................               8696.12               8892.37
Oct-90 .............................               8711.75               8854.49
Nov-90 .............................               9284.89               9426.84
Dec-90 .............................                9527.2               9689.47

Jan-91 .............................               9907.29               10111.5
Feb-91 .............................               10642.7               10834.6
Mar-91 .............................               10758.4                 11097
Apr-91 .............................               10741.5               11123.3
May-91 .............................               11081.3               11603.2
Jun-91 .............................               10575.7               11071.7
Jul-91 .............................               11073.2               11587.7
Aug-91 .............................               11538.3               11862.2
Sep-91 .............................               11380.5               11663.8
Oct-91 .............................               11513.5               11820.5
Nov-91 .............................               10906.7               11344.3
Dec-91 .............................               12150.3               12641.7

Jan-92 .............................               12278.3               12406.2
Feb-92 .............................               12603.3               12566.9
Mar-92 .............................               12219.3               12322.4
Apr-92 .............................               12163.6               12684.2
May-92 .............................               12143.8               12746.4
Jun-92 .............................                 11660               12556.7
Jul-92 .............................               11992.5               13069.7
Aug-92 .............................               11656.1               12802.1
Sep-92 .............................               11834.2               12952.5
Oct-92 .............................               12033.2               12997.2
Nov-92 .............................               12609.1               13439.8
Dec-92 .............................               12789.1               13604.7

Jan-93 .............................               13030.1               13718.4
Feb-93 .............................               13180.6               13905.4
Mar-93 .............................               13752.8               14198.8
Apr-93 .............................               13473.3               13855.6
May-93 .............................               13825.5               14226.3
Jun-93 .............................                 13906                 14268
Jul-93 .............................               13933.4               14210.6
Aug-93 .............................                 14451               14749.7
Sep-93 .............................               14430.3               14636.6
Oct-93 .............................               15015.8               14939.4
Nov-93 .............................               14901.5               14797.1
Dec-93 .............................               15170.2                 14976

Jan-94 .............................               15934.7               15485.2
Feb-94 .............................               15727.2               15064.9
Mar-94 .............................               15039.1                 14408
Apr-94 .............................               15290.3               14592.8
May-94 .............................               15471.6               14832.2
Jun-94 .............................               15110.8               14468.7
Jul-94 .............................               15642.7               14943.8
Aug-94 .............................               16344.8               15556.5
Sep-94 .............................               16081.5               15176.2
Oct-94 .............................               16307.8               15517.2
Nov-94 .............................                 15725               14952.1
Dec-94 .............................               15811.7               15173.8

Jan-95 .............................               16076.2               15567.2
Feb-95 .............................               16777.7               16173.9
Mar-95 .............................               17249.2               16651.2
Apr-95 .............................               17729.9               17141.6
May-95 .............................               18468.2               17826.7
Jun-95 .............................                 19045               18240.8
Jul-95 .............................                 19768               18845.7
Aug-95 .............................               20068.9                 18893
Sep-95 .............................               20763.3               19690.3
Oct-95 .............................               20624.3                 19620
Nov-95 .............................               21577.1               20481.3
Dec-95 .............................               21770.9               20875.8

Jan-96 .............................               22521.2               21586.4
Feb-96 .............................               23158.9               21786.5
Mar-96 .............................               23346.5               21996.3
Apr-96 .............................               23847.3               22320.5
May-96 .............................               24131.5               22896.2
Jun-96 .............................               23886.1               22983.4
Jul-96 .............................               22586.7                 21968
Aug-96 .............................               23351.2               22431.3
Sep-96 .............................               24193.5               23693.8
Oct-96 .............................               24773.7               24347.2
Nov-96 .............................               26445.3               26187.6
Dec-96 .............................               26105.8               25668.8

Jan-97 .............................               27354.1               27272.6
Feb-97 .............................               27679.8               27486.5
Mar-97 .............................               26648.6                 26357
Apr-97 .............................               27449.1               27930.6
May-97 .............................               29377.1                 29631
Jun-97 .............................               30341.7               30958.4
Jul-97 .............................               32615.2               33421.8
Aug-97 .............................               31475.3               31549.5
Sep-97 .............................               32843.2               33277.5
Oct-97 .............................               30964.1                 32166
Nov-97 .............................                 32009                 33655
Dec-97 .............................               32665.1               34232.8

Jan-98 .............................               32616.1               34611.4
Feb-98 .............................               34953.9               37107.6
Mar-98 .............................               37013.9               39007.9
Apr-98 .............................               37291.8               39400.3
May-98 .............................               36311.1               38722.6
Jun-98 .............................               36968.3               40295.6
Jul-98 .............................               36014.5               39864.4
Aug-98 .............................               30313.4               34092.8
Sep-98 .............................               31416.8               36279.9
Oct-98 .............................               34775.3               39234.9
Nov-98 .............................               36896.6               41614.5
Dec-98 .............................               38318.6               44016.4

Jan-99 .............................               39199.9               45849.7
Feb-99 .............................               37878.9               44426.1
Mar-99 .............................               38795.1               46205.4
Apr-99 .............................               41191.9               47995.8
May-99 .............................               40679.9               46862.6
Jun-99 .............................                 42495               49463.5
Jul-99 .............................               41313.7               47919.2
Aug-99 .............................               39801.6               47679.7
Sep-99 .............................               37863.2               46372.3
Oct-99 .............................               39676.1               49307.2
Nov-99 .............................               39640.4               50309.6
Dec-99 .............................               39937.7               53272.8


LAZARD MID CAP PORTFOLIO

The Lazard Mid Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of medium-size U.S. companies with market capitalizations in the range of the Russell Midcap Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

       COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
              LAZARD MID CAP PORTFOLIO AND THE RUSSELL MIDCAP INDEX

            [FIGURES BELOW REPRESENT LINE CHART IN ITS PRINTED FORM]

                                                 Lazard Mid Cap
                                                   Portfolio     Russell Midcap
                                                 --------------  --------------

11-4-97 ..............................                 9990          10033.3
Dec-97 ...............................              10274.7          10309.2

Feb-98 ...............................              11145.9          10906.4
Apr-98 ...............................              11696.7            11452
Jun-98 ...............................              10915.8          11251.2
Aug-98 ...............................              8674.86          9000.83
Oct-98 ...............................              9536.73          10236.9
Dec-98 ...............................              10650.1          11350.4

Feb-99 ...............................              10222.1            10954
Apr-99 ...............................                11342          12131.7
Jun-99 ...............................              11739.1          12523.9
Aug-99 ...............................              10476.2          11864.8
Oct-99 ...............................              10445.8          11990.3
Dec-99 ...............................              11116.5          13420.2


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

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THE LAZARD FUNDS, INC.
GROWTH CHARTS (continued)

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LAZARD SMALL CAP PORTFOLIO

The Lazard Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

     COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
            LAZARD SMALL CAP PORTFOLIO AND THE RUSSELL 2000 INDEX

            [FIGURES BELOW REPRESENT LINE CHART IN ITS PRINTED FORM]

                          Lazard Small Cap
                              Portfolio            Russell 2000
                          ----------------         ------------

10/30/91 ...............        10000                  10000
Nov-91 .................         9720                   9537.2
Dec-91 .................      10453.5                  10300.4
Jan-92 .................      11316.3                  11135.7
Feb-92 .................      11827.9                  11460.8
Mar-92 .................      11827.9                    11073
Apr-92 .................        11547                  10684.3
May-92 .................        11557                  10826.4
Jun-92 .................      10955.1                  10317.7
Jul-92 .................      11256.1                  10676.3
Aug-92 .................       0935.1                  10374.4
Sep-92 .................      11015.3                  10613.3
Oct-92 .................        11547                  10948.2
Nov-92 .................      12560.3                  11786.7

Dec-92 .................      13041.3                  12197
Jan-93 .................      13443.2                  12609.5
Feb-93 .................      13563.7                  12318.7
Mar-93 .................      14216.8                  12718.3
Apr-93 .................      13885.2                  12368.7
May-93 .................      14528.2                  12915.7
Jun-93 .................      14920.1                    12996
Jul-93 .................      15045.6                  13175.4
Aug-93 .................      15925.8                  13744.3
Sep-93 .................      16232.9                  14132.2
Oct-93 .................      16386.4                  14496.1
Nov-93 .................      16171.5                  14023.8

Dec-93 ................       16965.6                  14503
Jan-94 .................      17588.2                  14957.4
Feb-94 .................      17599.3                  14903.1
Mar-94 .................      16765.4                  14118.2
Apr-94 .................      16743.2                  14201.9
May-94 .................      16787.7                  14042.1
Jun-94 .................      16598.7                  13568.3
Jul-94 .................      16947.6                  13791.4
Aug-94 .................      17926.5                  14559.6
Sep-94 .................      17926.5                  14510.2
Oct-94..................      17641.9                  14451.6
Nov-94 .................      16754.2                  13867.6

Dec-94 ................       17310.3                  14238.8
Jan-95 .................      17238                    14059
Feb-95 .................      17973.8                  14644.3
Mar-95 .................      18408.1                  14895.3
Apr-95 .................      18794.1                  15226.2
May-95 .................      19349                    15488
Jun-95 .................      20217.5                  16291.5
Jul-95 .................      21146.9                  17229.9
Aug-95 .................      21255.6                  17586.4
Sep-95 .................      21267.7                  17900.5
Oct-95 .................      20047.9                    17100
Nov-95 .................      20893.3                  17818.3

Dec-95 ................       21036.4                  18288.4
Jan-96 .................      21221                    18268.6
Feb-96 .................      22012.3                  18838.1
Mar-96 .................      22408                    19221.4
Apr-96 .................      23283.4                  20249.2
May-96 .................      24063.1                  21047.2
Jun-96 .................      23375.9                    20183
Jul-96 .................      21697.7                  18420.2
Aug-96 .................      23098.4                  19489.7
Sep-96 .................      23930.9                  20251.4
Oct-96 .................      24142.3                  19939.3
Nov-96 .................      25582.7                  20760.8

Dec-96 ................       26070.4                  21304.9
Jan-97 .................      26819.7                  21730.6
Feb-97 .................      26720.8                  21203.6
Mar-97 .................      25745.3                  20203
Apr-97 .................      26494.6                  20259.4
May-97 .................      29083.2                  22513.3
Jun-97 .................      30426.2                  23478.2
Jul-97 .................      31942.5                  24570.6
Aug-97 .................      32621.2                  25132.8
Sep-97 .................      34108.6                  26972.3
Oct-97 .................      32765.6                  25787.4
Nov-97 .................      32621.1                  25620.5

Dec-97 ................       33384.9                  26068.9
Jan-98 .................      33068.1                  25657.5
Feb-98 .................      35436.1                  27554.7
Mar-98 .................      36703.5                    28691
Apr-98 .................      36803.5                  28849.7
May-98 .................      34869.1                  27295.8
Jun-98 .................      33784.7                  27353.1
Jul-98 .................      31399.5                  25138.9
Aug-98 .................      25144.7                  20257.4
Sep-98 .................      25833.7                  21842.8
Oct-98 .................      27326.9                  22733.5
Nov-98 .................      28450                    23924.5

Dec-98 .................      29172.6                  25405
Jan-99 .................      28953.8                  25742.6
Feb-99 .................      26875                    23657.7
Mar-99 .................      26892.2                  24027
Apr-99 .................      29793.8                  26180.1
May-99 .................      31235.8                  26562.3
Jun-99 .................      32374.4                  27762.9
Jul-99 .................      31905                    27001.1
Aug-99 .................      30105.5                  26002.1
Sep-99 .................      29566.6                  26007.3
Oct-99 .................      28098.7                  26114.2
Nov-99 .................      28656.1                  27672.1

Dec-99 ................       29687.8                  30804.6


LAZARD GLOBAL EQUITY PORTFOLIO

The Lazard Global Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large companies, both U.S. and non-U.S., with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) World Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD GLOBAL EQUITY PORTFOLIO AND THE MORGAN STANLEY CAPITAL INTERNATIONAL
                                  WORLD INDEX

            [FIGURES BELOW REPRESENT LINE CHART IN ITS PRINTED FORM]

                                                 Lazard Global
                                                Equity Portfolio   MSCI World
                                                ----------------   ----------

1/4/96 .............................               10000            10000

Jan-96 .............................               10010            10117.9
Feb-96 .............................               10170            10177.4
Mar-96 .............................               10310            10344.6
Apr-96 .............................               10430            10585.7
May-96 .............................               10460            10592.7
Jun-96 .............................               10530            10644.2
Jul-96 .............................               10160            10265.9
Aug-96 .............................               10290            10381.8
Sep-96 .............................               10620            10786.2
Oct-96 .............................               10720            10859.3
Nov-96 .............................               11570            11465.7
Dec-96 .............................               11578.4          11279.9

Jan-97 .............................               11550            11413.7
Feb-97 .............................               11749.8          11542.8
Mar-97 .............................               11679.2          11312.3
Apr-97 .............................               11911.2          11679.9
May-97 .............................               12451.4          12398.7
Jun-97 .............................               13215.2          13014.9
Jul-97 .............................               13717.5          13612.2
Aug-97 .............................               12974.6          12699.5
Sep-97 .............................               13780.2          13387.3
Oct-97 .............................               12900            12680.5
Nov-97 .............................               13131.5          12902.8
Dec-97 .............................               13345.5          13057.9

Jan-98 .............................               13592.2          13419.6
Feb-98 .............................               14500.6          14325.2
Mar-98 .............................               15442.7          14927.9
Apr-98 .............................               15610.9          15071.5
May-98 .............................               15644.5          14880.4
Jun-98 .............................               15779.1          15231.6
Jul-98 .............................               15768            15204.9
Aug-98 .............................               13454.8          13175
Sep-98 .............................               13193.3          13405.7
Oct-98 .............................               14349            14615.3
Nov-98 .............................               15211.4          15482.2
Dec-98 .............................               15627.3          16236.2

Jan-99 .............................               15864.8          16589.4
Feb-99 .............................               15412.7          16145.7
Mar-99 .............................               16043.7          16815.6
Apr-99 .............................               16828.8          17476.1
May-99 .............................               16401.4          16835.2
Jun-99 .............................               17221.4          17618
Jul-99 .............................               17150.8          17563.4
Aug-99 .............................               17049.1          17529.8
Sep-99 .............................               16762            17357.4
Oct-99 .............................               17298.4          18256.5
Nov-99 .............................               17537.1          18767.7
Dec-99 .............................               18193            20284.4

   PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (continued)

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LAZARD INTERNATIONAL EQUITY PORTFOLIO

The Lazard International Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD INTERNATIONAL EQUITY PORTFOLIO AND THE MORGAN STANLEY CAPITAL
             INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX

            [FIGURES BELOW REPRESENT LINE CHART IN ITS PRINTED FORM]

                                   Lazard International
                                     Equity Portfolio            MSCI EAFE
                                   --------------------          ---------

10/29/91 ..............                   10000                   10000
Nov-91                                     9990                    9533.13

Dec-91 ................                   10319.1                 10025.6
Jan-92 ................                   10459.4                  9811.65
Feb-92 ................                   10569.6                  9460.46
Mar-92 ................                   10319.1                  8835.87
Apr-92 ................                   10539.6                  8877.43
May-92 ................                   11030.5                  9471.63
Jun-92 ................                   10820.1                  9022.68
Jul-92 ................                   10198.9                  8791.76
Aug-92 ................                   10078.7                  9343.19
Sep-92 ................                   9627.87                  9158.69
Oct-92 ................                   9457.55                  8678.28
Nov-92 ................                   9417.48                  8759.94

Dec-92 ................                   9635.88                  8805.25
Jan-93 ................                   9554.57                  8804.12
Feb-93 ................                   9768.02                  9070.12
Mar-93 ................                   10042.5                  9860.73
Apr-93 ................                   10266.1                  10796.5
May-93 ................                   10550.7                  11024.6
Jun-93 ................                   10428.7                  10852.6
Jul-93 ................                   10744.8                  11232.5
Aug-93 ................                   11539.2                  11838.8
Sep-93 ................                   11203.1                  11572.3
Oct-93 ................                   11793.8                  11929
Nov-93 ................                   11569.8                  10886.3

Dec-93 ................                   12627.6                  11672.3
Jan-94 ................                   13826.8                  12659.2
Feb-94 ................                   13396.3                  12624.1
Mar-94 ................                   12842.8                  12080.4
Apr-94 ................                   13324.6                  12592.9
May-94 ................                   13242.6                  12520.6
Jun-94 ................                   12955.6                  12697.6
Jul-94 ................                   13598.4                  12819.7
Aug-94 ................                   14217                    13123.2
Sep-94 ................                   13526.3                  12709.8
Oct-94 ................                   13763.4                  13133
Nov-94 ................                   12938.6                  12501.9

Dec-94 ................                   12657.4                  12580.1
Jan-95 ................                   12048.8                  12096.8
Feb-95 ................                   12127.7                  12062.1
Mar-95 ................                   12285.5                  12814.4
Apr-95 ................                   12815.2                  13296.3
May-95 ................                   12927.9                  13137.9
Jun-95 ................                   13142.1                  12907.4
Jul-95 ................                   13976.1                  13711
Aug-95 ................                   13728.1                  13188
Sep-95 ................                   14032.5                  13445.5
Oct-95 ................                   13807                    13084.1
Nov-95 ................                   13942.3                  13448.1

Dec-95 ................                   14320.6                  13989.9
Jan-96 ................                   14400.8                  14047.4
Feb-96 ................                   14607                    14094.9
Mar-96 ................                   14962.1                  14394.3
Apr-96 ................                   15333.9                  14812.7
May-96 ................                   15230.3                  14540.2
Jun-96 ................                   15518.1                  14622
Jul-96 ................                   15091.4                  14194.6
Aug-96 ................                   15114.4                  14225.7
Sep-96 ................                   15471.2                  14603.7
Oct-96 ................                   15540.3                  14454.3
Nov-96 ................                   16357.6                  15029.4

Dec-96 ................                   16559.8                  14836.1
Jan-97 ................                   16134.2                  14316.9
Feb-97 ................                   16535.5                  14551.1
Mar-97 ................                   16936.7                  14603.8
Apr-97 ................                   16814.8                  14681.3
May-97 ................                   17520.1                  15636.6
Jun-97 ................                   18609.7                  16499
Jul-97 ................                   19038.2                  16766
Aug-97 ................                   17838.4                  15513.9
Sep-97 ................                   19344.3                  16383
Oct-97 ................                   18144.5                  15123.7
Nov-97 ................                   18266.9                  14969.5

Dec-97 ................                   18520.4                  15100.1
Jan-98 ................                   18957.9                  15790.1
Feb-98 ................                   20045                    16803.3
Mar-98 ................                   21291.2                  17320.7
Apr-98 ................                   21635.9                  17457.8
May-98 ................                   22220                    17373.1
Jun-98 ................                   21982.3                  17505.1
Jul-98 ................                   22248.3                  17682.6
Aug-98 ................                   19193.6                  15491.9
Sep-98 ................                   18220.5                  15017
Oct-98 ................                   19605.2                  16582.3
Nov-98 ................                   20724.7                  17431.9

Dec-98 ................                   21493.2                  18119.4
Jan-99 ................                   21409.3                  18065.9
Feb-99 ................                   20844.1                  17635.3
Mar-99 ................                   21536.2                  18371.6
Apr-99 ................                   22537.6                  19116
May-99 ................                   21719.5                  18131.5
Jun-99 ................                   22651.2                  18838.5
Jul-99 ................                   23371.5                  19398.6
Aug-99 ................                   23822.6                  19469.4
Sep-99 ................                   23808.3                  19665.4
Oct-99 ................                   24460.7                  20402.1
Nov-99 ................                   24901                    21110.7

Dec-99 ................                   26668.9                  23005.5


LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

The Lazard International Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small non-U.S. companies in the range of the Morgan Stanley Capital International Europe, Australasia and Far East Small Cap Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD INTERNATIONAL SMALL CAP PORTFOLIO AND THE MORGAN STANLEY CAPITAL
         INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST SMALL CAP INDEX

            [FIGURES BELOW REPRESENT LINE CHART IN ITS PRINTED FORM]

                            Lazard International
                            Small Cap Portfolio        MSCI EAFE Small Cap
                            --------------------       -------------------

12/1/93 .................          10000                      10000

Dec-93...................          10872.5                    10854.3
Jan-94...................          12082.8                    12056.9
Feb-94...................          11882.7                    12286.4
Mar-94...................          11162.6                    12009.5
Apr-94...................          11042.5                    12515.7
May-94...................          10992.5                    12357.5

Jun-94 ..................          10712.5                    12610.7
Jul-94...................          10912.5                    12634.4
Aug-94...................          11352.6                    12761
Sep-94...................          11002.5                    12302.1
Oct-94...................          11092.6                    12476.1
Nov-94...................          10612.5                    11605.9

Dec-94 ..................          10382.4                    11756.3
Jan-95...................          10072.3                    11305.3
Feb-95...................          10012.3                    11155
Mar-95...................          9782.26                    11384.4
Apr-95...................          10002.3                    11637.6
May-95...................          10272.4                    11368.6

Jun-95 ..................          10362.4                    11115.4
Jul-95...................          10752.5                    11827.5
Aug-95...................          10652.5                    11495.2
Sep-95...................          10962.5                    11463.5
Oct-95...................          10532.4                    11004.7
Nov-95...................          10502.4                    11139.1

Dec-95 ..................          10567.7                    11519
Jan-96...................          10738.7                    11867
Feb-96...................          10829.2                    11977.8
Mar-96...................          10969.9                    12215.1
Apr-96...................          11412.3                    12856
May-96...................          11492.8                    12594.8

Jun-96 ..................          11533                      12579.1
Jul-96...................          11130.8                    11882.8
Aug-96...................          11482.7                    11922.4
Sep-96...................          11553.1                    11977.8
Oct-96...................          11643.6                    11764.2
Nov-96...................          12186.6                    11914.4

Dec-96 ..................          12221.5                    11503.1
Jan-97...................          12385.4                    11271
Feb-97...................          12621                      11481.2
Mar-97...................          12426.3                    11191.5
Apr-97...................          11985.8                    10818.4
May-97...................          12556.1                    11638

Jun-97 ..................          13124                      11847.6
Jul-97...................          13010.4                    11430.7
Aug-97...................          12618                      10701.2
Sep-97...................          13351.2                    10475.4
Oct-97...................          12711                      9895.18
Nov-97...................          12308.2                    9205.22

Dec-97 ..................          12254.2                     8668.49
Jan-98...................          12526.7                     9210.4
Feb-98...................          13679.8                    10035.8
Mar-98...................          14780.5                    10257.6
Apr-98...................          15440.9                    10237.8
May-98...................          15786.8                    10271.2

Jun-98 ..................          15314.8                    9862.51
Jul-98...................          15115.7                    9727.81
Aug-98...................          13341.1                    8433.37
Sep-98...................          12315.2                    8045.6
Oct-98...................          12657.5                    8690.12
Nov-98...................          12753.7                    9105.26

Dec-98 ..................          13179.7                     9140.23
Jan-99...................          12949.1                     9025.2
Feb-99...................          12787.2                    8911.32
Mar-99...................          12996                      9393.88
Apr-99...................          13642.6                    10092.2
May-99...................          13399.8                    9726.32

Jun-99 ..................          14047                      10243.5
Jul-99...................          14601.8                    10556.7
Aug-99...................          14853.7                    10781
Sep-99...................          15017.1                    10747.1
Oct-99...................          14866.2                    10599.8
Nov-99...................          15412.4                    10657.3

Dec-99 ..................          16616.1                    10755.8



   PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (continued)

--------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO

The Lazard Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are in emerging market countries that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD
     EMERGING MARKETS PORTFOLIO AND THE MORGAN STANLEY CAPITAL INTERNATIONAL
                         EMERGING MARKETS (FREE) INDEX

          [FIGURES BELOW REPRESENT LINE CHART IN ITS PRINTED FORM]

                                              Lazard Emerging     MSCI Emerging
                                             Markets Portfolio   Markets (Free)
                                             -----------------   --------------

7/15/94 ..............................           10000               10000

Jul-94 ...............................           10210               10280
Aug-94 ...............................           11300               11555.8
Sep-94 ...............................           11660               11687.5
Oct-94 ...............................           11580               11477.1
Nov-94 ...............................           11320               10880.3
Dec-94 ...............................            9860               10006.6

Jan-95 ...............................            8640                8941.91
Feb-95 ...............................            8420                8712.99
Mar-95 ...............................            8400                8768.76
Apr-95 ...............................            8650                9162.48
May-95 ...............................            9160                9649.92
Jun-95 ...............................            9140                9678.87
Jul-95 ...............................            9490                9896.16
Aug-95 ...............................            9370                9663.01
Sep-95 ...............................            9460                9617.11
Oct-95 ...............................            9040                9248.96
Nov-95 ...............................            8920                9084.05
Dec-95 ...............................            9280.04             9486.93

Jan-96 ...............................           10163.9             10161.3
Feb-96 ...............................           10244.2              9999.7
Mar-96 ...............................           10244.2             10077.6
Apr-96 ...............................           10897.5             10480.5
May-96 ...............................           11269.2             10433.7
Jun-96 ...............................           11168.7             10498.8
Jul-96 ...............................           10676.6              9781.27
Aug-96 ...............................           10867.4             10031.7
Sep-96 ...............................           11168.7             10118.5
Oct-96 ...............................           11048.2              9848.69
Nov-96 ...............................           11369.6             10013.8
Dec-96 ...............................           11472.7             10059

Jan-97 ...............................           12240.3             10745.1
Feb-97 ...............................           12762.2             11205.3
Mar-97 ...............................           12639.4             10911
Apr-97 ...............................           12772.4             10930.3
May-97 ...............................           13189.1             11243.1
Jun-97 ...............................           14164.6             11844.9
Jul-97 ...............................           14143.8             12021.7
Aug-97 ...............................           12597.6             10491.9
Sep-97 ...............................           13178.8             10782.7
Oct-97 ...............................           10770                9013.36
Nov-97 ...............................           10252.5              8684.48
Dec-97 ...............................           10343.9              8893.76

Jan-98 ...............................            9781.73             8196.22
Feb-98 ...............................           10625                9051.71
Mar-98 ...............................           11243.4              9444.52
Apr-98 ...............................           11175.9              9341.64
May-98 ...............................            9837.95             8061.45
Jun-98 ...............................            9276.2              7215.84
Jul-98 ...............................            9535.01             7444.62
Aug-98 ...............................            6649.72             5292.08
Sep-98 ...............................            7088.6              5627.79
Oct-98 ...............................            7684.75             6220.4
Nov-98 ...............................            8247.27             6737.74
Dec-98 ...............................            7914.91             6640.1

Jan-99 ...............................            7356.11             6532.97
Feb-99 ...............................            7344.34             6596.51
Mar-99 ...............................            8404.5              7465.87
Apr-99 ...............................            9293.28             8389.55
May-99 ...............................            9020.05             8340.75
Jun-99 ...............................           10103.4              9287.36
Jul-99 ...............................            9818.45             9034.74
Aug-99 ...............................            9640.73             9116.94
Sep-99 ...............................            9286.73             8808.79
Oct-99 ...............................            9446.27             8996.35
Nov-99 ...............................           10657.3              9803.01
Dec-99 ...............................           12330.5             11049.8


LAZARD BOND PORTFOLIO

The Lazard Bond Portfolio seeks to build and preserve capital. The Portfolio invests in a range of bonds and other fixed-income securities, including mortgage-backed securities, asset-backed securities, municipal securities, corporate fixed-income securities and U.S. Govern ment securities.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
               LAZARD BOND PORTFOLIO AND THE LEHMAN INTERMEDIATE
                        GOVERNMENT/CORPORATE BOND INDEX


          [FIGURES BELOW REPRESENT LINE CHART IN ITS PRINTED FORM]

                                                Lazard Bond     Lehman Int.
                                                 Portfolio        G/C Bond
                                                -----------     -----------

11/12/91 .............................            10000            10000

Nov-91 ...............................            10103.5          10114.8
Dec-91 ...............................            10392.2          10361.8

Jan-92 ...............................            10277.7          10268
Feb-92 ...............................            10304.8          10308.6
Mar-92 ...............................            10242.6          10268
Apr-92 ...............................            10323.3          10358.3
May-92 ...............................            10467            10518.8
Jun-92 ...............................            10599.7          10674.5
Jul-92 ...............................            10810.9          10886.8
Aug-92 ...............................            10912.9          10995.7
Sep-92 ...............................            11037.2          11145
Oct-92 ...............................            10891.4          11000.4
Nov-92 ...............................            10843.6          10958.5
Dec-92 ...............................            10983.3          11105.3

Jan-93 ...............................            11180.9          11321.3
Feb-93 ...............................            11360.5          11499.8
Mar-93 ...............................            11383.2          11545.5
Apr-93 ...............................            11464.6          11638.5
May-93 ...............................            11409.8          11612.6
Jun-93 ...............................            11626            11794.9
Jul-93 ...............................            11713.3          11823.8
Aug-93 ...............................            11912            12011.3
Sep-93 ...............................            11901.7          12061.2
Oct-93 ...............................            11939.3          12093.4
Nov-93 ...............................            11903.3          12026
Dec-93 ...............................            11926.3          12081.1

Jan-94 ...............................            12117.8          12215.2
Feb-94 ...............................            11910.1          12034.6
Mar-94 ...............................            11640.6          11836
Apr-94 ...............................            11494.6          11755.5
May-94 ...............................            11441.8          11763.3
Jun-94 ...............................            11434.4          11765
Jul-94 ...............................            11635.3          11934.3
Aug-94 ...............................            11648.2          11971.6
Sep-94 ...............................            11396.7          11861.5
Oct-94 ...............................            11405.8          11859.9
Nov-94 ...............................            11369.8          11806
Dec-94 ...............................            11421.2          11847.8

Jan-95 ...............................            11608.4          12047.5
Feb-95 ...............................            11841.2          12297.4
Mar-95 ...............................            11910.4          12367.8
Apr-95 ...............................            12070.8          12520.4
May-95 ...............................            12550.1          12899
Jun-95 ...............................            12643            12985.4
Jul-95 ...............................            12573.3          12987.2
Aug-95 ...............................            12703.9          13105.5
Sep-95 ...............................            12843.2          13200.4
Oct-95 ...............................            13022.2          13347.5
Nov-95 ...............................            13167.2          13522.9
Dec-95 ...............................            13271.5          13664.6

Jan-96 ...............................            13387.2          13782.5
Feb-96 ...............................            13239            13620.7
Mar-96 ...............................            13151.7          13550.5
Apr-96 ...............................            13119.8          13502.6
May-96 ...............................            13108.1          13492.4
Jun-96 ...............................            13222.8          13635.8
Jul-96 ...............................            13262.5          13676.3
Aug-96 ...............................            13303.6          13687.1
Sep-96 ...............................            13504.5          13877.8
Oct-96 ...............................            13713            14123
Nov-96 ...............................            13916.3          14309.2
Dec-96 ...............................            13850.6          14217.5

Jan-97 ...............................            13949.5          14272.8
Feb-97 ...............................            13984.3          14300.1
Mar-97 ...............................            13876.2          14201.4
Apr-97 ...............................            14048.2          14368.2
May-97 ...............................            14187.4          14487.5
Jun-97 ...............................            14318.8          14619.8
Jul-97 ...............................            14578.1          14917.2
Aug-97 ...............................            14531.8          14842.2
Sep-97 ...............................            14717.4          15014.8
Oct-97 ...............................            14865.8          15181.1
Nov-97 ...............................            14894.5          15214.6
Dec-97 ...............................            15036.6          15336.3

Jan-98 ...............................            15228            15537.2
Feb-98 ...............................            15223.1          15525.3
Mar-98 ...............................            15233.2          15575.1
Apr-98 ...............................            15303.5          15653.3
May-98 ...............................            15404.7          15768
Jun-98 ...............................            15504.8          15868.8
Jul-98 ...............................            15543.6          15924.6
Aug-98 ...............................            15627.5          16174.6
Sep-98 ...............................            15869.8          16580.6
Oct-98 ...............................            15719            16564.2
Nov-98 ...............................            15807            16562.9
Dec-98 ...............................            15905            16629.2

Jan-99 ...............................            16025.9          16720.5
Feb-99 ...............................            15745.4          16474.7
Mar-99 ...............................            15884            16597.7
Apr-99 ...............................            15942            16648.7
May-99 ...............................            15787.3          16520.5
Jun-99 ...............................            15762.1          16532.7
Jul-99 ...............................            15721.1          16517.3
Aug-99 ...............................            15704.5          16530.5
Sep-99 ...............................            15827.7          16684.3
Oct-99 ...............................            15821.4          16727.7
Nov-99 ...............................            15856.2          16748.4
Dec-99 ...............................            15832.4          16693.1


  PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (continued)

--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO

The Lazard High Yield Portfolio seeks maximum total return from a combination of capital appreciation and current income. The Portfolio invests primarily in high-yielding corporate fixed-income securities rated, at the time of purchase, below investment grade ("junk bonds").


      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD HIGH YIELD PORTFOLIO AND THE MERRILL LYNCH HIGH YIELD MASTER II INDEX

          [FIGURES BELOW REPRESENT LINE CHART IN ITS PRINTED FORM]

                                                Lazard High
                                              Yield Portfolio   MLHY Master II
                                              ---------------   --------------

1/2/98 .............................               10000            10000

Jan-98 .............................               10222.3          10159.4
Feb-98 .............................               10473.7          10200.5
Mar-98 .............................               10715.9          10297.5
Apr-98 .............................               10848            10341.6
May-98 .............................               10849.7          10403.8
Jun-98 .............................               10879            10457.6
Jul-98 .............................               10969.3          10524.2
Aug-98 .............................               10353.9          9992.92
Sep-98 .............................               10147.8          10018.9
Oct-98 .............................                9801.8           9805
Nov-98 .............................               10227.2          10313.7
Dec-98 .............................               10290            10295.2

Jan-99 .............................               10421.1          10434.1
Feb-99 .............................               10484            10363.2
Mar-99 .............................               10604.1          10483.6
Apr-99 .............................               10774.3          10675.4
May-99 .............................               10661.8          10577.7
Jun-99 .............................               10652.2          10551.6
Jul-99 .............................               10624.5          10565.3
Aug-99 .............................               10448.2          10453.3
Sep-99 .............................               10377.1          10411.5
Oct-99 .............................               10311.4          10355.3
Nov-99 .............................               10522.8          10490.2
Dec-99 .............................               10593.3          10553.6


LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO

The Lazard International Fixed-Income Portfolio seeks maximum total return from a combination of capital appreciation and current income. The Portfolio invests primarily in non-U.S. fixed-income securities of varying maturities. The portfolio typically invests more than half of its total assets in corporate bonds, mortgage-related securities and asset-backed securities and typically invests less than half of its total assets in foreign government obligations.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
              LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO AND THE
                   SALOMON WORLD GOVERNMENT BOND INDEX EX-US

          [FIGURES BELOW REPRESENT LINE CHART IN ITS PRINTED FORM]

                                                    Lazard
                                                 International
                                                 Fixed-Income
                                                  Portfolio       SWGBI Ex-US
                                                 -------------    -----------

11/8/91 ..............................              10000           10000

Nov-91 ...............................              10036.5         10156
Dec-91 ...............................              10394.5         10684.1

Jan-92 ...............................              10093           10495
Feb-92 ...............................              10106.3         10436.2
Mar-92 ...............................               9966.7         10325.6
Apr-92 ...............................              10027.9         10398.9
May-92 ...............................              10311.9         10718.2
Jun-92 ...............................              10507           11018.3
Jul-92 ...............................              10664.4         11275
Aug-92 ...............................              10974.1         11590.7
Sep-92 ...............................              10958.8         11706.6
Oct-92 ...............................              10712.4         11388.2
Nov-92 ...............................              10536           11207.1
Dec-92 ...............................              10606           11274.4

Jan-93 ...............................              10780.4         11428.8
Feb-93 ...............................              10985.4         11656.3
Mar-93 ...............................              11184.5         11945.3
Apr-93 ...............................              11550.9         12303.7
May-93 ...............................              11746.6         12527.6
Jun-93 ...............................              11625.3         12293.3
Jul-93 ...............................              11657.8         12302
Aug-93 ...............................              12045.5         12739.9
Sep-93 ...............................              12228.8         12955.2
Oct-93 ...............................              12212.1         12895.6
Nov-93 ...............................              12132.2         12836.3
Dec-93 ...............................              12267.5         12978.8

Jan-94 ...............................              12353.8         13034.6
Feb-94 ...............................              12323.5         13071.1
Mar-94 ...............................              12412.5         13230.5
Apr-94 ...............................              12389.6         13316.5
May-94 ...............................              12309.3         13136.8
Jun-94 ...............................              12613.8         13454.7
Jul-94 ...............................              12603.2         13489.7
Aug-94 ...............................              12505.1         13411.4
Sep-94 ...............................              12749           13677
Oct-94 ...............................              13068.7         14029.8
Nov-94 ...............................              12838.6         13747.8
Dec-94 ...............................              12779.1         13754.7

Jan-95 ...............................              12966.2         14054.6
Feb-95 ...............................              13374.6         14452.3
Mar-95 ...............................              14465.5         15740.2
Apr-95 ...............................              14872.2         16077.1
May-95 ...............................              15226.3         16428.3
Jun-95 ...............................              15311.4         16509.9
Jul-95 ...............................              15316           16597.4
Aug-95 ...............................              14508.6         15648.4
Sep-95 ...............................              14894.1         16110
Oct-95 ...............................              14998.8         16161.5
Nov-95 ...............................              15108.8         16302.9
Dec-95 ...............................              15255.6         16444.6

Jan-96 ...............................              14986.2         16081.1
Feb-96 ...............................              15010.8         16127.2
Mar-96 ...............................              15014.5         16166.9
Apr-96 ...............................              15035.6         16134.5
May-96 ...............................              15090.4         16143.4
Jun-96 ...............................              15176.4         16233.8
Jul-96 ...............................              15569.4         16681.9
Aug-96 ...............................              15659.9         16793.6
Sep-96 ...............................              15684.6         16761.7
Oct-96 ...............................              15935.7         17045
Nov-96 ...............................              16132.2         17240.3
Dec-96 ...............................              16097.2         17118.3

Jan-97 ...............................              15456.4         16422.6
Feb-97 ...............................              15337.2         16232.1
Mar-97 ...............................              15190.8         16128.2
Apr-97 ...............................              14886.4         15800.8
May-97 ...............................              15387           16382.3
Jun-97 ...............................              15580.3         16583.8
Jul-97 ...............................              15203.7         16151
Aug-97 ...............................              15175           16223.6
Sep-97 ...............................              15550           16617.9
Oct-97 ...............................              15729           16990.1
Nov-97 ...............................              15405.9         16555.2
Dec-97 ...............................              15199.7         16388

Jan-98 ...............................              15267.3         16499.4
Feb-98 ...............................              15514.1         16732
Mar-98 ...............................              15269.2         16456
Apr-98 ...............................              15603.6         16818
May-98 ...............................              15492           16791.1
Jun-98 ...............................              15459.5         16730.6
Jul-98 ...............................              15507.4         16750.7
Aug-98 ...............................              15443.8         17209.7
Sep-98 ...............................              16339.5         18338.6
Oct-98 ...............................              16949           19165.7
Nov-98 ...............................              16740.5         18775.2
Dec-98 ...............................              17205.9         19304

Jan-99 ...............................              17076.9         19001.1
Feb-99 ...............................              16482.8         18334.8
Mar-99 ...............................              16530.6         18370
Apr-99 ...............................              16514.2         18342.3
May-99 ...............................              16192.2         17972.6
Jun-99 ...............................              15853.3         17544.8
Jul-99 ...............................              16370.1         18160.6
Aug-99 ...............................              16441.6         18276.9
Sep-99 ...............................              16703.1         18617.5
Oct-99 ...............................              16751.5         18597.1
Nov-99 ...............................              16572.3         18342.3
Dec-99 ...............................              16703.2         18324.7


  PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (continued)

--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO

The Lazard Strategic Yield Portfolio seeks total return from a combination of capital appreciation and current income. The Portfolio invests in a wide variety of U.S. and non-U.S. fixed-income securities. The Portfolio typically invests approximately half of its total assets in investment grade corporate bonds, mortgage-related securities and asset-backed securities. The Portfolio typically invests approximately half of its total assets in fixed-income securities rated below investment grade ("junk bonds"), emerging markets securities, structured notes, and local currency-denominated bonds. Structured notes are securities that provide cash flows based on the movements of underlying variables, such as exchange rates or interest rates.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD STRATEGIC YIELD PORTFOLIO AND THE ONE MONTH LIBOR USD FIXED INDEX


          [FIGURES BELOW REPRESENT LINE CHART IN ITS PRINTED FORM]

                                           Lazard Strategic    One Month LIBOR
                                           Yield Portfolio     USD Fixed Index
                                           ----------------    ---------------

10/1/91 ..............................        10000                10000

Oct-91 ...............................        10359.7              10041.8
Nov-91 ...............................        10493.2              10084.2
Dec-91 ...............................        10212.9              10119.7

Jan-92 ...............................        10133.8              10154.3
Feb-92 ...............................        10298.7              10189.6
Mar-92 ...............................        10421.4              10225
Apr-92 ...............................        10420.1              10257.9
May-92 ...............................        10536.4              10291.5
Jun-92 ...............................        10640.3              10324.6
Jul-92 ...............................        10841.5              10353.1
Aug-92 ...............................        10955.8              10382.7
Sep-92 ...............................        11071.4              10409.8
Oct-92 ...............................        10596.5              10437.6
Nov-92 ...............................        10594                10473.9
Dec-92 ...............................        10821.1              10502.3

Jan-93 ...............................        11106.5              10529.2
Feb-93 ...............................        11322.1              10556.8
Mar-93 ...............................        11506                10584.3
Apr-93 ...............................        11516.1              10611.5
May-93 ...............................        11617.2              10639.8
Jun-93 ...............................        11928                10667.6
Jul-93 ...............................        12086                10695.4
Aug-93 ...............................        12184.6              10723.4
Sep-93 ...............................        12172.4              10751.5
Oct-93 ...............................        12354.4              10779.6
Nov-93 ...............................        12391.5              10811.1
Dec-93 ...............................        12508.8              10840

Jan-94 ...............................        12759.9              10867.8
Feb-94 ...............................        12574.3              10899.6
Mar-94 ...............................        12322                10932.5
Apr-94 ...............................        12151.3              10968.3
May-94 ...............................        12146.9              11007.6
Jun-94 ...............................        12057                11048.6
Jul-94 ...............................        12191.7              11089.2
Aug-94 ...............................        12357.7              11133.3
Sep-94 ...............................        12288.5              11179.1
Oct-94 ...............................        12258.6              11225.2
Nov-94 ...............................        12315.9              11280.3
Dec-94 ...............................        12216.5              11335.2

Jan-95 ...............................        12206.5              11391.2
Feb-95 ...............................        12267.8              11447.8
Mar-95 ...............................        12329.6              11504.7
Apr-95 ...............................        12613.8              11561.3
May-95 ...............................        12959.5              11618.1
Jun-95 ...............................        13033.5              11675.8
Jul-95 ...............................        13135.4              11731.6
Aug-95 ...............................        13276.8              11787.6
Sep-95 ...............................        13399.8              11843.8
Oct-95 ...............................        13492.7              11899.9
Nov-95 ...............................        13663.8              11957.6
Dec-95 ...............................        13873.3              12012.9

Jan-96 ...............................        14155.6              12066
Feb-96 ...............................        14102.5              12118.2
Mar-96 ...............................        14205.9              12171.8
Apr-96 ...............................        14340.3              12225
May-96 ...............................        14478.1              12279.1
Jun-96 ...............................        14643                12333.7
Jul-96 ...............................        14732.3              12388.2
Aug-96 ...............................        14891.4              12443
Sep-96 ...............................        15216.8              12498
Oct-96 ...............................        15387                12552.6
Nov-96 ...............................        15619.5              12609.4
Dec-96 ...............................        15780.6              12665.8

Jan-97 ...............................        15977.1              12721.8
Feb-97 ...............................        16135.3              12778.1
Mar-97 ...............................        16052.2              12837.1
Apr-97 ...............................        16140.6              12896.4
May-97 ...............................        16338.9              12956
Jun-97 ...............................        16499.2              13015.8
Jul-97 ...............................        16611.4              13075.3
Aug-97 ...............................        16526.9              13135.4
Sep-97 ...............................        16702.1              13195.8
Oct-97 ...............................        16487.4              13256.1
Nov-97 ...............................        16582.4              13320.3
Dec-97 ...............................        16618.3              13382.2

Jan-98 ...............................        16761.2              13443.4
Feb-98 ...............................        16926.1              13505.5
Mar-98 ...............................        17145.9              13567.9
Apr-98 ...............................        17241.6              13630.2
May-98 ...............................        17234.2              13692.9
Jun-98 ...............................        17199.7              13755.8
Jul-98 ...............................        17423.3              13819
Aug-98 ...............................        16550.4              13882.5
Sep-98 ...............................        16550.4              13942.9
Oct-98 ...............................        16326.3              14002.5
Nov-98 ...............................        16644.7              14066.5
Dec-98 ...............................        16742.1              14124.4

Jan-99 ...............................        16901.1              14181.2
Feb-99 ...............................        16942.3              14238.3
Mar-99 ...............................        17112.6              14295.6
Apr-99 ...............................        17341                14352.6
May-99 ...............................        17191.9              14410.3
Jun-99 ...............................        17301.4              14469.4
Jul-99 ...............................        17249.5              14530.2
Aug-99 ...............................        17160.7              14593.7
Sep-99 ...............................        17122.1              14657.9
Oct-99 ...............................        17179.3              14722.7
Nov-99 ...............................        17371.3              14799.8
Dec-99 ...............................        17564.2              14876.7


  PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE

--------------------------------------------------------------------------------



                                                   AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1999
                                                 --------------------------------------------------------------------
                                                                         INSTITUTIONAL SHARES
                                                 --------------------------------------------------------------------
                                                      ONE          THREE          FIVE          TEN          SINCE
                                                     YEAR           YEAR          YEAR          YEAR       INCEPTION*
                                                 ------------   -----------   -----------   -----------   -----------

Lazard Equity Portfolio                            4.23%         15.23%        20.36%       14.85%        14.09%
Standard & Poor's 500 Stock Index**               21.04%         27.56%        28.55%       18.21%        16.85%

Lazard Mid Cap Portfolio                           4.38%            --            --           --          5.03%
Russell Midcap Index**                            18.23%            --            --           --         14.62%

Lazard Small Cap Portfolio                         1.77%          4.43%        11.39%          --         14.25%
Russell 2000 Index**                              21.26%         13.08%        16.69%          --         14.77%

Lazard Global Equity Portfolio                    16.42%         16.26%           --           --         16.17%
MSCI World Index**                                24.93%         21.61%           --           --         19.37%

Lazard International Equity Portfolio             24.07%         17.21%        16.07%          --         12.76%
MSCI EAFE Index**                                 26.96%         15.75%        12.83%          --         10.74%

Lazard International Small Cap Portfolio          26.07%         10.78%         9.86%          --          8.70%
MSCI EAFE Small Cap Index**                       17.67%         (2.21%)       (1.76%)         --          1.20%

Lazard Emerging Markets Portfolio                 55.81%          2.43%         4.57%          --          3.91%
MSCI Emerging Markets (Free) Index**              66.41%          3.18%         2.00%          --          1.83%

Lazard Bond Portfolio                             (0.46%)         4.56%         6.75%          --          5.79%
Lehman Intermediate Gov't/Corp. Bond Index**       0.39%          5.50%         7.10%          --          6.48%

Lazard High Yield Portfolio                        2.94%            --            --           --          2.93%
Merrill Lynch High Yield Master II Index**         2.51%            --            --           --          2.74%

Lazard International Fixed-Income Portfolio+      (2.92%)         1.24%         5.50%          --          6.48%
Salomon World Government Bond Index Ex-US+**      (5.07%)         2.30%         5.91%          --          7.70%

Lazard Strategic Yield Portfolio                   4.91%          3.64%         7.53%          --          7.06%
One Month LIBOR USD Fixed Index**                  5.28%          5.49%         5.58%          --          4.93%

NOTES TO PERFORMANCE TABLE

* Performance is measured for Lazard Equity Portfolio from: June 1, 1987--Institutional, February 5, 1997--Open; Lazard Mid Cap Portfolio from:
   November 4, 1997--Institutional, November 4, 1997--Open; Lazard Small Cap Portfolio from: October 30, 1991--Institutional, January 30, 1997--Open; Lazard Global Equity Portfolio from: January 4, 1996--Institutional, January 30, 1997--Open; Lazard International Equity Portfolio from: October 29, 1991--Institutional, January 23, 1997--Open; Lazard International Small Cap Portfolio from: December 1, 1993--Institutional, February 13, 1997--Open; Lazard Emerging Markets Portfolio from: July 15, 1994--Institutional, January 8, 1997--Open; Lazard Bond Portfolio from: November 12, 1991--Institutional, March 5, 1997--Open; Lazard High Yield Portfolio from: January 2, 1998--Institutional, February 24, 1998--Open. Lazard International Fixed-Income Portfolio from: November 8, 1991--Institutional, January 8, 1997--Open; Lazard Strategic Yield Portfolio from: October 1, 1991--Institutional, January 23, 1997--Open.

   The performance for the relevant index is for the comparable period. Portfolio returns are net of fees and assume reinvestment of all dividends and distributions, if any. Certain expenses of a Portfolio may have been waived and/or reimbursed by the Investment Manager and/or the Administrator; without such waiver/reimbursement of expenses, the Portfolio's total return would have been lower.

   Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each Portfolio of The Lazard Funds, Inc. will fluctuate, so that an investor's shares in a Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

+ Effective January 1, 1993, the Portfolio is measured by the index "excluding U.S." Performance of the index "Since Inception" is a blended return of the index "including U.S." and the index "excluding U.S." for the applicable periods.


                     See additional footnotes on next page.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE (CONTINUED)

--------------------------------------------------------------------------------



                                                       CUMULATIVE TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1999
                                                 ------------------------------------------------------------------------
                                                                           INSTITUTIONAL SHARES
                                                 ------------------------------------------------------------------------
                                                      ONE           THREE           FIVE            TEN          SINCE
                                                     YEAR            YEAR           YEAR           YEAR        INCEPTION*
                                                 ------------   -------------   ------------   ------------   -----------
Lazard Equity Portfolio                            4.23%          52.99%         152.59%       299.38%        425.24%
Standard & Poor's 500 Stock Index**               21.04%         107.54%         251.08%       432.73%        609.70%

Lazard Mid Cap Portfolio                           4.38%             --              --            --          11.17%
Russell Midcap Index**                            18.23%             --              --            --          34.20%

Lazard Small Cap Portfolio                         1.77%          13.88%          71.51%           --         196.88%
Russell 2000 Index**                              21.26%          44.59%         116.35%           --         208.05%

Lazard Global Equity Portfolio                    16.42%          57.13%             --            --          81.93%
MSCI World Index**                                24.93%          79.83%             --            --         102.84%

Lazard International Equity Portfolio             24.07%          61.03%         110.69%           --         166.68%
MSCI EAFE Index**                                 26.96%          55.06%          82.87%           --         130.05%

Lazard International Small Cap Portfolio          26.07%          35.96%          60.04%           --          66.16%
MSCI EAFE Small Cap Index**                       17.67%         ( 6.50%)        ( 8.51%)          --           7.56%

Lazard Emerging Markets Portfolio                 55.81%           7.48%          25.06%           --          23.30%
MSCI Emerging Markets (Free) Index**              66.41%           9.85%          10.42%           --          10.50%

Lazard Bond Portfolio                             (0.46%)         14.31%          38.62%           --          58.32%
Lehman Intermediate Gov't/Corp. Bond Index**       0.39%          17.42%          40.90%           --          66.94%

Lazard High Yield Portfolio                        2.94%             --              --            --           5.93%
Merrill Lynch High Yield Master II Index**         2.51%             --              --            --           5.54%

Lazard International Fixed-Income Portfolio+      (2.92%)          3.76%          30.70%           --          67.03%
Salomon World Government Bond Index Ex-US+**      (5.07%)          7.05%          33.23%           --          83.25%

Lazard Strategic Yield Portfolio                   4.91%          11.31%          43.78%           --          75.64%
One Month LIBOR USD Fixed Index**                  5.28%          17.40%          31.18%           --          48.70%

** The performance  data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Stock Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell 2000 Index is composed of 2,000 common stocks of U.S. companies. The Morgan Stanley Capital International (MSCI) World Index is an arithmetic, market value-weighted average return net of dividends taxation, which is derived from equities of Europe, Australasia and Far East Index (EAFE Index) countries plus equities from Canada and the United States. The Morgan Stanley Capital International (MSCI) EAFE Index is a broadly diversified international index composed of the equity securities of approximately 1,000 companies located outside the United States. The MSCI EAFE Small Cap Index is an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of EAFE Index countries. The MSCI Emerging Markets (Free) Index is comprised of emerging market securities in countries open to non-local investors. The Lehman Intermediate Gov't/Corp. Bond Index is an index calculated by Lehman Brothers. The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Salomon World Government Bond Index Ex-US is a market capitalization-weighted index of institutionally traded fixed rate non-U.S. dollar government bonds, fully hedged into U.S. dollars. The One Month London Interbank Offered Rate USD Fixed Index (LIBOR) is an average derived from sixteen quotations provided by banks determined by the British Bankers Association.

This performance data is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE (CONTINUED)

--------------------------------------------------------------------------------



                                                    AVERAGE ANNUAL TOTAL
                                                         RETURNS FOR           CUMULATIVE TOTAL RETURNS FOR
                                                 PERIODS ENDED DECEMBER 31,     PERIODS ENDED DECEMBER 31,
                                                            1999                           1999
                                                 ---------------------------   ----------------------------
                                                                        OPEN SHARES
                                                 ----------------------------------------------------------
                                                      ONE           SINCE           ONE           SINCE
                                                     YEAR        INCEPTION*        YEAR         INCEPTION*
                                                 ------------   ------------   ------------   -------------
Lazard Equity Portfolio                            3.92%         13.54%          3.92%          44.53%
Standard & Poor's 500 Stock Index**               21.04%         27.48%         21.04%         102.25%

Lazard Mid Cap Portfolio                           3.96%          4.70%          3.96%          10.43%
Russell Midcap Index**                            18.23%         14.62%         18.23%          34.19%

Lazard Small Cap Portfolio                         1.47%          3.66%          1.47%          11.05%
Russell 2000 Index**                              21.26%         12.70%         21.26%          41.76%

Lazard Global Equity Portfolio                    16.06%         17.02%         16.06%          58.24%
MSCI World Index**                                24.93%         21.79%         24.93%          77.72%

Lazard International Equity Portfolio             23.67%         18.18%         23.67%          63.39%
MSCI EAFE Index**                                 26.96%         17.45%         26.96%          60.44%

Lazard International Small Cap Portfolio          25.55%          9.61%         25.55%          30.24%
MSCI EAFE Small Cap Index**                       17.67%         (1.41%)        17.67%         ( 4.01%)

Lazard Emerging Markets Portfolio                 55.26%          1.59%         55.26%           4.81%
MSCI Emerging Markets (Free) Index**              66.41%          2.79%         66.41%           8.54%

Lazard Bond Portfolio                             (0.76%)         4.15%         (0.76%)         12.17%
Lehman Intermediate Gov't/Corp. Bond Index**       0.39%          5.66%          0.39%          16.85%

Lazard High Yield Portfolio                        2.68%          0.21%          2.68%           0.38%
Merrill Lynch High Yield Master II Index**         2.51%          1.80%          2.51%           3.36%

Lazard International Fixed-Income Portfolio       (3.21%)         1.34%         (3.21%)          4.04%
Salomon World Government Bond Index Ex-US**       (5.07%)         2.67%         (5.07%)          8.15%

Lazard Strategic Yield Portfolio                   4.40%          2.90%          4.40%           8.76%
One Month LIBOR USD Fixed Index**                  5.28%          5.50%          5.28%          17.03%

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO

COMMON STOCKS--97.7%
AEROSPACE & DEFENSE--5.2%
 Boeing Co. ....................................          22,000     $   914,375
 General Dynamics Corp. ........................          97,200       5,127,300
 Honeywell International, Inc. .................         156,000       8,999,250
 United Technologies Corp. .....................         164,600      10,699,000
                                                                     -----------
                                                                      25,739,925
                                                                     -----------
ALUMINUM--1.5%
 Alcoa, Inc. ...................................          87,400       7,254,200
                                                                     -----------
AUTOMOTIVE--3.1%
 Ford Motor Co. ................................         114,400       6,113,250
 General Motors Corp. ..........................         131,100       9,529,331
                                                                     -----------
                                                                      15,642,581
                                                                     -----------
BANKING & FINANCIAL SERVICES--19.6%
 Bank of America Corp. .........................         181,750       9,121,578
 Chase Manhattan Corp. .........................         110,224       8,563,027
 Citigroup, Inc. ...............................         299,123      16,620,022
 Federal National Mortgage
  Association ..................................         183,800      11,476,012
 First Union Corp. .............................         103,600       3,399,375
 FleetBoston Financial Corp. ...................         189,200       6,586,525
 J.P. Morgan & Company, Inc. ...................          78,200       9,902,075
 Mellon Financial Corp. ........................         259,800       8,849,438
 Morgan Stanley Dean Witter & Co. ..............          67,800       9,678,450
 The Hartford Financial Services
  Group, Inc. ..................................          99,000       4,690,125
 Wells Fargo Co. ...............................         222,800       9,009,475
                                                                     -----------
                                                                      97,896,102
                                                                     -----------
BREWERY--1.3%
 Anheuser-Busch Companies, Inc. ................          89,500       6,343,313
                                                                     -----------
COMPUTERS & BUSINESS
  EQUIPMENT--6.7%
 3Com Corp. (a) ................................         144,900       6,810,300
 Compaq Computer Corp. .........................         185,800       5,028,212
 Hewlett-Packard Co. ...........................          58,100       6,619,769
 International Business
  Machines Corp. ...............................          69,500       7,506,000
 Oracle Corp. (a) ..............................          68,100       7,631,456
                                                                     -----------
                                                                      33,595,737
                                                                     -----------
CONGLOMERATES--0.9%
 Textron, Inc. .................................          60,700       4,654,931
                                                                     -----------
COSMETICS & TOILETRIES--1.1%
 Gillette Co. ..................................         128,200       5,280,238
                                                                     -----------
DIVERSIFIED--3.0%
 Minnesota Mining &
  Manufacturing Co. ............................          84,300     $ 8,250,863
 PPG Industries, Inc. ..........................         107,700       6,737,981
                                                                     -----------
                                                                      14,988,844
                                                                     -----------
DRUGS & HEALTH CARE--9.9%
 American Home Products Corp. ..................         224,000       8,834,000
 Amgen, Inc. (a) ...............................          77,600       4,660,850
 Bristol-Myers Squibb Co. ......................         173,800      11,155,787
 Merck & Company, Inc. .........................         177,300      11,890,181
 Pharmacia & Upjohn, Inc. ......................         146,900       6,610,500
 United Healthcare Corp. .......................         117,500       6,242,188
                                                                     -----------
                                                                      49,393,506
                                                                     -----------
ELECTRONICS--3.5%
 Intel Corp. ...................................          94,800       7,803,225
 Motorola, Inc. ................................          42,500       6,258,125
 Texas Instruments, Inc. .......................          35,500       3,439,063
                                                                     -----------
                                                                      17,500,413
                                                                     -----------
FOOD & BEVERAGES--3.8%
 H.J. Heinz Co. ................................          75,000       2,985,938
 PepsiCo, Inc. .................................         220,900       7,786,725
 Ralston Purina Group ..........................         145,500       4,055,812
 Unilever NV ADR ...............................          74,803       4,072,088
                                                                     -----------
                                                                      18,900,563
                                                                     -----------
HOTELS & RESTAURANTS--1.2%
 McDonald's Corp. ..............................         147,600       5,950,125
                                                                     -----------
HOUSEHOLD PRODUCTS--2.7%
 Procter & Gamble Co. ..........................         120,900      13,246,106
                                                                     -----------
INDUSTRIAL & MACHINERY--1.5%
 Ingersoll-Rand Co. ............................         136,800       7,532,550
                                                                     -----------
INSURANCE--0.5%
 Allstate Corp. ................................         103,798       2,491,152
                                                                     -----------
MULTIMEDIA--1.5%
 Gannett Company, Inc. .........................          93,600       7,634,250
                                                                     -----------
OIL & GAS--5.1%
 Chevron Corp. .................................          89,600       7,761,600
 Conoco, Inc., Class B .........................         194,674       4,842,516
 Exxon Mobil Corp. .............................          73,664       5,934,556
 Texaco, Inc. ..................................         123,800       6,723,887
                                                                     -----------
                                                                      25,262,559
                                                                     -----------
PAPER PRODUCTS--3.7%
 International Paper Co. .......................         187,400      10,576,387
 Kimberly-Clark Corp. ..........................         124,012       8,091,783
                                                                     -----------
                                                                      18,668,170
                                                                     -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO (CONTINUED)

PHOTOGRAPHY--1.1%
 Eastman Kodak Co. .............................          86,200     $ 5,710,750
                                                                     -----------
PUBLISHING--1.6%
 New York Times Co. ............................         167,300       8,218,613
                                                                     -----------
RETAIL--4.0%
 Dayton Hudson Corp. ...........................          66,000       4,846,875
 Federated Department Stores, Inc. (a) .........         183,400       9,273,162
 Lowe's Companies, Inc. ........................          59,500       3,555,125
 TJX Companies, Inc. ...........................         111,400       2,276,738
                                                                     -----------
                                                                      19,951,900
                                                                     -----------
SERVICES--1.7%
 First Data Corp. ..............................         176,600       8,708,588
                                                                     -----------
TELECOMMUNICATIONS--10.9%
 Alcatel SA ADR ................................         182,000       8,190,000
 AT&T Corp. ....................................         263,500      13,372,625
 Bell Atlantic Corp. ...........................         273,200      16,818,875
 SBC Communications, Inc. ......................         328,479      16,013,351
                                                                     -----------
                                                                      54,394,851
                                                                     -----------
UTILITIES--2.6%
 Entergy Corp. .................................         273,700       7,047,775
 Southern Co. ..................................         263,500       6,192,250
                                                                     -----------
                                                                      13,240,025
                                                                     -----------
TOTAL COMMON STOCKS
 (Identified cost $409,821,835) ................                     488,199,992
                                                                     -----------
                                                      PRINCIPAL
                                                       AMOUNT
DESCRIPTION                                             (000)        VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.3%
 State Street Bank and Trust Company,
  3.00%, 01/03/00, (Dated 12/31/99,
  collateralized by $11,645,000
  United States Treasury Note,
  5.250%, 01/31/01, with a value of
  $11,790,563)
  (Identified cost $11,557,000) ................    $    11,557   $ 11,557,000
                                                                  ------------
TOTAL INVESTMENTS
 (Identified cost $421,378,835) (b) ............          100.0%  $499,756,992
LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS .................................           --         (103,159)
                                                    -----------   ------------
NET ASSETS .....................................          100.0%  $499,653,833
                                                    ===========   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO

COMMON STOCKS--99.2%
ADVERTISING AGENCIES--1.6%
 Young & Rubicam, Inc. .........................           9,500     $   672,125
                                                                     -----------
AEROSPACE & DEFENSE--2.2%
 General Dynamics Corp. ........................          17,600         928,400
                                                                     -----------
AUTO PARTS--1.1%
 Borg-Warner Automotive, Inc. ..................          11,100         449,550
                                                                     -----------
BANKING & FINANCIAL SERVICES--12.7%
 Capital One Financial Corp. ...................          18,000         867,375
 Comerica, Inc. ................................          12,200         569,587
 Franklin Resources, Inc. ......................          25,700         824,006
 Hibernia Corp., Class A .......................          51,300         545,062
 North Fork Bancorporation, Inc. ...............          53,350         933,625
 South Trust Corp. .............................          27,100       1,024,719
 The CIT Group, Inc., Class A ..................          23,300         492,213
                                                                     -----------
                                                                       5,256,587
                                                                     -----------
BREWERY--2.3%
 Adolph Coors Co., Class B .....................          18,000         945,000
                                                                     -----------
CHEMICALS & PLASTICS--1.9%
 Eastman Chemical Co. ..........................          16,300         777,306
                                                                     -----------
COMPUTERS & BUSINESS
  EQUIPMENT--14.4%
 3Com Corp. (a) ................................          16,900         794,300
 Ceridian Corp. (a) ............................          46,200         996,187
 Electronics for Imaging, Inc. (a) .............           9,500         552,188
 NCR Corp. (a) .................................          24,700         935,512
 Quantum Corporation--Hard Disk
  Drive (a) ....................................          60,500         915,063
 Seagate Technology, Inc. (a) ..................          17,300         805,531
 Storage Technology Corp. (a) ..................          52,800         973,500
                                                                     -----------
                                                                       5,972,281
                                                                     -----------
COSMETICS & TOILETRIES--1.6%
 Avon Products, Inc. ...........................          19,800         653,400
                                                                     -----------
DIVERSIFIED--1.6%
 PPG Industries, Inc. ..........................          10,800         675,675
                                                                     -----------
DOMESTIC OIL--2.0%
 EOG Resources, Inc. ...........................          47,800         839,488
                                                                     -----------
DRUGS & HEALTH CARE--5.4%
 Biomet, Inc. ..................................          20,700         828,000
 IMS Health, Inc. ..............................          26,000         706,875
 Watson Pharmaceuticals, Inc. (a) ..............          19,600         701,925
                                                                     -----------
                                                                       2,236,800
                                                                     -----------
ELECTRONICS--2.9%
 KEMET Corp. (a) ...............................          14,800     $   666,925
 LSI Logic Corp. (a) ...........................           8,000         540,000
                                                                     -----------
                                                                       1,206,925
                                                                     -----------
FOOD & BEVERAGES--3.7%
 Ralston Purina Group ..........................          25,200         702,450
 Whitman Corp. .................................          63,600         854,625
                                                                     -----------
                                                                       1,557,075
                                                                     -----------
GAS & PIPELINE UTILITIES--1.3%
 Cooper Cameron Corp. (a) ......................          11,400         557,888
                                                                     -----------
HOTELS & RESTAURANTS--2.3%
 Tricon Global Restaurants, Inc. (a) ...........          25,300         977,212
                                                                     -----------
HOUSEHOLD APPLIANCES &
  HOME FURNISHINGS--4.6%
 Black & Decker Corp. ..........................          15,800         825,550
 Ethan Allen Interiors, Inc. ...................          14,350         460,097
 Maytag Corp. ..................................          13,200         633,600
                                                                     -----------
                                                                       1,919,247
                                                                     -----------
HOUSEHOLD PRODUCTS--2.1%
 Dial Corp. ....................................          36,300         882,544
                                                                     -----------
INDUSTRIAL & MACHINERY--1.6%
 Ingersoll-Rand Co. ............................          11,900         655,244
                                                                     -----------
INSURANCE--5.4%
 Ace, Ltd. .....................................          46,600         777,638
 Ambac Financial Group, Inc. ...................          16,700         871,531
 Everest Reinsurance Holdings, Inc. ............          26,100         582,356
                                                                     -----------
                                                                       2,231,525
                                                                     -----------
OIL & GAS--2.2%
 Devon Energy Corp. ............................          27,700         910,638
                                                                     -----------
PAPER PRODUCTS--1.8%
 Bowater Inc. ..................................          14,000         760,375
                                                                     -----------
PUBLISHING--1.1%
 New York Times Co. ............................           9,600         471,600
                                                                     -----------
RETAIL--6.6%
 Borders Group, Inc. (a) .......................          66,100       1,061,731
 Saks, Inc. (a) ................................          53,200         827,925
 Venator Group, Inc. (a) .......................         121,300         849,100
                                                                     -----------
                                                                       2,738,756
                                                                     -----------
TELECOMMUNICATIONS--4.4%
 Broad Wing, Inc. ..............................          14,200         523,625
 Harris Corp. ..................................          32,900         878,019
 Tritel, Inc., Class A (a) .....................          13,000         411,937
                                                                     -----------
                                                                       1,813,581
                                                                     -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


DESCRIPTION                                             SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO (CONTINUED)
TRANSPORTATION--2.2%
 CNF Transportation, Inc. ......................          26,900     $   928,050
                                                                     -----------
UTILITIES--7.6%
 CMS Energy Corp. ..............................          27,100         845,181
 Entergy Corp. .................................          29,100         749,325
 Niagara Mohawk Power Corp. (a) ................          60,200         839,037
 NiSource, Inc. ................................          40,700         727,513
                                                                     -----------
                                                                       3,161,056
                                                                     -----------
WASTE MANAGEMENT--2.6%
 Republic Services, Inc., Class A (a) ..........          73,800       1,060,875
                                                                     -----------
TOTAL COMMON STOCKS
 (Identified cost $41,813,455) .................                      41,239,203
                                                                     -----------
                                                        PRINCIPAL
                                                         AMOUNT
DESCRIPTION                                              (000)         VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.2%
 State Street Bank and Trust Company,
  3.00%, 01/03/00, (Dated 12/31/99,
  collateralized by $490,000 United
  States Treasury Note, 6.250%,
  10/31/01, with a value of
  $494,900)
  (Identified cost $485,000) ...................     $       485     $   485,000
                                                                     -----------
TOTAL INVESTMENTS
 (Identified cost $42,298,455) (b) .............           100.4%    $41,724,203

LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS .................................            (0.4)       (179,352)
                                                     -----------     -----------
NET ASSETS .....................................           100.0%    $41,544,851
                                                     ===========     ===========

















   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
COMMON STOCKS--96.6%
AEROSPACE & DEFENSE--1.5%
 AAR Corp. .....................................         253,800     $ 4,552,537
 Aviation Sales Co. (a) ........................         192,800       3,181,200
 BE Aerospace, Inc. (a) ........................          36,500         307,969
 Cordant Technologies, Inc. ....................         212,200       7,002,600
                                                                     -----------
                                                                      15,044,306
                                                                     -----------
APPAREL & TEXTILES--0.6%
 Nautica Enterprises, Inc. (a) .................         486,100       5,499,006
                                                                     -----------
AUTO PARTS--4.6%
 Borg-Warner Automotive, Inc. ..................         204,900       8,298,450
 Dura Automotive Systems, Inc. (a) .............         230,283       4,015,560
 Pennzoil-Quaker State Co. .....................         999,600      10,183,425
 Superior Industries
   International, Inc. .........................         357,100       9,574,744
 Tower Automotive, Inc. (a) ....................         894,800      13,813,475
                                                                     -----------
                                                                      45,885,654
                                                                     -----------
BANKING & FINANCIAL SERVICES--6.9%
 Chittenden Corp. ..............................         202,100       5,987,212
 Cullen/Frost Bankers, Inc. ....................         375,600       9,671,700
 Enhance Financial Services
  Group, Inc. ..................................         492,000       7,995,000
 Hudson United Bancorp .........................         485,568      12,412,326
 Independence Community Bank
  Corp .........................................         408,900       5,111,250
 Queens County Bancorp, Inc. ...................         364,445       9,885,571
 Southwest Bancorporation of
  Texas, Inc. (a) ..............................         483,800       9,585,287
 Staten Island Bancorp, Inc. ...................         414,300       7,457,400
                                                                     -----------
                                                                      68,105,746
                                                                     -----------
BROADCASTING--0.7%
 Classic Communications, Inc.,
  Class A (a) ..................................         200,000       7,312,500
                                                                     -----------
BUILDING & CONSTRUCTION--1.0%
 Apogee Enterprises, Inc. ......................       1,030,100       5,214,881
 Granite Construction, Inc. ....................         244,700       4,511,656
 Huttig Building Products, Inc. (a) ............               1               5
                                                                     -----------
                                                                       9,726,542
                                                                     -----------
BUSINESS SERVICES AND SUPPLIES--5.9%
 ACNielsen Corp. (a) ...........................         468,900      11,546,662
 Acxiom Corp. (a) ..............................         165,700       3,976,800
 American Management
  Systems, Inc. (a) ............................         268,400       8,421,050
 CDI Corp. (a) .................................         371,300       8,957,612
 Gartner Group, Inc., Class A ..................         220,300       3,359,575
 Interim Services, Inc. (a) ....................         229,800       5,687,550
 The Standard Register Co. .....................         407,100       7,887,563
 United Stationers, Inc. (a) ...................         299,400       8,551,613
                                                                     -----------
                                                                      58,388,425
                                                                     -----------
CHEMICALS & PLASTICS--1.9%
 Ferro Corp. ...................................         416,900       9,171,800
 H.B. Fuller Co. ...............................         179,600      10,046,375
                                                                     -----------
                                                                      19,218,175
                                                                     -----------
COAL--0.4%
 CONSOL Energy, Inc. ...........................         352,700       3,571,088
                                                                     -----------
COMMERCIAL SERVICES--0.6%
 Hussmann International, Inc. ..................         387,000       5,829,188
                                                                     -----------

COMPUTERS & BUSINESS EQUIPMENT--4.7%
 Bell & Howell Co. (a) .........................         420,300      13,370,794
 Mentor Graphics Corp. (a) .....................         699,500       9,224,656
 Quantum Corporation-
  Hard Disk Drive (a) ..........................       1,419,600       9,848,475
 Storage Technology Corp. (a) ..................         343,300       6,329,594
 Tektronix, Inc. ...............................         191,700       7,452,337
                                                                     -----------
                                                                      46,225,856
                                                                     -----------
CONTAINERS--0.5%
 American National Can Group, Inc. .............         400,000       5,200,000
                                                                     -----------
DRUGS & HEALTH CARE--2.8%
  AmeriSource Health Corp.,
  Class A (a) ..................................         431,500       6,553,406
 Apria Healthcare Group, Inc. (a) ..............         654,700      11,743,681
 West Pharmaceutical Services, Inc. ............         316,068       9,778,354
                                                                     -----------
                                                                      28,075,441
                                                                     -----------
ELECTRICAL EQUIPMENT--2.1%
 Anixter International, Inc. (a) ...............         742,900      15,322,312
 Belden, Inc. ..................................         270,220       5,674,620
                                                                     -----------
                                                                      20,996,932
                                                                     -----------
ELECTRONICS--2.9%
 AMETEK, Inc. ..................................         689,900      13,151,219
 KEMET Corp. (a) ...............................         206,800       9,318,925
 Sensormatic Electronics Corp. (a) .............         384,300       6,701,231
                                                                     -----------
                                                                      29,171,375
                                                                     -----------
FOOD & BEVERAGES--5.4%
 American Italian Pasta Co.,
  Class A (a) ..................................         429,100      13,194,825
 Aurora Foods, Inc. (a) ........................         527,900       4,916,069

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
 Flowers Industries, Inc. ......................         537,900     $ 8,572,781
 Lance, Inc. ...................................         532,900       5,329,000
 Ralcorp Holdings, Inc. (a) ....................         642,300      12,805,856
 Whitman Corp. .................................         626,800       8,422,625
                                                                     -----------
                                                                      53,241,156
                                                                     -----------
GAS EXPLORATION--1.3%
 Barrett Resources Corp. (a) ...................         424,300      12,490,331
                                                                     -----------

HOMEBUILDERS--3.1%
 Kaufman & Broad Home Corp. ....................         513,400      12,417,863
 Toll Brothers, Inc. (a) .......................         974,500      18,150,062
                                                                     -----------
                                                                      30,567,925
                                                                     -----------
HOTELS & RESTAURANTS--1.9%
 Lone Star Steakhouse &
  Saloon, Inc. (a) .............................         770,500       6,874,304
 Morton's Restaurant Group, Inc. (a) ...........         450,700       6,985,850
 Prime Hospitality Corp. (a) ...................         610,700       5,381,794
                                                                     -----------
                                                                      19,241,948
                                                                     -----------
HOUSEHOLD APPLIANCES & HOME
  FURNISHINGS--5.2%
 Bassett Furniture Industries, Inc. ............         374,500       5,992,000
 Ethan Allen Interiors, Inc. ...................         343,200      11,003,850
 Furniture Brands International,
   Inc. (a) ....................................         779,900      17,157,800
 Harman International Industries, Inc. .........         317,100      17,797,237
                                                                     -----------
                                                                      51,950,887
                                                                     -----------
INDUSTRIAL & MACHINERY--5.1%
 Applied Power, Inc., Class A ..................         255,800       9,400,650
 JLG Industries, Inc. ..........................         989,900      15,776,531
 Regal-Beloit Corp. ............................         763,600      15,749,250
 Roper Industries, Inc. ........................         258,600       9,778,313
                                                                     -----------
                                                                      50,704,744
                                                                     -----------
INSURANCE--4.2%
 Arthur J. Gallagher & Co. .....................         251,200      16,265,200
 Everest Reinsurance Holdings, Inc. ............         254,300       5,674,069
 E. W. Blanch Holdings, Inc. ...................          58,000       3,552,500
 HCC Insurance Holdings, Inc. ..................         284,600       3,753,162
 Radian Group, Inc. ............................         261,571      12,490,015
                                                                     -----------
                                                                      41,734,946
                                                                     -----------
LEISURE TIME--1.6%
 Carmike Cinemas, Inc., Class A (a) ............         582,700     $ 4,552,344
 Polaris Industries, Inc. ......................         168,700       6,115,375
 Vail Resorts, Inc. (a) ........................         261,500       4,690,656
                                                                     -----------
                                                                      15,358,375
                                                                     -----------
MANUFACTURING--2.9%
 Alltrista Corp. (a) ...........................         332,400       7,354,350
 Crane Co. .....................................         400,810       7,966,099
 Federal Signal Corp. ..........................         467,100       7,502,794
 Hawk Corp., Class A (a) .......................          75,400         438,262
 Mark IV Industries, Inc. ......................         219,864       3,888,844
 Modine Manufacturing Co. ......................          77,700       1,942,500
                                                                     -----------
                                                                      29,092,849
                                                                     -----------
MEDICAL PRODUCTS--2.1%
 Invacare Corp. ................................         357,600       7,174,350
 Varian Medical Systems, Inc. (a) ..............         459,400      13,695,863
                                                                     -----------
                                                                      20,870,213
                                                                     -----------
MEDICAL SUPPLIES--1.9%
 Datascope Corp. ...............................         264,400      10,576,000
 DENTSPLY International, Inc. ..................         360,600       8,519,175
                                                                     -----------
                                                                      19,095,175
                                                                     -----------
MULTIMEDIA--0.7%
 The Ackerley Group, Inc. ......................         400,000       7,250,000
                                                                     -----------
OIL & GAS--2.6%
 Devon Energy Corp. ............................         324,500      10,667,938
 Helmerich & Payne, Inc. .......................         712,020      15,530,936
                                                                     -----------
                                                                      26,198,874
                                                                     -----------
PAPER PRODUCTS--0.9%
 Chesapeake Corp. ..............................         295,300       9,006,650
                                                                     -----------
PHOTOGRAPHY--0.8%
 Polaroid Corp. ................................         393,800       7,408,363
                                                                     -----------
PRINTING--0.8%
 Mail-Well, Inc. (a) ...........................         562,000       7,587,000
                                                                     -----------
PUBLISHING--3.9%
 Banta Corp. ...................................         658,750      14,863,047
 Houghton Mifflin Co. ..........................         206,700       8,720,156
 Pulitzer, Inc. ................................         221,500       8,929,219
 R. H. Donnelley Corp. (a) .....................         341,200       6,440,150
                                                                     -----------
                                                                      38,952,572
                                                                     -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------



DESCRIPTION                                             SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)

REAL ESTATE--4.5%
 Catellus Development Corp. (a) ................         377,100     $ 4,831,594
 Chelsea GCA Realty, Inc. ......................         109,000       3,242,750
 FelCor Lodging Trust, Inc. ....................         505,925       8,853,687
 Glenborough Realty Trust, Inc. ................         433,700       5,800,738
 Kilroy Realty Corp. ...........................         511,000      11,242,000
 Reckson Associates Realty Corp. ...............         541,100      11,092,550
                                                                     -----------
                                                                      45,063,319
                                                                     -----------
RETAIL--7.9%
 Borders Group, Inc. (a) .......................         822,900      13,217,831
 Casey's General Stores, Inc. ..................         515,600       5,381,575
 CompUSA, Inc. (a) .............................         843,000       4,320,375
 Great Atlantic & Pacific Tea
   Co., Inc. ...................................         428,800      11,952,800
 Hughes Supply, Inc. ...........................         221,300       4,771,781
 Pier 1 Imports, Inc. ..........................       1,283,400       8,181,675
 Ruddick Corp. .................................         289,600       4,488,800
 Talbots, Inc. .................................         139,100       6,207,338
 The Men's Wearhouse, Inc. (a) .................         255,200       7,496,500
 The Wet Seal, Inc., Class A (a) ...............         284,200       3,481,450
 Venator Group, Inc. (a) .......................       1,204,100       8,428,700
 Wild Oats Markets, Inc. (a) ...................          40,650         901,922
                                                                     -----------
                                                                      78,830,747
                                                                     -----------
TELECOMMUNICATIONS
  EQUIPMENT--0.6%
 Allen Telecom, Inc. (a) .......................         528,065       6,105,752
                                                                     -----------
TRANSPORTATION--0.6%
 CNF Transportation, Inc. ......................         168,300       5,806,350
                                                                     -----------
UTILITIES--1.5%
 Avista Corp. ..................................         377,200       5,823,025
 Sierra Pacific Resources ......................         499,392       8,645,724
                                                                     -----------
                                                                      14,468,749
                                                                     -----------
TOTAL COMMON STOCKS
 (Identified cost $1,001,502,244) ..............                     959,277,159
                                                                     -----------

                                                        PRINCIPAL
                                                         AMOUNT
DESCRIPTION                                              (000)         VALUE
-------------------------------------------------------------------------------
CONVERTIBLE BONDS--0.0%

RESTAURANTS, LODGING &
  ENTERTAINMENT--0.0%
 Interactive Light Holdings, Inc.,
  10.00%, 02/07/01 (a), (g)
  (Identified cost $1,000,000) .................   $     1,000    $          0
                                                                  ------------

REPURCHASE AGREEMENT--3.3%
 State Street Bank and Trust Company,
  3.00%, 01/03/00, (Dated 12/31/99,
  collateralized by $25,220,000
  United States Treasury Note,
  0.00%, 05/15/05, with a value
  of $25,503,725 and $4,830,000
  United States Treasury Note,
  7.00%, 07/15/06, with a value
  of $5,101,688 and $3,540,000
  United States Treasury Note,
  6.125%, 08/15/07 with a
  value of $3,535,575)
  (Identified cost $33,464,000) ................        33,464      33,464,000
                                                                  ------------
TOTAL INVESTMENTS
 (Identified cost $1,035,966,244) (b) ..........          99.9%   $992,741,159

CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES ..................................           0.1         616,700
                                                   -----------    ------------
NET ASSETS .....................................         100.0%   $993,357,859
                                                   ===========    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                     SHARES         VALUE
--------------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO
COMMON STOCKS--98.4%
AUSTRALIA--1.9%
 Broken Hill Proprietary
  Company, Ltd. .......................         99,141      $ 1,301,787
                                                            -----------

DENMARK--1.7%
 Tele Danmark A/S .....................         15,800        1,173,950
                                                            -----------
FINLAND--1.3%
 UPM-Kymmene OYJ ......................         23,000          926,762
                                                            -----------
FRANCE--8.9%
 Alcatel ..............................          7,360        1,690,413
 Aventis SA ...........................         12,498          726,435
 Axa ..................................          4,970          692,903
 Banque Nationale de Paris ............          9,440          871,059
 Compagnie de Saint Gobain ............          2,700          507,795
 Total Fina SA, Class B ...............          7,157          955,272
 Vivendi ..............................          8,545          771,690
                                                            -----------
 TOTAL FRANCE .........................                       6,215,567
                                                            -----------
GERMANY--5.9%
 Aventis SA (a) .......................         10,278          596,339
 DaimlerChrysler AG ...................         11,009          856,141
 Deutsche Telekom AG ..................          5,000          356,098
 Siemens AG ...........................          8,600        1,094,163
 Thyssen Krupp AG (a) .................         21,000          639,919
 Veba AG ..............................         12,500          607,558
                                                            -----------
 TOTAL GERMANY ........................                       4,150,218
                                                            -----------
HONG KONG--1.7%
 HSBC Holdings PLC ....................         84,378        1,183,148
                                                            -----------
ITALY--2.0%
 ENI SpA (a) ..........................        127,100          699,066
 San Paolo-IMI-SpA ....................         50,800          690,329
                                                            -----------
 TOTAL ITALY ..........................                       1,389,395
                                                            -----------
JAPAN--15.1%
 Canon, Inc. ..........................         32,000        1,271,606
 Fuji Bank, Ltd. ......................         58,000          563,708
 Industrial Bank of Japan, Ltd. .......         71,000          684,496
 Kao Corp. ............................         23,000          656,210
 Nippon Telegraph &
  Telephone Corp. .....................             38          650,876
 Nissan Motor Company, Ltd. (a) .......         92,000          361,985
 NTT Mobile Communications
  Network, Inc. .......................             49        1,884,800
 Promise Company, Ltd. ................          3,100          157,776
 Sankyo Company, Ltd. .................         24,000          493,296
 Sony Corp. ...........................          5,400        1,601,449
 Sumitomo Trust & Banking
  Company, Ltd. .......................        139,000      $   938,730
 TDK Corp. ............................          9,000        1,242,928
                                                            -----------
 TOTAL JAPAN ..........................                      10,507,860
                                                            -----------
NETHERLANDS--4.0%
 Heineken NV ..........................         18,262          890,745
 ING Groep NV .........................         15,700          947,974
 Philips Electronics NV ...............          6,908          939,434
                                                            -----------
 TOTAL NETHERLANDS ....................                       2,778,153
                                                            -----------
SINGAPORE--1.0%
 Oversea-Chinese Banking
  Corporation, Ltd. ...................         79,800          733,077
                                                            -----------
SPAIN--3.7%
 Endesa SA ............................         54,100        1,074,148
 Telefonica SA ........................         60,102        1,501,484
                                                            -----------
 TOTAL SPAIN ..........................                       2,575,632
                                                            -----------
SWITZERLAND--3.2%
 ABB Ltd. (a) .........................          7,537          921,831
 Roche Holding AG .....................             50          593,481
 Zurich Allied AG .....................          1,262          719,648
                                                            -----------
 TOTAL SWITZERLAND ....................                       2,234,960
                                                            -----------
UNITED KINGDOM--9.4%
 AstraZeneca Group PLC ................         17,805          739,718
 British Aerospace PLC ................         90,400          594,314
 Cadbury Schweppes PLC ................         87,084          524,687
 Diageo PLC ...........................         63,248          504,693
 GKN PLC ..............................         22,600          370,169
 Granada Group PLC ....................         76,000          767,268
 Imperial Chemical Industries PLC .....         71,500          755,330
 National Westminster Bank PLC ........         28,100          603,686
 Royal & Sun Alliance Insurance
  Group PLC ...........................         73,681          552,238
 SmithKline Beecham PLC ...............         21,200          268,818
 Tesco PLC ............................         66,100          200,730
 Unilever PLC .........................         93,242          685,293
                                                            -----------
 TOTAL UNITED KINGDOM .................                       6,566,944
                                                            -----------
UNITED STATES--38.6%
 Aetna, Inc. ..........................         10,050          560,916
 American Home Products Corp. .........         19,000          749,312
 AT&T Corp. ...........................         23,700        1,202,775
 Bank of America Corp. ................         10,730          538,512
 Bell Atlantic Corp. ..................         24,900        1,532,906
 Bristol-Myers Squibb Co. .............         14,600          937,137
 Chase Manhattan Corp. ................         13,400        1,041,012
 Chevron Corp. ........................          3,900          337,838

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                  SHARES           VALUE
--------------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO (CONTINUED)
 Citigroup, Inc. ......................      20,825        $1,157,089
 Compaq Computer Corp. ................      14,400           389,700
 Eastman Kodak Co. ....................      11,300           748,625
 Exxon Mobil Corp. ....................      12,273           988,744
 Federal National Mortgage
   Association.........................      13,400           836,662
 Federated Department Stores, Inc.(a)..      14,000           707,875
 First Data Corp. .....................      15,300           754,481
 FleetBoston Financial Corp. ..........      15,000           522,188
 FPL Group, Inc. ......................      18,700           800,594
 General Motors Corp. .................      13,000           944,937
 H.J. Heinz Co. .......................      13,800           549,413
 Hewlett-Packard Co. ..................       6,200           706,413
 Honeywell International, Inc. ........      13,400           773,012
 Intel Corp. ..........................       4,500           370,406
 International Business Machines Corp.        6,720           725,760
 McDonald's Corp. .....................      21,100           850,594
 Merck & Company, Inc. ................      11,200           751,100
 Minnesota Mining &
  Manufacturing Co. ...................       9,400           920,025
 Motorola, Inc. .......................       8,600         1,266,350
 PepsiCo, Inc. ........................      26,300           927,075
 Philip Morris Companies, Inc. ........      25,190           584,093
 PPG Industries, Inc. .................       6,500           406,656
 Texaco, Inc. .........................      10,300           559,419
 Texas Instruments, Inc. ..............       7,300           707,188
 The Hartford Financial Services
  Group, Inc. .........................      10,860           514,493
 United Technologies Corp. ............      15,600         1,014,000
 Xerox Corp. ..........................      26,300           596,681
                                                           ----------
 TOTAL UNITED STATES ..................                    26,973,981
                                                           ----------
TOTAL COMMON STOCKS
 (Identified cost $59,357,494).........                    68,711,434
                                                           ----------
                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)        VALUE
-------------------------------------------- ----------  -------------
REPURCHASE AGREEMENT--1.5%
 State Street Bank and Trust Company,
 3.00%, 01/03/00, (Dated 12/31/99,
  collateralized by $1,035,000
  United States Treasury Note,
  7.500%, 05/15/02, with a
  value of $1,072,519)
  (Identified cost $1,049,000).........      $1,049      $ 1,049,000
                                                         -----------
TOTAL INVESTMENTS
 (Identified cost $60,406,494) (b) ....       99.9%      $69,760,434

CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES .........................        0.1            58,426
                                             ------      -----------
 NET ASSETS ...........................      100.0%      $69,818,860
                                             ======      ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                    SHARES            VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO

COMMON STOCKS--99.0%
AUSTRALIA--2.0%
 Broken Hill Proprietary
  Company, Ltd. .......................      5,536,363      $72,696,093
                                                            -----------
DENMARK--1.5%
 Tele Danmark A/S .....................        760,700       56,520,497
                                                            -----------
FINLAND--1.6%
 Merita Nordbanken OYJ ................      2,478,000       14,602,842
 UPM-Kymmene OYJ ......................      1,067,700       43,021,888
                                                            -----------
 TOTAL FINLAND ........................                      57,624,730
                                                            -----------
FRANCE--13.2%
 Alcatel ..............................        430,240       98,815,679
 Aventis SA ...........................        943,690       54,851,107
 Axa ..................................        380,100       52,992,473
 Banque Nationale de Paris ............        652,122       60,173,400
 Compagnie de Saint Gobain ............        232,300       43,689,166
 Compagnie Generale des
  Etablissements Michelin, Class B ....        448,600       17,623,985
 Suez Lyonnaise des Eaux, SA ..........        213,900       34,281,609
 Total Fina SA, Class B ...............        555,570       74,154,053
 Vivendi ..............................        618,810       55,884,046
                                                            -----------
 TOTAL FRANCE .........................                     492,465,518
                                                            -----------
GERMANY--11.2%
 Allianz AG ...........................        159,469       53,573,786
 Aventis SA (a) .......................        791,223       45,909,389
 DaimlerChrysler AG ...................        577,443       44,906,235
 Deutsche Lufthansa AG ................      1,964,500       45,713,476
 Deutsche Telekom AG ..................        374,151       26,646,891
 Metro AG .............................        800,424       43,056,784
 Siemens AG ...........................        615,700       78,334,438
 Thyssen Krupp AG (a) .................      1,323,200       40,320,982
 Veba AG ..............................        822,300       39,967,578
                                                            -----------
 TOTAL GERMANY ........................                     418,429,559
                                                            -----------
HONG KONG--1.7%
 HSBC Holdings PLC ....................      4,423,444       62,025,522
                                                            -----------
ITALY--2.4%
 ENI SpA (a) ..........................      6,806,800       37,438,277
 San Paolo-IMI-SpA ....................      2,282,300       31,014,509
 Telecom Italia SpA ...................      3,292,500       20,066,027
                                                            -----------
 TOTAL ITALY ..........................                      88,518,813
                                                            -----------
JAPAN--25.7%
 Asahi Breweries, Ltd. ................      3,374,000      $36,920,153
 Canon, Inc. ..........................      1,905,000       75,700,305
 Fuji Bank, Ltd. ......................      3,518,000       34,191,779
 Industrial Bank of Japan, Ltd. .......      4,190,000       40,394,931
 Japan Tobacco, Inc. ..................          3,728       28,533,778
 Kao Corp. ............................      1,737,000       49,558,139
 Nintendo Company, Ltd. ...............        198,400       32,972,811
 Nippon Telegraph & Telephone Corp. ...          3,373       57,773,809
 Nissan Motor Company, Ltd. (a) .......      9,986,000       39,291,104
 NTT Mobile Communications
  Network, Inc. .......................          2,996      115,242,050
 Orix Corp. ...........................        444,700      100,195,695
 Promise Company, Ltd. ................        442,500       22,521,288
 Sankyo Company, Ltd. .................      1,341,000       27,562,886
 Sony Corp. ...........................        510,800      151,485,175
 Sumitomo Trust & Banking Company,
  Ltd. ................................      7,579,000       51,184,400
 TDK Corp. ............................        664,000       91,700,501
                                                            -----------
 TOTAL JAPAN ..........................                     955,228,804
                                                            -----------
NETHERLANDS--4.2%
 Heineken NV ..........................        888,675       43,345,895
 ING Groep NV .........................        997,000       60,199,395
 Philips Electronics NV ...............        385,496       52,424,449
                                                            -----------
 TOTAL NETHERLANDS ....................                     155,969,739
                                                            -----------
PORTUGAL--1.1%
 Portugal Telecom SA ..................      3,651,600       40,058,189
                                                            -----------
SINGAPORE--2.5%
 Oversea-Chinese Banking

  Corporation, Ltd. ...................      5,264,050       48,357,829
 United Overseas Bank, Ltd. ...........      5,193,197       45,836,083
                                                            -----------
 TOTAL SINGAPORE ......................                      94,193,912
                                                            -----------
SPAIN--4.7%
 Endesa SA ............................      2,826,200       56,113,808
 Telefonica SA ........................      4,783,172      119,494,498
                                                            -----------
 TOTAL SPAIN ..........................                     175,608,306
                                                            -----------
SWEDEN--3.0%
 Electrolux AB, Series B ..............      1,984,500       49,909,860
 Nordbanken Holding AB ................      2,410,800       14,166,177
 Svenska Handelsbanken AB, Series A ...      2,609,100       32,809,225
 Volvo AB, Series B ...................        631,400       16,324,833
                                                            -----------
 TOTAL SWEDEN .........................                     113,210,095
                                                            -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                   SHARES           VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
(CONTINUED)

SWITZERLAND--3.8%
 ABB Ltd. (a) .........................       474,980     $  58,093,547
 Roche Holding AG .....................         3,950        46,885,009
 Zurich Allied AG .....................        64,890        37,003,153
                                                          -------------
 TOTAL SWITZERLAND ....................                     141,981,709
                                                          -------------

UNITED KINGDOM--20.4%
 Allied Zurich PLC ....................     2,195,550        25,889,247
 AstraZeneca Group PLC ................     1,312,540        54,530,156
 BP Amoco PLC .........................     5,768,800        58,232,191
 British Aerospace PLC ................     7,003,848        46,045,198
 British American Tobacco PLC .........     4,831,950        27,317,673
 British Energy PLC ...................     3,589,800        20,628,535
 Cadbury Schweppes PLC ................     4,246,262        25,584,024
 Diageo PLC ...........................     4,339,794        34,629,745
 GKN PLC ..............................     1,180,200        19,330,665
 Granada Group PLC ....................     5,404,500        54,561,809
 Great Universal Stores PLC ...........     4,500,100        26,168,444
 Halifax Group PLC ....................     3,829,300        41,813,769
 Imperial Chemical Industries PLC .....     4,052,600        42,811,921
 Invensys PLC .........................     7,020,400        37,117,127
 National Westminster Bank PLC ........     1,790,000        38,455,450
 Prudential PLC .......................     2,286,100        44,608,270
 Reed International PLC ...............     5,599,800        42,060,913
 Royal & Sun Alliance Insurance Group
  PLC .................................     5,513,863        41,326,362
 SmithKline Beecham PLC ...............     2,192,700        27,803,668
 Tesco PLC ............................     5,674,900        17,233,333
 Unilever PLC .........................     4,388,042        32,250,422
                                                          -------------
 TOTAL UNITED KINGDOM .................                     758,398,922
                                                          -------------
TOTAL COMMON STOCKS
 (Identified cost $2,786,147,713)......                   3,682,930,408
                                                          -------------
                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)         VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.9%
 State Street Bank and Trust Company,
  3.00%, 01/03/00, (Dated 12/31/99,
  collateralized by $25,190,000
  United States Treasury Note,
  5.250%, 01/31/01, with a value of
  $25,504,875, and $5,350,000
  United States Treasury Note, 6.375%,
  09/30/01, with a value of
  $5,443,625, and $3,810,000
  United States Treasury Note,
  7.500%, 02/15/05, with a value
  of $4,081,463)
  (Identified cost $34,332,000)........       $34,332     $   34,332,000
                                                          --------------
TOTAL INVESTMENTS
 (Identified cost $2,820,479,713) (b)..         99.9%     $3,717,262,408
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES .........................         0 .1           4,961,406
                                              -------     --------------
NET ASSETS ............................        100.0%     $3,722,223,814
                                              =======     ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                       SHARES              VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

COMMON STOCKS--96.6%
AUSTRALIA--3.1%
 Cochlear, Ltd. .......................          518,300   $  6,890,346
                                                           ------------
AUSTRIA--0.3%
 BWT AG ...............................            5,200        699,302
                                                           ------------
DENMARK--1.2%
 Falck A/S ............................           24,494      2,569,104
                                                           ------------
FINLAND--4.6%
 Amer Group, Ltd. .....................          308,700      6,266,022
 Sampo Insurance Company, Ltd. ........           61,800      2,160,221
 Vaisala OY ...........................           21,400      1,670,689
                                                           ------------
 TOTAL FINLAND ........................                      10,096,932
                                                           ------------
FRANCE--8.7%
 Carbone-Lorraine .....................           72,500      3,417,937
 Havas Advertising SA .................           17,300      7,371,684
 Neopost SA (a), (c) ..................           93,300      3,923,904
 SCOR SA ADR ..........................           33,500      1,482,375
 Societe BIC SA .......................           67,000      3,049,308
                                                           ------------
 TOTAL FRANCE .........................                      19,245,208
                                                           ------------
GERMANY--4.0%
 Fielmann AG ..........................           62,300      1,863,909
 Hawesko Holding AG ...................           23,076        727,587
 Marseille-Kliniken AG ................          286,200      3,142,508
 Prosieben Media AG ...................           54,400      3,161,950
                                                           ------------
 TOTAL GERMANY ........................                       8,895,954
                                                           ------------
HONG KONG--6.4%
 CDL Hotels International, Ltd. .......        4,976,600      1,984,622
 Esprit Asia Holdings, Ltd. ...........        5,803,500      6,271,229
 Shaw Brothers (Hong Kong), Ltd. ......        1,479,500      1,741,484
 VTech Holdings, Ltd. .................        1,265,000      4,117,129
                                                           ------------
 TOTAL HONG KONG ......................                      14,114,464
                                                           ------------
IRELAND--4.2%
 Adare Printing Group PLC .............          308,000      2,032,227
 Anglo Irish Bank Corporation PLC .....        1,228,300      2,845,854
 Waterford Wedgwood PLC ...............        4,266,700      4,341,039
                                                           ------------
 TOTAL IRELAND ........................                       9,219,120
                                                           ------------
ITALY--7.6%
 Banca Popolare di brescia SpA ........          113,000     10,000,010
 Industrie Natuzzi SpA ADR ............          174,700      2,314,775
 Interpump Group SpA ..................          540,200      2,982,053
 Manuli Rubber Industries SpA .........          699,800      1,512,103
                                                           ------------
 TOTAL ITALY ..........................                      16,808,941
                                                           ------------
JAPAN--7.2%
 Aderans Company, Ltd. ................           47,700      1,774,102
 H.I.S. Company, Ltd. .................           53,690      3,830,871
 Hitachi Medical Corp. ................           20,000        209,455
 Hokuto Corp. .........................           26,600      1,429,324
 Impact 21 Company, Ltd. ..............           91,000      1,603,210
 Kawasumi Laboratories ................           66,000        775,179
 Maruichi Steel Tube, Ltd. ............          151,000      1,696,662
 Meitec Corp. .........................           56,000      1,781,345
 Torii Pharmaceutical Company, Ltd. ...          103,900      2,664,363
                                                           ------------
 TOTAL JAPAN ..........................                      15,764,511
                                                           ------------
NETHERLANDS--7.0%
 Beter Bed Holding NV .................           66,100      1,764,524
 Fugro NV .............................           65,700      2,442,148
 Hunter Douglas NV ....................          125,250      3,406,604
 PinkRoccade NV (a), (c) ..............           76,900      2,819,733
 Telegraaf Holdings ...................          222,300      4,926,544
                                                           ------------
 TOTAL NETHERLANDS ....................                      15,359,553
                                                           ------------
NORWAY--3.1%
 Merkantildata ASA ....................          259,200      3,139,856
 P4 Radio Hele Norg ASA ...............          724,800      3,711,121
                                                           ------------
 TOTAL NORWAY .........................                       6,850,977
                                                           ------------
PORTUGAL--2.6%
 Campanhia de Seguros Mundial

  Confianca SA (a) ....................          110,600      5,756,703
                                                           ------------
SINGAPORE--1.0%
 Want Want Holdings, Ltd.,
  Warrants 10/04/24 (a) ...............          155,200         86,136
 Want Want Holdings, Ltd. .............        1,552,000      2,110,720
                                                           ------------
 TOTAL SINGAPORE ......................                       2,196,856
                                                           ------------
SPAIN--1.5%
 Banco Pastor SA ......................           79,600      3,263,531
                                                           ------------
SWEDEN--6.7%
 Celsius AB, Class B ..................          193,800      4,008,556
 Elanders AB ..........................          124,750      2,756,258
 Getinge Industries AB ................          184,798      2,084,923
 Industrial & Financial Systems AB ....          177,000      3,848,278
 Nobel Biocare AB .....................          137,400      1,937,713
                                                           ------------
 TOTAL SWEDEN .........................                      14,635,728
                                                           ------------
SWITZERLAND--7.6%
 Bank Sarasin & Cie ...................            2,385      4,838,002
 Edipresse SA .........................           12,660      6,996,671
 Gretag Imaging Group .................           33,800      4,898,166
                                                           ------------
 TOTAL SWITZERLAND ....................                      16,732,839
                                                           ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                    SHARES           VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
(CONTINUED)

UNITED KINGDOM--19.8%
 AMEC PLC .............................      1,084,900      $ 4,293,476
 Ashtead Group PLC ....................      1,398,400        3,794,844
 Corporate Services Group PLC .........      2,281,500        3,722,160
 Danka Business Systems PLC,
  ADR (a) .............................        176,500        2,239,344
 Devro PLC ............................        468,300          762,118
 Euromoney Publications PLC ...........         50,644        1,799,716
 Games Workshop Group PLC .............        151,100        1,115,408
 Goode Durrant PLC ....................        346,100        2,923,860
 Hogg Robinson PLC ....................        789,400        3,060,283
 Man (E D & F) Group PLC ..............        849,500        5,680,897
 Signet Group PLC, ADR ................        217,312        6,899,656
 SSL International PLC ................        473,123        5,993,518
 Victrex PLC ..........................        598,100        1,323,572
                                                            -----------
 TOTAL UNITED KINGDOM .................                      43,608,852
                                                            -----------
TOTAL COMMON STOCKS
 (Identified cost $171,407,150)........                     212,708,921
                                                            -----------
                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)         VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.2%
 State Street Bank and Trust Company,
  3.00%, 01/03/00, (Dated 12/31/99,
  collateralized by $6,995,000
  United States Treasury Note,
  6.250%, 04/30/01, with a value of
  $7,073,694)
  (Identified cost $6,933,000).........         $6,933      $  6,933,000
                                                            ------------

TOTAL INVESTMENTS
 (Identified cost $178,340,150) (b) ...           99.8%     $219,641,921
CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES ......................            0.2           483,113
                                                ------      ------------
NET ASSETS ............................          100.0%     $220,125,034
                                                ======      ============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                            SHARES           VALUE
------------------------------------------------     -----------     -----------
LAZARD EMERGING MARKETS PORTFOLIO

COMMON STOCKS--83.4%

ARGENTINA--1.2%
 Quilmes Industrial Quinsasa SA ADR ............         494,550     $ 5,903,691
                                                                     -----------
BRAZIL--3.2%
 Companhia Cervejaria Brahma ADR ...............         189,700       2,655,800
 Embratel Participacoes SA ADR .................         224,700       6,123,075
 Souza Cruz SA .................................         866,200       6,405,996
                                                                     -----------
 TOTAL BRAZIL ..................................                      15,184,871
                                                                     -----------
CHILE--3.1%
 AFP Provida SA ADR ............................         365,200       7,851,800
 Quinenco SA ADR ...............................         428,500       4,767,062
 Santa Isabel SA ADR ...........................         205,400       2,002,650
                                                                     -----------
 TOTAL CHILE ...................................                      14,621,512
                                                                     -----------
CROATIA--0.0%
 Pliva d.d. GDR (c) ............................           9,600         127,782
                                                                     -----------
GREECE--1.2%
 Hellenic Telecommunications

  Organization SA ADR ..........................          17,500         208,906
 Hellenic Telecommunications
  Organization SA ..............................         237,822       5,631,671
                                                                     -----------
 TOTAL GREECE ..................................                       5,840,577
                                                                     -----------
HONG KONG--4.4%
 China Telecom (Hong Kong), Ltd. ...............
  ADR (a) ......................................          73,800       9,487,912
 Guangshen Railway, Ltd. ADR ...................         282,600       1,571,963
 Jiangsu Expressway Company, Ltd. ..............      10,130,000       1,654,995
 Shenzhen Expressway Co. .......................      10,254,000       1,622,489
 Yue Yuen Industrial Holdings ..................       2,785,300       6,628,681
                                                                     -----------
 TOTAL HONG KONG ...............................                      20,966,040
                                                                     -----------
HUNGARY--2.1%
 Magyar Olaj-es Gazipari RT ....................         226,400       4,706,208
 Magyar Tavkozlesi RT. ADR .....................         150,900       5,432,400
                                                                     -----------
 TOTAL HUNGARY .................................                      10,138,608
                                                                     -----------
INDIA--7.9%
 Bharat Heavy Electricals, Ltd. (a) ............         378,421       1,826,860
 Hindalco Industries, Ltd. GDR .................         264,800       6,156,600
 Hindalco Industries, Ltd. .....................         195,100       3,610,471
 Larsen & Toubro, Ltd. .........................         633,000       8,089,303
 Mahanagar Telephone Nigam, Ltd. ...............
  GDR (c) ......................................         506,100       5,744,235
 Mahanagar Telephone Nigam, Ltd. ...............         402,200       1,784,474
 Reliance Industries, Ltd. .....................         623,800       3,351,312
 State Bank of India GDR (c) ...................         601,700       7,160,230
                                                                     -----------
 TOTAL INDIA ...................................                     $37,723,485
                                                                     -----------
INDONESIA--2.1%
 Gulf Indonesia Resources, Ltd. (a) ............         279,500       2,270,937
 PT Hanjaya Mandala Sampoerna
  Tbk (a) ......................................       1,684,000       4,283,807
 PT Indah Kiat Pulp & Paper Corp. (a) ..........       9,170,000       3,608,945
                                                                     -----------
 TOTAL INDONESIA ...............................                      10,163,689
                                                                     -----------
ISRAEL--4.9%
 Bank Hapoalim .................................       1,542,300       4,803,678
 ECI Telecom, Ltd. ADR .........................         227,900       7,207,338
 Partner Communications Company,
  Ltd., ADR (a) ................................         255,200       6,603,300
 Supersol, Ltd. ADR ............................         263,400       4,477,800
                                                                     -----------
 TOTAL ISRAEL ..................................                      23,092,116
                                                                     -----------
MALAYSIA--1.0%
 Jaya Tiasa Holdings Berhad ....................       2,480,000       4,535,789
                                                                     -----------
MEXICO--18.6%
 Carso Global Telecom (a) ......................         987,000       9,271,029
 Cemex SA de CV, ADR
  Warrants 12/13/02 (a) ........................          22,074          91,055
 Cemex SA de CV ADR (a) ........................         339,180       9,454,643
 Fomento Economico Mexicano SA
  de CV ADR ....................................         187,600       8,348,200
 Grupo Financiero Banamex Accival
  SA de CV (a) .................................       3,473,300      13,929,858
 Grupo Financiero Banorte SA
  de CV (a) ....................................       1,996,000       3,012,433
 Grupo Industrial Maseca SA
  de CV ADR ....................................         670,800       4,863,300
 Grupo Iusacell SA de CV ADR (a) ...............         368,700       5,507,456
 Grupo Televisa SA (a) .........................         187,700      12,810,525
 Kimberly-Clark de Mexico SA
  de CV ........................................         765,000       2,987,335
 Panamerican Beverages, Inc.,
  Class A ......................................         196,600       4,042,588
 Pepsi-Gemex SA de CV GDR (a) ..................         527,900       3,398,356
 Telefonos de Mexico SA ADR ....................          43,800       4,927,500
 Tubos de Acero de Mexico SA ADR ...............         421,400       5,715,237
                                                                     -----------
 TOTAL MEXICO ..................................                      88,359,515
                                                                     -----------
PERU--1.3%
 Credicorp, Ltd. ...............................         182,600       2,191,200
 Telefonica del Peru SAA ADR ...................         280,700       3,754,362
                                                                     -----------
 TOTAL PERU ....................................                       5,945,562
                                                                     -----------
PHILIPPINES--3.5%
 Benpres Holdings Corp. (a) ....................      37,884,000       5,734,302
 Manila Electric Co. ...........................       1,014,200       2,894,119

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


DESCRIPTION                                       SHARES              VALUE
--------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO (CONTINUED)
 Philippine Long Distance Telephone
  Co. ADR .............................       308,900          $ 7,992,788
                                                               -----------
 TOTAL PHILIPPINES ....................                         16,621,209
                                                               -----------
POLAND--1.0%
 Bank Handlowy W. Warszawie ...........       304,800            4,518,559
                                                               -----------
SOUTH AFRICA--9.2%
 ABSA Group, Ltd. .....................     1,125,023            5,044,782
 Impala Platinum Holdings, Ltd. .......       189,600            7,670,252
 Liberty Life Association of Africa,
  Ltd. ................................       229,600            2,648,514
 Naspers, Ltd. ........................       468,700            4,416,669
 Old Mutual PLC (a) ...................     1,893,800            5,169,804
 Sanlam, Ltd. .........................     3,567,300            4,984,367
 Sasol, Ltd. ..........................       600,800            5,066,047
 South African Breweries PLC (U.K.) ...       152,100            1,535,545
 South African Breweries PLC ..........       702,400            7,143,824
                                                               -----------
 TOTAL SOUTH AFRICA ...................                         43,679,804
                                                               -----------
SOUTH KOREA--15.8%
 Hanvit Bank GDR (a), (c) .............       446,300            2,856,320
 Hyundai Electronics Industries
  Co. (a) .............................        57,000            1,209,776
 Kookmin Bank .........................       407,153            6,382,495
 Korea Electric Power Corp. ...........       255,800            7,929,687
 Korea Telecom Corp., ADR .............        84,936            6,348,966
 Pohang Iron & Steel Company, Ltd. ....        35,800            4,177,455
 Pohang Iron & Steel Company, Ltd.
  ADR .................................        65,900            2,306,500
 Samsung Electronics Co. ..............        91,351           21,399,706
 SK Telecom Company, Ltd. .............         5,533           19,832,065
 SK Telecom Company, Ltd. ADR .........        77,045            2,956,603
                                                               -----------
 TOTAL SOUTH KOREA ....................                         75,399,573
                                                               -----------
TAIWAN--0.8%
 China Steel Corp. GDR ................       256,400            3,743,440
                                                               -----------
THAILAND--0.4%
 Bangkok Expressway Public
  Company, Ltd. (a) ...................     4,459,000            2,130,944
                                                               -----------
TURKEY--0.8%
 Yapi ve Kredi Bankasi AS .............   116,431,000            3,595,537
                                                               -----------

DESCRIPTION                                       SHARES              VALUE
--------------------------------------------------------------------------------
VENEZUELA--0.9%
 Compania Anonima Nacional
  Telefonos de Venezuela ADR ..........       102,800          $ 2,531,450
 Mavesa SA ADR ........................       603,300            1,847,606
                                                               -----------
 TOTAL VENEZUELA ......................                          4,379,056
                                                               -----------
TOTAL COMMON STOCKS
 (Identified cost $305,492,446)........                        396,671,359
                                                               -----------

                                              PRINCIPAL
                                                AMOUNT
                                                (000)
                                            -----------
CONVERTIBLE BONDS--0.1%
PHILIPPINES--0.1%
 Bacnotan Consolidated Industries,
  5.50%, 06/21/04 (c)
 (Identified cost $1,050,775)..........   $     1,112              400,320
                                                               -----------

                                                SHARES
                                                -------
PREFERRED STOCKS--13.2%
BRAZIL--12.7%
 Banco Itau SA ........................     115,820,000     9,937,503
 Cemig Cia Energetica de Minas
  Gerais ..............................     204,247,516     4,579,034
 Companhia Brasileira de
  Distribuicao Grupo Pao
  de Acucar ADR .......................         340,000    10,986,250
 Companhia Cervejaria Brahma ..........       8,091,100     5,912,124
 Companhia Paranaense de
  Energia-Copel ADR ...................         490,600     4,568,713
 Companhia Riograndense Telecom .......      10,617,800     3,291,430
 Copel Paranqense de Energia ..........     208,499,000     2,019,780
 Tele Norte Leste Participacoes
  SA ADR ..............................         366,800     9,353,400
 Tele Sudeste Celular Participacoes
  SA ADR ..............................         176,800     6,862,050
 Telesp Participacoes SA ADR ..........     138,878,543     3,267,278
                                                           ----------
 TOTAL BRAZIL .........................                    60,777,562
                                                           ----------
COLOMBIA--0.5%
 Banco Ganadero SA ADR ................         295,300     2,325,487
                                                           ----------
TOTAL PREFERRED STOCKS
 (Identified cost $59,669,955).........                    63,103,049
                                                           ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)          VALUE
--------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO (CONTINUED)
REPURCHASE AGREEMENT--3.1%
 State Street Bank and Trust Company,
  3.00%, 01/03/00, (Dated 12/31/99
  collateralized by $14,830,000 United
  States Treasury Note, 0.000%, 05/15/05,
  with a value of $14,996,838)
  (Identified cost $14,702,000)........       $14,702       $ 14,702,000
                                                            ------------
TOTAL INVESTMENTS
 (Identified cost $380,915,176) (b) ...         99.8%       $474,876,728
CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES ......................          0.2             892,301
                                              -------       ------------
NET ASSETS ............................        100.0%       $475,769,029
                                              =======       ============


















   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)                VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
ASSET-BACKED SECURITIES--12.7%
 Citibank Credit Card Master Trust I:
  Series 1999, Class A
  5.50%, 02/15/06 (f) .................       $    1,235      $1,165,531
 Series 1999, Class B
  5.75%, 02/15/06 .....................            1,145       1,080,227
 Series 1999, Class A
  6.10%, 05/15/08 (f) .................            2,762       2,623,348
 Discover Card Master Trust I:
  Series 1998, Class A
  5.60%, 05/16/06 (f) .................            1,856       1,767,840
 Series 1999-2, Class A
  5.90%, 10/15/04 .....................              824         806,449
 First USA Credit Card Master Trust,
  Series 1997-6, Class B
  6.58%, 03/17/05 (f) .................            1,461       1,447,690
 MBNA Master Credit Card Trust:
  Series 1998-J, Class A
  5.25%, 02/15/06 (f) .................            1,504       1,419,866
 Series 1999-I Class A
  6.40%, 01/18/05 (f) .................            1,597       1,577,533
 MBNA Master Credit Card Trust II:
  Series 1998-D Class A
  5.80%, 12/15/05 .....................              400         385,124
 Series 1999-B, Class A
  5.90%, 08/15/11 .....................              857         780,496
 UCFC Loan Trust,
  Series 1997-C, Class A
  8.00%, 09/15/00 (j) .................              578          29,442
                                                              ----------
TOTAL ASSET-BACKED SECURITIES
 (Identified cost $13,433,030).........                       13,083,546
                                                              ----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS--6.4%
 Asset Securitization Corp.:
  Series 1996-D2, Class ACS2
  1.487%, 02/28/26 (e), (j) ...........            2,125         155,059
 Series 1996-MD6, Class A1B
  6.88%, 11/13/29 .....................              248         244,362
 Series 1996-D3, Class A1A
  7.01%, 10/13/26 .....................               57          57,709
 Series 1996-D3, Class A1B
  7.21%, 10/31/26 .....................              375         371,542
 Bear Stearns Commercial
  Mortgage Securities, Inc.,
  Series 1999-WF2, Class A2
  7.08%, 07/15/31 .....................              408         398,209

                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)                VALUE
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.
  REMIC:
  Series 1697, Class D
  6.00%, 03/15/09 .....................       $      359      $  340,712
 Series 1513 Class L
  6.50%, 07/15/07 .....................              230         227,339
 Series 2100, Class GB
  7.00%, 04/15/12 .....................              810         811,264
 Federal National Mortgage
  Association REMIC,
  Series 1993-134, Class K
  6.50%, 05/25/08 .....................              244         241,790
 First Union-Lehman Brothers-Bank
  of America
  Series 1998-C2, Class A2
  6.56%, 11/18/08 .....................              338         319,696
 G3 Mortgage Reinsurance, Ltd.,
  8.44375%, 05/25/08 (c), (e) .........              300         276,047
 Headlands Mortgage Securities, Inc.:
  Series 1997-1, Class X1
  0.687%, 03/25/27 (e), (j) ...........            3,013          38,728
 Series 1997-4, Class X
  1.12%, 11/25/27 (e), (j) ............            1,714          37,016
 Merrill Lynch Mortgage
  Investments, Inc.:
  Series 1996-C1, Class IO
  0.58%, 04/25/28 (c), (e), (j) .......            4,184          94,162
 Series 1998-C3, Class A1
  5.65%, 12/15/30 .....................              938         884,641
 Midland Realty Acceptance Corp.,
  Series 1996-C1, Class A2
  7.475%, 12/25/05 ....................              344         345,940
 Morgan Stanley Capital One, Inc.:
  Series 1998-HF1, Class X
  1.156%, 02/15/18 (e), (j) ...........            4,254         229,361
 Series 1997-C1, Class IO2
  1.982%, 02/15/20 (e), (j) ...........              113             566
 Series 1999-WF1, Class A2
  6.21%, 09/15/08 .....................              230         211,800
 Nationslink Funding Corp.,
  Series 1998-2, Class A2
  6.476%, 07/20/08 (f) ................            1,072       1,005,633
 Prudential Home Mortgage Security,
  Series 1993-41, Class A5
  0.92%, 10/25/00 (j) .................            9,086          32,074
 Structured Asset Securitization Corp.:
  Series 1996-CFL, Class X2
  1.097%, 02/25/28 (e), (j) ...........              885          17,993
 Series 1996-CFL, Class X1
  1.586%, 02/25/28 (e), (j) ...........            1,453          74,966

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                            PRINCIPAL
                                             AMOUNT
DESCRIPTION                                   (000)                VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
 United States Department of
  Veteran Affairs REMIC,
  Series 1999-1, Class IO
  0.175%, 01/15/29 (e), (j) ...........     $   20,821      $ 178,931
                                                            ---------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
 (Identified cost $7,186,185)..........                     6,595,540
                                                            ---------
CORPORATE BONDS--20.7%
AUTOMOTIVE--0.1%
 Budget Group, Inc.,
  9.125%, 04/01/06 ....................            145        134,850
                                                            ---------
BANKING & FINANCIAL SERVICES--4.7%
 American Financial Group,
  7.125%, 04/15/09 ....................            812        727,325
 ASAT Finance LLC,
  12.50%, 11/01/06 (c) ................            125        134,375
 AT&T Capital Corp.,
  6.60%, 05/15/05 (f) .................          1,144      1,100,162
 Capital One Bank,
  6.70%, 05/15/08 .....................            416        380,486
 First USA Trust,
  6.50%, 01/18/06 (c) .................            400        386,124
 Lehman Brothers Holdings, Inc.,
  6.625%, 04/01/04 ....................            765        740,550
 MBNA America Bank NA,
  6.75%, 03/15/08 .....................            429        392,475
 RBF Finance Co.:
  11.00%, 03/15/06 ....................            120        127,800
  11.375%, 03/15/09 ...................             10         10,700
 Transdigm, Inc.,
  10.375%, 12/01/08 ...................            175        157,500
 U.S. Bancorp,
  7.50%, 06/01/26 .....................            728        728,422
                                                            ---------
                                                            4,885,919
                                                            ---------
BREWERY--0.8%
 Anheuser Busch Companies, Inc.,
  7.10%, 06/15/07 .....................            799        781,174
                                                            ---------
BROADCASTING--0.2% WRC Media Corp.,
  12.75%, 11/15/09 (c) ................            175        173,688
                                                            ---------
BUILDING & CONSTRUCTION--0.4%
 Building One Services Corp.,
  10.50%, 05/01/09 ....................            175        168,000

                                            PRINCIPAL
                                             AMOUNT
DESCRIPTION                                   (000)                VALUE
--------------------------------------------------------------------------------
 Penhall International,
  12.00%, 08/01/06 ....................     $      275      $ 279,125
                                                            ---------
                                                              447,125
                                                            ---------
CABLE T.V. OPERATOR--2.2%
 Adelphia Communications Corp.,
  9.375%, 11/15/09 ....................            155        151,900
 Charter Communications Holdings
  LLC, 8.625%, 04/01/09 ...............            235        217,081
 Coaxial Communications Central
  Ohio LLC,
  10.00%, 08/15/06 ....................            130        127,400
 Cox Communications, Inc.,
  6.15%, 08/01/03 (f) .................          1,198      1,153,245
 TCI Communications, Inc.,
  6.875%, 02/15/06 (f) ................            673        652,958
                                                            ---------
                                                            2,302,584
                                                            ---------
CHEMICALS--0.3% ARCO Chemical Co.,
  9.80%, 02/01/20 .....................            180        180,054
 Geo Specialty Chemicals, Inc.,
  10.125%, 08/01/08 ...................            170        156,400
                                                            ---------
                                                              336,454
                                                            ---------
COMMERCIAL SERVICES--0.1%
 IT Group, Inc.,
  11.25%, 04/01/09 ....................            140        135,800
                                                            ---------
CONTAINERS--0.1%
 Amtrol, Inc.,
  10.625%, 12/31/06 ...................             82         80,668
                                                            ---------
ENERGY--1.4%
 Dynegy, Inc.,
  7.45%, 07/15/06 (f) .................            982        960,660
 Midamerican Energy Co.,
  6.375%, 06/15/06 ....................            454        425,071
                                                            ---------
                                                            1,385,731
                                                            ---------
ENTERTAINMENT--0.3%
 Production Resource Group, LLC,
  11.50%, 01/15/08 ....................             65         57,850
 Station Casinos, Inc.,
  10.125%, 03/15/06 ...................            225        229,500
                                                            ---------
                                                              287,350
                                                            ---------
EQUIPMENT RENTAL--0.3%
 United Rentals, Inc.,
  9.25%, 01/15/09 .....................            350        336,875
                                                            ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)                VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
FOOD & BEVERAGES--0.2%
 Advantica Restaurant Group, Inc.,
  11.25%, 01/15/08 ....................      $       70           $   52,850
 Agrilink Foods, Inc.,
  11.875%, 11/01/08 ...................             120              120,600
                                                                  ----------
                                                                     173,450
                                                                  ----------
HEALTHCARE--0.6%
 Dade International, Inc.,
  11.125%, 05/01/06 ...................              85               83,300
 Dynacare, Inc.,
  10.75%, 01/15/06 ....................             230              223,100
 Tenet Healthcare Corp.,
  8.625%, 01/15/07 ....................             340              328,950
                                                                  ----------
                                                                     635,350
                                                                  ----------
HOTELS & RESTAURANTS--0.3%
 American Restaurant Group, Inc.,
  11.50%, 02/15/03 ....................             125               96,250
 Courtyard by Marriott II Ltd., Series B
  10.75%, 02/01/08 ....................             200              196,500
                                                                  ----------
                                                                     292,750
                                                                  ----------
INDUSTRIAL--0.8%
 Amatek Industries Pty, Ltd.,
  12.00%, 02/15/08 ....................             190              180,500
 J.H. Heafner, Inc.,
  10.00%, 05/15/08 ....................             170              153,850
 Merrill Corp.,
  12.00%, 05/01/09 (c) ................             165              160,875
 North American Van Lines, Inc.,
  13.375%, 12/01/09 (c) ...............             220              220,000
 URS Corp.,
  12.25%, 05/01/09 ....................             145              148,625
                                                                  ----------
                                                                     863,850
                                                                  ----------
INDUSTRIAL & MACHINERY--0.0%
 High Voltage Engineering Corp.,
  10.50%, 08/15/04 ....................              44               37,620
                                                                  ----------
INTERNET SERVICES--0.6%
 Exodus Communications, Inc.,
  11.25%, 07/01/08 ....................             110              113,575
 PSI Net, Inc.:
  10.50%, 12/01/06 (c) ................              30               30,225
 11.00%, 08/01/09 .....................             145              149,350
 Rhythms Net Connections, Inc.,
  12.75%, 04/15/09 ....................             140              135,450

                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)                VALUE
--------------------------------------------------------------------------------
 Verio, Inc.:
  10.625%, 11/15/09 (c) ...............      $        5           $    5,125
 11.25%, 12/01/08 .....................             125              131,250
                                                                  ----------
                                                                     564,975
                                                                  ----------
MANUFACTURING--0.1% ChipPAC International Ltd.,
  12.75%, 08/01/09 (c) ................             130              134,875
                                                                  ----------
OIL & GAS--1.6%
 Cheasapeake Energy Corp., Series B
  9.625%, 05/01/05 ....................              90               85,500
 Comstock Resources, Inc.,
  11.25%, 05/01/07 ....................             115              117,587
 Frontier Oil Corp.,
  11.75%, 11/15/09 ....................              45               44,325
 Plains Resources, Inc.,
  10.25%, 03/15/06 (c) ................             140              135,800
 Texaco Capital, Inc.,
  6.00%, 06/15/05 .....................             776              724,179
 USX- Marathon Group,
  6.65%, 02/01/06 .....................             570              539,450
                                                                  ----------
                                                                   1,646,841
                                                                  ----------
RETAIL--0.6% Buhrmann US, Inc.,
  12.25%, 11/01/09 (c) ................             165              171,394
 Frank's Nursery & Crafts, Inc.,
  10.25%, 03/01/08 ....................              85               57,800
 Home Interiors & Gifts, Inc.,
  10.125%, 06/01/08 ...................             250              212,500
 Petro Stopping Centers,
  10.50%, 02/01/07 ....................             120              111,300
 Rent-A-Center, Inc.,
  11.00%, 08/15/08 ....................             100              102,750
                                                                  ----------
                                                                     655,744
                                                                  ----------
TELECOMMUNICATIONS--2.8%
 GTE Corp.,
  9.10%, 06/01/03 .....................             395              416,670
 IPC Information Systems, Inc.,
  0.00%, 05/01/08 (e) .................             120               91,200
 ITC Deltacom, Inc.,
  11.00%, 06/01/07 ....................             290              304,500
 Level 3 Communications, Inc,
  9.125%, 05/01/08 ....................             185              174,825
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06 ....................             245              247,144
 Metromedia Fiber Network, Inc.,
  10.00%, 11/15/08 ....................              55               56,237

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------



                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)                VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
 NEXTLINK Communications, Inc.,
  10.75%, 06/01/09 ....................        $      210      $    216,825
 RSL Communications PLC,
  10.50%, 11/15/08 ....................               200           188,000
 US West Communications, Inc.,
  5.625%, 11/15/08 ....................               836           727,283
 Viatel, Inc.,
  11.25%, 04/15/08 ....................                95            94,525
 Williams Communications Group,
  Inc., 10.875%, 10/01/09 .............               175           183,094
 Worldwide Fiber, Inc.,
  12.00%, 08/01/09 (c) ................               200           208,000
                                                               ------------
                                                                  2,908,303
                                                               ------------
TRANSPORTATION--0.5%
 Atlas Air, Inc.,
  9.25%, 04/15/08 .....................               225           214,875
 Interpool, Inc.,
  6.625%, 03/01/03 ....................                70            62,703
 Rail Works Corp.,
  11.50%, 04/15/09 ....................               205           207,563
                                                               ------------
                                                                    485,141
                                                               ------------
UTILITIES--1.5%
 Texas Utilities Co., Series B
  6.375%, 10/01/04 (f) ................               821           781,239
 Western Resources, Inc.,
  7.125%, 08/01/09 ....................               850           749,623
                                                               ------------
                                                                  1,530,862
                                                               ------------
WASTE MANAGEMENT--0.2%
 Allied Waste North America, Inc.,
  10.00%, 08/01/09 (c) ................               195           174,038
                                                               ------------
TOTAL CORPORATE BONDS
 (Identified cost $22,458,498).........                          21,392,017
                                                               ------------
COMMERCIAL PAPER--16.4%
 American Express Credit Corp.,
  5.92%, 01/19/00 .....................             2,132         2,125,689
 Ford Motor Credit Co.,
  5.93%, 01/19/00 .....................             3,348         3,338,073
 General Electric Capital Corp.,
  5.95%, 01/19/00 .....................             3,348         3,338,040
 General Motors Acceptance Corp.,
  5.95%, 01/19/00 .....................             3,348         3,338,040
 Household Finance Corp.,
  6.00%, 01/19/00 .....................             1,396         1,391,812
 Morgan Stanley Dean Witter & Co.,
  5.95%, 01/24/00 .....................             3,348         3,335,273
                                                               ------------

                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)                VALUE
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Identified cost $16,866,927)........                        $ 16,866,927
                                                               ------------
MUNICIPALS--2.3%
 Harlingen Texas Consolidated
  Independent School District,
  5.50%, 08/15/26 .....................        $    1,080           988,524
 Massachusetts State Water Pollution
  Revenue Bond,
  5.375%, 08/01/27 (f) ................             1,575         1,422,823
                                                               ------------
TOTAL MUNICIPALS
  (Identified cost $2,480,343).........                           2,411,347
                                                               ------------
MORTGAGE PASS-THROUGH SECURITIES--36.7%
 Federal Home Loan Mortgage Corp.:
  6.00%, 07/01/29 .....................               259           237,958
  6.00%, 09/01/29 .....................               277           253,565
  6.50%, 07/01/29 .....................               367           346,045
  6.50%, TBA ..........................            11,650        11,300,500
  6.937%, 09/01/26 (e) ................                43            43,938
  7.00%, 08/01/28 .....................               121           117,203
  7.50%, TBA ..........................            15,203        15,043,977
  8.00%, 06/01/12 .....................               780           786,108
  8.00%, 07/01/12 .....................             2,389         2,428,005
  8.00%, TBA ..........................             2,377         2,392,593
 Federal National Mortgage
  Association:
  6.565%, 06/01/25 (e) ................                77            79,360
  6.995%, 07/01/25 (e) ................               106           109,228
  7.00%, 09/01/29 .....................               134           129,897
  7.50%, 01/01/14 .....................               800           805,861
  8.00%, 12/01/09 .....................               224           227,623
  8.00%, 06/01/12 .....................               194           197,225
  8.00%, 07/01/12 .....................               460           467,707
  8.00%, 12/01/12 .....................               318           323,527
 Government National Mortgage
  Association:
  6.125%, 10/20/27 ....................               582           590,294
  6.375%, 06/20/28 ....................               934           944,210
  6.50%, 04/15/28 .....................                61            57,250
  6.75%, 07/20/27 .....................               135           136,408
  7.00%, 04/15/28 .....................               724           702,422
 Morgan Stanley Capital One, Inc.,
  Series 1996-WF1, Class X
  1.513%, 11/15/28 (c), (e), (j) ......             2,616           140,644
                                                               ------------
TOTAL MORTGAGE PASS-THROUGH
  SECURITIES
 (Identified cost $37,994,588).........                          37,861,548
                                                               ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                                   PRINCIPAL
                                                    AMOUNT
DESCRIPTION                                          (000)                VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
DISCOUNT NOTES--0.5%
 Federal National Mortgage
  Association:
  5.47%, 01/19/00 .....................           $     456       $    454,753
  5.68%, 01/24/00 .....................                  25             24,909
                                                                  ------------
TOTAL DISCOUNT NOTES
  (Identified cost $479,662)...........                                479,662
                                                                  ------------
U.S. GOVERNMENT OBLIGATIONS--19.6%
 United States Treasury Notes:
  3.625%, 07/15/02 ....................               1,937          1,918,188
  5.75%, 11/15/00 .....................                  63             62,803
  6.25%, 04/30/01 .....................              16,980         16,993,244
  7.50%, 05/15/02 .....................                 700            718,592
 United States Treasury STRIPS:
  0.00%, 11/15/04 .....................                 165            120,303
  0.00%, 02/15/07 .....................                 400            250,160
  0.00%, 05/15/18 .....................                 500            144,490
                                                                  ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $20,312,664)........                             20,207,780
                                                                  ------------

                                                   PRINCIPAL
                                                    AMOUNT
DESCRIPTION                                          (000)                VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--12.1%
 State  Street  Bank  and  Trust
 Company, 3.00%, 01/03/00, (Dated
 12/31/99, collateralized by
 $12,595,000 United States Treasury
 Note, 5.250%, 01/31/01, with a value
 of $12,752,438) (Identified cost
 $12,502,000) (f) .....................           $  12,502       $ 12,502,000
                                                                  ------------
TOTAL INVESTMENTS
 (Identified cost $133,713,897) (b) ...               127.4%      $131,400,367
LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS ........................               (27.4)       (28,238,289)
                                                  ---------       ------------
NET ASSETS ............................               100.0%      $103,162,078
                                                  =========       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                            PRINCIPAL
                                             AMOUNT
DESCRIPTION                                   (000)               VALUE
--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO
CORPORATE BONDS--91.1%
AEROSPACE & DEFENSE--1.9%
 Sabreliner Corp.,
  11.00%, 06/15/08 (c) ................    $      520      $   412,100
 TransDigm, Inc.,
  10.375%, 12/01/08 ...................         1,350        1,215,000
                                                           -----------
                                                             1,627,100
                                                           -----------
AUTOMOTIVE--1.4%
 Budget Group, Inc.,
  9.125%, 04/01/06 ....................          1,285        1,195,050
                                                           -----------
BROADCASTING--1.0%
 Paxson Communications Corp.,
  11.625%, 10/01/02 ...................            310          320,075
 Radio Unica Corp.,
  0.00%, 08/01/06 (e) .................            800          522,000
                                                            -----------
                                                                842,075
                                                            -----------
BUILDING & CONSTRUCTION--2.7%
 Amatek Industries Pty Ltd.,
  12.00%, 02/15/08 ....................          1,515        1,439,250
 Building One Services Corp.,
  10.50%, 05/01/09 ....................            875          840,000
                                                            -----------
                                                              2,279,250
                                                            -----------
CABLE T.V. OPERATOR--2.9%
 Adelphia Communications Corp.,
  9.375%, 11/15/09 ....................            890          872,200
 Charter Communications
  Holdings LLC,
  0.00%, 04/01/11 (e) .................            700          428,750
 Coaxial Communications Central
  Ohio LLC,
  10.00%, 08/15/06 ....................            317          310,660
 Ono Finance PLC,
  13.00%, 05/01/09 ....................            810          826,200
                                                            -----------
                                                              2,437,810
                                                            -----------
CHEMICALS--3.7%
 Geo Specialty Chemicals, Inc.,
  10.125%, 08/01/08 ...................          1,325        1,219,000
 Huntsman ICI Chemicals,
  0.00%, 12/31/09 (c) .................          1,200          355,500
 Lyondell Chemical Co.,
  10.875%, 05/01/09 ...................          1,490        1,534,700
                                                            -----------
                                                              3,109,200
                                                            -----------


                                            PRINCIPAL
                                             AMOUNT
DESCRIPTION                                   (000)               VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES--2.8%
 IT Group, Inc., Series B
  11.25%, 04/01/09 ....................     $    1,110      $ 1,076,700
 RailWorks Corp.,
  11.50%, 04/15/09 ....................          1,250        1,265,625
                                                            -----------
                                                              2,342,325
                                                            -----------
COMPUTER SERVICES--2.7%
 Concentric Network Corp.,
  12.75%, 12/15/07 ....................            275          289,438
 Globix Corp.,
  13.00%, 05/01/05 ....................            970          979,700
 Rhythms NetConnections, Inc.,
  12.75%, 04/15/09 ....................          1,095        1,059,412
                                                            -----------
                                                              2,328,550
                                                            -----------
CONTAINERS--1.2%
 Amtrol, Inc.,
  10.625%, 12/31/06 ...................          1,000          983,750
                                                            -----------
ENTERTAINMENT--3.6%
 Marvel Enterprises, Inc.,
  12.00%, 06/15/09 ....................          1,160        1,067,200
 Penn National Gaming, Inc.,
  10.625%, 12/15/04 ...................            900          927,000
 Production Resource Group LLC,
  11.50%, 01/15/08 ....................          1,250        1,112,500
                                                            -----------
                                                              3,106,700
                                                            -----------
EQUIPMENT RENTAL--2.3% Neff Corp.,
  10.25%, 06/01/08 ....................            660          633,600
 Penhall International,
  12.00%, 08/01/06 ....................            765          776,475
 United Rentals, Inc., Series B
  9.25%, 01/15/09 .....................            550          529,375
                                                            -----------
                                                              1,939,450
                                                            -----------
FIBER OBTICS--1.3%
 Metromedia Fiber Network, Inc.:
  Series B, 10.00%, 11/15/08 ..........            405          414,113
  10.00%, 12/15/09 ....................            650          666,250
                                                            -----------
                                                              1,080,363
                                                            -----------
FOOD & BEVERAGES--2.6%
 Advantica Restaurant Group, Inc.,
  11.25%, 01/15/08 ....................            600          453,000
 Agrilink Foods, Inc.,
  11.875%, 11/01/08 ...................          1,140        1,145,700

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)               VALUE
--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)
 American Restaurant Group, Inc.,
  Series B
  11.50%, 02/15/03 ....................      $      747      $ 575,190
                                                             ---------
                                                             2,173,890
                                                             ---------
HEALTHCARE--3.2%
 Dade International Inc.,
  11.125%, 05/01/06 ...................             575        563,500
 Dynacare, Inc.,
  10.75%, 01/15/06 ....................             325        315,250
 Unilab Corp.,
  12.75%, 10/01/09 (c) ................             800        828,000
 Weight Watchers International, Inc.,
  13.00%, 10/01/09 (c) ................             990      1,001,137
                                                             ---------
                                                             2,707,887
                                                             ---------
INDUSTRIAL--4.0%
 Dictaphone Corp.,
  11.75%, 08/01/05 ....................           1,460      1,080,400
 Interpool Capital Trust, Series B
  9.875%, 02/15/27 ....................           1,245        985,841
 URS Corp., Series B
  12.25%, 05/01/09 ....................           1,270      1,301,750
                                                             ---------
                                                             3,367,991
                                                             ---------
INTERNET SERVICES--3.5%
 Exodus Communications, Inc.:
  10.75%, 12/15/09 (c) ................             260        264,550
  11.25%, 07/01/08 ....................             225        232,313
 PSI Net, Inc.:
  10.50%, 12/01/06 (c) ................             895        901,712
  11.00%, 08/01/09 ....................             525        540,750
 Verio, Inc.:
  10.625%, 11/15/09 (c) ...............             435        445,875
  11.25%, 12/01/08 ....................             560        588,000
                                                             ---------
                                                             2,973,200
                                                             ---------
LODGING--1.2%
 Lodgian Financing Corp., Series B
  12.25%, 07/15/09 (c) ................           1,075      1,064,250
                                                             ---------
LODGING & ENTERTAINMENT--0.5%
 Courtyard by Marriott II, Ltd.,
  10.75%, 02/01/08 ....................             400        393,000
                                                             ---------
MANUFACTURING--5.9%
 ASAT Finance LLC,
  12.50%, 11/01/06 (c) ................           1,080      1,161,000
 ChipPAC International Ltd.,
  12.75%, 08/01/09 (c) ................             940        975,250


                                              PRINCIPAL
                                               AMOUNT

DESCRIPTION                                     (000)               VALUE
--------------------------------------------------------------------------------
 Foamex L.P.,
  9.875%, 06/15/07 ....................      $      525      $ 435,750
 High Voltage Engineering Corp.,
  10.50%, 08/15/04 ....................             890        760,950
 Holley Performance Products, Inc.,
  12.25%, 09/15/07 (c) ................           1,000        955,000
 Precision Partners, Inc.,
  12.00%, 03/15/09 (c) ................           1,000        750,000
                                                             ---------
                                                             5,037,950
                                                             ---------
OIL & GAS--4.7%
 Chesapeake Energy Corp., Series B
  9.625%, 05/01/05 ....................           1,000        950,000
 Comstock Resources, Inc.,
  11.25%, 05/01/07 ....................           1,095      1,119,637
 Frontier Oil Corp.,
  11.75%, 11/15/09 ....................             320        315,200
 Plains Resources, Inc.,
  10.25%, 03/15/06 (c) ................           1,070      1,037,900
 RBF Finance Co.:
  11.00%, 03/15/06 ....................             115        122,475
  11.375%, 03/15/09 ...................             440        470,800
                                                             ---------
                                                             4,016,012
                                                             ---------
PRINTING--2.5%
 Merrill Corp.,
  12.00%, 05/01/09 (c) ................           1,270      1,238,250
 Phoenix Color Corp.,
  10.375%, 02/01/09 ...................             900        864,000
                                                             ---------
                                                             2,102,250
                                                             ---------
PUBLISHING--2.6% T/SF Communications Corp.,
  Series B,
  10.375%, 11/01/07 ...................             995        955,200
 WRC Media Inc.,
  12.75%, 11/15/09 (c) ................           1,300      1,290,250
                                                             ---------
                                                             2,245,450
                                                             ---------
RETAIL--4.0%
 Frank's Nursery & Crafts, Inc.,
  10.25%, 03/01/08 ....................           1,000        680,000
 Home Interiors & Gifts, Inc., Series B,
  10.125%, 06/01/08 ...................             710        603,500
 Pathmark Stores, Inc.,
  10.75%, 11/01/03 (e) ................             490         49,000
 Petro Stopping Centers,
  10.50%, 02/01/07 ....................           1,060        983,150
 Rent-A-Center, Inc.,
  11.00%, 08/15/08 ....................           1,050      1,078,875
                                                             ---------
                                                             3,394,525
                                                             ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)               VALUE
--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)
SECURITY--0.8%
 Loomis Fargo & Co.,
  10.00%, 01/15/04 ....................        $      734      $  726,660
                                                               ----------
TELECOMMUNICATIONS--21.6%
 AirGate PCS, Inc.,
  0.00%, 10/01/09 (e) .................               875         485,625
 AMSC Acquisition, Inc.,
  12.25%, 04/01/08 ....................             1,020         796,875
 Dolphin Telecom PLC, Series B,
  0.00%, 05/15/09 (e) .................             1,000         468,750
 Hyperion Telecommunications, Inc.,
  12.00%, 11/01/07 ....................             1,015       1,080,975
 IPC Information Systems, Inc.,
  0.00%, 05/01/08 (e) .................               930         706,800
 ITC DeltaCom, Inc.,
  11.00%, 06/01/07 ....................             1,080       1,134,000
 Jazztel PLC,
  14.00%, 04/01/09 ....................             1,490       1,530,975
 Level 3 Communications, Inc.,
  9.125%, 05/01/08 ....................               952         899,640
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06 ....................             1,000       1,008,750
 Nextel Communications, Inc.,
  12.00%, 11/01/08 ....................               500         560,000
 NEXTLINK Communications, Inc.,
  10.75%, 06/01/09 ....................             1,575       1,626,187
 RSL Communications PLC,
  10.50%, 11/15/08 ....................             1,075       1,010,500
 Teligent, Inc., Series B
  0.00%, 03/01/08 (e) .................               805         474,950
 United Pan-Europe
  Communications N.V.,
  10.875%, 11/01/07 (c) ...............               600         613,500
 US Unwired, Inc.,
  0.00%, 11/01/09 (c), (e) ............             1,630         953,550
 Versatel Telecom International N.V.,
  11.875%, 07/15/09 ...................             1,000       1,015,000
 Viatel, Inc.:
  0.00%, 04/15/08 (e) .................               595         371,875
  11.25%, 04/15/08 ....................               850         845,750
 Williams Communications Group,
  Inc.:
  10.70%, 10/01/07 ....................               800         840,000
  10.875%, 10/01/09 ...................               430         449,888
 Worldwide Fiber, Inc.,
  12.00%, 08/01/09 (c) ................             1,425       1,482,000
                                                               ----------
                                                               18,355,590
                                                               ----------


                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)               VALUE
--------------------------------------------------------------------------------
TRANSPORTATION & FREIGHT SERVICES--2.4%
 Atlas Air, Inc.,
  9.25%, 04/15/08 .....................        $      400      $  382,000
 North American Van Lines, Inc.,
  13.375%, 12/01/09 (c) ...............             1,690       1,690,000
                                                               ----------
                                                                2,072,000
                                                               ----------
WASTE MANAGEMENT--1.2%
 Allied Waste Industries, Inc.,
  10.00%, 08/01/09 (c) ................             1,125       1,004,063
                                                               ----------
WHOLESALE/DISTRIBUTION--2.9%
 Buhrmann US, Inc.,
  12.25%, 11/01/09 (c) ................             1,250       1,298,438
 J.H. Heafner, Inc., Series D,
  10.00%, 05/15/08 ....................               650         588,250
 Pentacon, Inc.,
  12.25%, 04/01/09 ....................               650         585,000
                                                               ----------
                                                                2,471,688
                                                               ----------
TOTAL CORPORATE BONDS
  (Identified cost $78,998,072)........                        77,378,029
                                                               ----------
CONVERTIBLE BONDS--0.4%
MANUFACTURING--0.4%
 Exide Corp.,
  2.90%, 12/15/05 (c)
  (Identified cost $398,833)...........               640         336,000
                                                               ----------

                                                 SHARES
                                               ----------
PREFERRED STOCKS--5.5%
 Adelphia Communications Corp. ........             4,733         539,562
 AirGate PCS, Inc.,
  10/01/09 warrants ...................             1,350         118,125
 American Mobile Satellite Corp.,
  04/01/08 warrants (c) ...............               845          33,800
 American Restaurant Group, Inc.,
  08/15/08 warrants ...................               220               2
 American Restaurant Group, Inc. ......               260         208,000
 Globe Holdings, Inc.,
  08/01/09 warrants ...................               300               3
 Granite Broadcasting Corp. ...........               700         714,000
 Harborside Healthcare Corp. ..........               352          96,800
 High Voltage Engineering Corp. .......               298         244,881
 Nextel Communications, Inc. ..........             1,065       1,139,550
 Ono Finance PLC (c) ..................               500          55,000
 Paxson Communications Corp. ..........                73         746,425
 R&B Falcon Corp. .....................               670         706,850
 Supermarkets General Holdings Corp....             6,750          25,313
                                                               ----------
TOTAL PREFERRED STOCKS
  (Identified cost $4,935,065).........                         4,628,311
                                                               ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                               PRINCIPAL
                                                AMOUNT
 DESCRIPTION                                     (000)          VALUE
--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)
REPURCHASE AGREEMENT--0.9%
 State  Street  Bank  and  Trust  Company,
 3.00%,  01/03/00,  (Dated  12/31/99,
  collateralized by $830,000 United States
  Treasury Note, 5.500%, 03/31/03, with
  a value of $822,738)
  (Identified cost $804,000)...........       $  804         $   804,000
                                                             -----------
TOTAL INVESTMENTS
  (Identified cost $85,135,970) (b) ...         97.9%        $83,146,340
CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES ......................          2.1           1,823,430
                                              ------         -----------
NET ASSETS ............................        100.0%        $84,969,770
                                              ======         ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                          PRINCIPAL
                                           AMOUNT
 DESCRIPTION                                (000) (H)        VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
CURRENCY DENOMINATED BONDS--89.5%
ARGENTINA--0.1%
 Republic of Argentina,
  1.00%, 04/01/01 (e) .................      190         $  76,771
                                                         ---------
AUSTRALIA--0.6%
 Commonwealth of Australia,
  8.75%, 08/15/08 .....................      600           440,093
                                                         ---------
AUSTRIA--1.4%
 Republic of Austria:
  4.50%, 09/28/05     JPY                 80,000           929,784
  6.25%, 10/16/03      JPY                15,000           177,381
                                                         ---------
 TOTAL AUSTRIA ........................                  1,107,165
                                                         ---------
BULGARIA--0.1%
 Republic of Bulgaria,
  1.00%, 07/28/24     USD                     55            44,071
                                                         ---------
CANADA--1.3%
 Argos Funding Trust,
  5.963%, 02/27/06 ....................      250           168,687
 Molson Breweries Company, Ltd.,
  6.00%, 06/02/08 (c), (f) ............      800           523,251
 Quebec Housing,
  8.95%, 05/13/13 .....................      402           328,417
                                                         ---------
 TOTAL CANADA .........................                  1,020,355
                                                         ---------
DENMARK--7.7%
 Kingdom of Denmark:
  5.00%, 08/15/05 .....................   11,305         1,506,436
  8.00%, 03/15/06 (f) .................    5,964           912,248
 Nykredit,
  6.00%, 10/01/29 .....................    8,136         1,024,584
 Unikredit Realkredit,
  7.00%, 10/01/29 (f) .................   19,051         2,543,004
                                                         ---------
 TOTAL DENMARK ........................                  5,986,272
                                                         ---------
FRANCE--4.6%
 Citibank,
  5.125%, 01/16/09     EUR                 6,600           958,287
 Government of France,
  0.00%, 04/25/23 (f)     EUR             10,622         2,633,287
                                                         ---------
 TOTAL FRANCE .........................                  3,591,574
                                                         ---------
GERMANY--5.5%
 Autobahn Tank & Rast,
  6.00%, 10/16/00 ....EUR                    425           220,866
 Bundesrepublik Deutschland,
  0.00%, 01/04/24 (f) ....EUR              2,225           526,232

                                        PRINCIPAL
                                         AMOUNT
 DESCRIPTION                              (000) (H)        VALUE
--------------------------------------------------------------------------------

Core Dem, 6.21%,
  07/05/15 ....EUR                           400         $ 204,083
 DePfa Pfandbriefbank AG,
  5.50%, 01/15/10 ....EUR                    270           266,409
 Downey Savings & Loan,
  7.25%, 08/07/07 (f) .................      630         1,054,659
 Frank Hypobank,
  6.375%, 02/04/08 ....................      365           580,859
 Land Hessen,
  6.00%, 11/29/13 ....EUR                    511           532,851
 Landwirtschaftliche Rentenbank,
  6.375%, 03/09/05 ....................      494           778,265
 LBK Hess Thur Giro,
  9.00%, 09/06/04 ....EUR                     60           103,174
                                                         ---------
 TOTAL GERMANY ........................                  4,267,398
                                                         ---------
GREECE--0.7%
 Republic of Greece:
  6.50%, 01/11/14 .....................   26,500            80,099
  8.90%, 04/01/03 .....................   36,500           118,956
 Republic of Hellenic:
  10.80%, 06/30/00 ....................   30,000            92,463
  13.00%, 08/14/03 (e) ................   85,000           266,257
                                                         ---------
 TOTAL GREECE .........................                    557,775
                                                         ---------
HUNGARY--0.1%
 Republic of Hungary,
  13.50%, 11/24/01 ....................   19,100            76,851
                                                         ---------
IRELAND--1.6%
 Esat Telecom Group PLC:
  11.875%, 12/01/08 ... USD                  355           395,825
  11.875%, 11/01/09 ... EUR                   60            68,576
 Helaba Finance BV,
  7.375%, 12/30/02 ....GBP                   229           372,493
 Republic of Ireland,
  8.00%, 08/18/06 ... EUR                    374           436,942
                                                         ---------
 TOTAL IRELAND.........................                  1,273,836
                                                         ---------
ITALY--1.3%
 Films PLC,
  3.69813%, 03/31/05 (e) ... EUR       1,600,000           774,136
 Societa Sportiva Lazio SpA,
  4.553%, 10/15/07 (e) ................  419,058           211,474
                                                         ---------
 TOTAL ITALY ..........................                    985,610
                                                         ---------
JAPAN--21.8%
 European Investment Bank,
  3.00%, 09/20/06 (f) .................  510,000         5,563,228

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                       PRINCIPAL
                                        AMOUNT
 DESCRIPTION                             (000) (H)       VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
 Export-Import Bank of Japan,
  4.375%, 10/01/03 (f) ................  234,000        $2,602,812
 International Bank for
  Reconstruction and Development:
  2.00%, 02/18/08 (f) .................  135,000         1,379,003
  4.75%, 12/20/04 (f) .................  486,000         5,648,674
 Nippon Credit Bank, Ltd.,
  1.80%, 07/27/00 .....................   60,000           590,428
 Spires Ltd.,
  2.48%, 01/23/02 .....................  117,989         1,183,701
                                                        ----------
 TOTAL JAPAN ..........................                 16,967,846
                                                        ----------
LUXEMBOURG--0.1%
 PTC International Finance II SA,
  11.25%, 12/01/09 ... EUR                    50            51,879
                                                        ----------
MEXICO--0.3%
 United Mexican States:
  01/01/03 rights      USD                   769                 0
  6.942%, 01/31/19 (e), (f) ... USD          250           234,075
                                                        ----------
 TOTAL MEXICO .........................                    234,075
                                                        ----------
MOROCCO--0.0%
 Morocco Restructuring & Consolidation
  Agreement, 5.90%, 01/01/09 (e)..... USD    381               345
                                                        ----------
NETHERLANDS--2.6%
 Hermes Europe Railtel BV,
  10.375%, 01/15/06 ... EUR                   25            25,055
 Kappa Beheer BV,
  10.625%, 07/15/09 (c) ... EUR              135           143,472
 Netia Holdings II BV,
  13.50%, 06/15/09 ....EUR                    10            10,363
 Pannon Finance BV,
  7.75%, 08/03/04 (c) ....EUR                 75            76,307
 Tele1 Europe BV:
  05/15/09 warrants (c) ....EUR              100            17,125
  11.875%, 12/01/09 ....EUR                  215           218,746
  13.00%, 05/15/09 ....EUR                   100           105,771
 United Pan-Europe
  Communications NV,
  10.875%, 11/01/07 (c) ....EUR              300           311,271
 Versatel Telecom International NV,
  11.875%, 07/15/09 ....EUR                  155           164,727
 West LB Finance Curacao NV,
  8.125%, 01/24/07 ....GBP                   310           528,811
 Wolters Kluwer NV,
  5.50%, 09/22/06 ....EUR                    420           415,767
                                                        ----------
 TOTAL NETHERLANDS ......................                2,017,415
                                                        ----------

                                          PRINCIPAL
                                           AMOUNT
 DESCRIPTION                                (000) (H)    VALUE
--------------------------------------------------------------------------------
PANAMA--0.0%
 Republic of Panama,
  4.25%, 07/17/14 ....USD                     25        $   19,562
                                                        ----------
PERU--0.1%
 Republic of Peru,
  1.00%, 03/08/27 ....USD                     79            58,065
                                                        ----------
SOUTH AFRICA--0.5% Government of Namibia:
  12.00%, 04/15/02 ......................    210            32,996
  12.00%, 04/15/05 ......................    210            30,680
 Lesotho Highlands Water,
  13.00%, 09/15/10 ......................    710           107,775
 South African Roads,
  11.50%, 09/30/05 ......................    500            74,091
 Trans Caledon Tunnel,
  12.00%, 12/01/05 ......................    740           111,765
                                                        ----------
 TOTAL SOUTH AFRICA .....................                  357,307
                                                        ----------
SPAIN--0.6%
 Catalunya Generalitat,
  9.30%, 11/24/03 ....EUR                    402           470,540
                                                        ----------
SWEDEN--3.4%
 AB Spintab,
  7.50%, 06/15/04 ....................... 11,100         1,374,944
 Stadshypotek AB,
  3.50%, 09/15/04 ....................... 12,000         1,269,103
                                                        ----------
 TOTAL SWEDEN ...........................                2,644,047
                                                        ----------
TURKEY--0.5%
 Rabobank TRL Weekly Request 2,
  1.00%, 12/18/00 .......................216,988           406,293
                                                        ----------
UNITED KINGDOM--8.8%
 Birmingham Midshires
  Building Society,
  9.125%, 01/05/06 ......................    300           526,628
 Coca Cola Enterprises PLC,
  6.75%, 03/12/08 .......................    158           251,989
 Colt Telecom Group PLC:
  7.625%, 12/15/09 (c) ....EUR               215           215,497
  8.875%, 11/30/07 ....EUR                   500           269,741
 Energis PLC,
  9.50%, 06/15/09 .......................    250           428,054
 Hurst Group PLC,
  11.125%, 08/06/08 (c) .................    130           209,989
 Imperial Tobacco Finance PLC,
  6.375%, 09/27/06 ....EUR                   410           407,685


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT
 DESCRIPTION                                (000) (H)      VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
 Jazztel PLC,
  13.25%, 12/15/09 (c) .....EUR              265        $  268,282
 Landesbank Schleswig-Holstein,
  8.00%, 12/28/06 .....................      422           713,013
 Luxfer Holdings PLC,
  10.125%, 05/01/09 ...................       55            85,066
 Merrill Lynch & Company, Inc.,
  7.375%, 12/17/07 ....................      192           314,976
 Ono Finance PLC,
  13.00%, 05/01/09 .....EUR                  595           629,342
 Polestar Corp.,
  10.50%, 05/30/08 ....................       45            69,607
 TeleWest Communications PLC,
  9.875%, 04/15/09 (c) ................       85            87,186
 TM Group Holdings PLC,
  12.25%, 05/15/08 ....................       55            88,218
 United Kingdom Treasury Bonds,
  7.25%, 12/07/07 .....................    1,100         1,938,522
 West Coast Train Finance,
  6.00%, 03/31/15 (f) .................      230           335,853
                                                        ----------
 TOTAL UNITED KINGDOM .................                  6,839,648
                                                        ----------
UNITED STATES--25.8%
 Airtouch Communications, Inc.,
  5.50%, 07/24/08 ....DEM                  1,200           588,176
 Cellco Finance NV:
  12.75%, 08/01/05 (c) ................      100           103,625
  15.00%, 08/01/05 ....................       50            54,375
 Chase Credit Card Master Trust,
  5.00%, 08/15/08 ....DEM                  1,800           865,994
 Citibank ARS Linked Deposit,
  10.75%, 02/16/00 ....................      132           132,607
 Citibank CRC Linked Deposit:
  0.00%, 01/26/00 .....................       25            25,420
  0.00%, 02/10/00 .....................      110           111,716
 Citibank CRC Linked Note,
  15.875%, 03/20/00 ...................       20            20,060
 Citibank Credit Card Master Trust,
  5.75%, 07/16/07 (f) ....DEM              2,250         1,155,907
 Citibank MXN Linked Deposit,
  0.00%, 12/03/01 .....................       85            86,037
 Citibank SVC Time Deposit,
  0.00%, 02/22/00 .....................      170           171,904
 Citibank Time Deposit,
  0.00%, 01/18/00 .....................      121           121,162
 Citicorp,
  6.25%, 09/19/09 ....DEM                  1,020           516,225


                                        PRINCIPAL
                                         AMOUNT
 DESCRIPTION                              (000) (H)       VALUE
--------------------------------------------------------------------------------
 Countrywide Home Loans, Inc.,
  5.25%, 12/15/05 ....DEM                    800        $  397,042
 CSFB TRL Weekly Reset 2:
  0.00%, 09/14/00 .....................      121           122,790
  1.00%, 11/06/00 .....................       39            39,678
 Exodus Communications, Inc.,
  10.75%, 12/15/09 (c) ....EUR               110           113,302
 Federal National Mortgage Association:
  1.75%, 03/26/08 .....JPY               170,000         1,697,255
  2.125%, 10/09/07 (f) ....JPY           340,000         3,492,512
 Ford Motor Credit Corp.,
  5.25%, 06/16/08 ....EUR                    572           279,804
 General Motors Acceptance Corp. Swift
  Trust 1999-1,
  5.00%, 01/18/05 ....EUR                    370           366,346
 Global TeleSystems Group, Inc.,
  10.50%, 12/01/06 (c) ....EUR               105           107,358
 Household Finance Corp.,
  5.25%, 11/23/05 ....DEM                    463           231,529
 Imasac SA,
  11.00%, 05/02/05 (c) ................      100            58,000
 Inter-American Development Bank,
  1.90%, 07/08/09 ....JPY                159,000         1,592,023
 MBNA:
  5.125%, 04/21/08 ....................    1,880           922,590
  6.00%, 05/21/07 .....................    3,800         1,761,180
 Merrill Lynch & Company, Inc.,
  5.375%, 01/04/09 ... DEM                   830           400,987
 North American Capital Corp.,
  8.25%, 11/17/03 (f) ....GBP                576           941,764
 NTL Communications Corp.,
  9.25%, 11/15/06 (c) ....EUR                150           149,591
 Salomon, Inc.:
  0.00%, 11/28/00 (c) .................       85            81,354
  1.00%, 03/16/00 .....................       85            88,765
 Silgan Holdings, Inc.,
  13.25%, 07/15/06 ....................        1             1,090
 TTB Finance Cayman, Ltd.,
  7.09%, 03/18/07 (e), (f) ............      486           451,980
 United States Treasury Notes,
  7.50%, 05/15/02 .....................    2,010         2,063,386
 United States Treasury Strips,
  0.00%, 02/15/07 .....................      250           156,350
 Viatel, Inc.,
  11.50%, 03/15/09 ....EUR                   350           356,098
 ZSC Specialty Chemical PLC,
  11.00%, 07/01/09 (c) ....USD               200           207,500
                                                        ----------
 TOTAL UNITED STATES ..................                 20,033,482
                                                        ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------




                                              PRINCIPAL
                                               AMOUNT
 DESCRIPTION                                    (000)           VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
TOTAL CURRENCY DENOMINATED BONDS
  (Identified cost $68,259,921).............               $ 69,528,275
                                                           ------------
DISCOUNT NOTES--7.1%
 Federal Farm Credit Bank,
  5.48%, 01/21/00 ..........................  $     100          99,696
 Federal Home Loan Bank:
  4.84%, 05/11/00 ..........................        167         164,059
  5.23%, 01/26/00 ..........................        100          99,637
  5.40%, 02/09/00 ..........................        285         283,333
  5.43%, 02/09/00 ..........................        100          99,412
  5.45%, 02/09/00 ..........................        100          99,409
  5.46%, 02/11/00 ..........................        100          99,378
  5.48%, 02/04/00 ..........................        200         198,965
  5.50%, 02/23/00 ..........................        100          99,190
  5.52%, 02/23/00 ..........................        159         157,708
  5.52%, 03/03/00 ..........................        105         104,002
  5.53%, 01/21/00 ..........................        100          99,693
  5.53%, 02/18/00 ..........................        110         109,189
  5.54%, 05/03/00 ..........................        130         127,539
  5.55%, 04/24/00 ..........................        150         147,364
  5.56%, 01/26/00 ..........................        140         139,459
  5.56%, 09/20/00 ..........................        100          95,938
  5.59%, 03/03/00 ..........................        100          99,037
  5.60%, 10/20/00 ..........................        100          95,442
  5.61%, 03/01/00 ..........................        100          99,065
  5.75%, 03/20/00 ..........................        180         177,729
  5.77%, 12/22/00 ..........................        100          94,294
 Federal Home Loan Mortgage Corp.:
  5.51%, 11/13/00 ..........................        100          95,148
  5.56%, 03/02/00 ..........................         80          79,246
  5.63%, 03/14/00 ..........................        125         123,573
  5.70%, 01/31/00 ..........................        100          99,525
  5.76%, 03/27/00 ..........................         75          73,968

                                              PRINCIPAL
                                               AMOUNT
 DESCRIPTION                                    (000)           VALUE
--------------------------------------------------------------------------------
 Federal National Mortgage Association:
  5.20%, 07/07/00 ..........................  $     100    $     97,284
  5.47%, 05/11/00 ..........................         98          96,049
  5.48%, 02/10/00 ..........................        232         230,587
  5.48%, 04/12/00 ..........................        145         142,749
  5.50%, 01/26/00 ..........................        100          99,618
  5.51%, 04/06/00 ..........................         46          45,324
  5.53%, 01/24/00 ..........................        130         129,541
  5.53%, 02/17/00 ..........................        203         201,534
  5.53%, 04/13/00 ..........................         65          63,972
  5.54%, 05/04/00 ..........................        100          98,092
  5.56%, 07/17/00 ..........................        213         206,487
  5.60%, 03/09/00 ..........................        120         118,731
  5.60%, 06/01/00 ..........................        100          97,635
  5.61%, 02/14/00 ..........................         75          74,486
  5.64%, 03/02/00 ..........................        180         178,281
  5.72%, 03/16/00 ..........................        203         200,581
  5.725%, 02/17/00 .........................        100          99,253
  5.77%, 03/16/00 ..........................        100          98,798
                                                           ------------
TOTAL DISCOUNT NOTES
  (Identified cost $5,540,000)..............                  5,540,000
                                                           ------------
REPURCHASE AGREEMENT--2.2%
 State Street Bank and Trust Company,
  3.00%, 01/03/00,  (Dated 12/31/99,
  collateralized by $1,655,000 United
  States Treasury Note, 7.50%, 05/15/02,
  with a value of $1,714,994) (Identified
  cost $1,678,000) (f) .....................     1,678       1,678,000
                                                           ------------
TOTAL INVESTMENTS
 (Identified cost $75,477,921) (b)..........       98.8%   $ 76,746,275
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES ..............................        1.2         907,612
                                             ----------    ------------
NET ASSETS .................................      100.0%   $ 77,653,887
                                             ==========    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)

Forward Foreign Currency Contracts open at December 31, 1999:



                                                            U.S. $ Cost         U.S. $
  Foreign Currency      Expiration         Foreign        on Origination       Current        Unrealized       Unrealized
 Purchase Contracts        Date           Currency             Date             Value        Appreciation     Depreciation
--------------------   ------------   ----------------   ----------------   -------------   --------------   -------------
           ARS             1/3/00            120,582        $   116,000      $   120,546       $  4,546       $       --
           ARS            1/19/00             22,200             21,000           22,155          1,155               --
           ARS            1/21/00            452,981            431,000          451,942         20,942               --
           ARS             2/3/00             48,714             46,000           48,534          2,534               --
           ARS             2/4/00            132,750            125,000          132,247          7,247               --
           ARS             2/9/00            132,625            125,000          132,044          7,044               --
           ARS            4/25/00            156,975            150,000          155,068          5,068               --
           ARS            4/26/00             31,170             30,000           30,788            788               --
          AUD             1/21/00          1,620,549          1,056,173        1,064,259          8,086               --
           BRL            1/24/00            165,825             90,000           91,936          1,936               --
           BRL            1/31/00             96,820             47,000           53,551          6,551               --
           BRL            2/14/00            158,160             80,000           87,040          7,040               --
           BRL             6/5/00             81,340             40,000           43,126          3,126               --
          CAD             1/21/00          3,810,268          2,601,428        2,640,906         39,478               --
          CHF             1/21/00            910,295            599,367          573,195             --           26,172
           CLP            1/26/00         76,055,000            140,000          143,115          3,115               --
           CLP            2/22/00         38,290,000             70,000           71,744          1,744               --
           CLP            2/29/00         42,000,000             76,004           78,599          2,595               --
           CLP            3/10/00         27,325,000             50,000           51,047          1,047               --
          CNY             2/28/00          1,423,665            170,000          171,007          1,007               --
          CNY              3/3/00            695,729             83,000           83,545            545               --
          COP             1/11/00         95,150,000             50,000           50,366            366               --
          COP             1/31/00        253,125,000            125,000          132,874          7,874               --
          COP              2/7/00        239,568,000            124,000          125,519          1,519               --
          COP              3/2/00        127,465,000             65,000           66,355          1,355               --
          CZK             2/14/00            730,000             20,639           20,403             --              236
          CZK             2/18/00          3,368,736             96,000           94,160             --            1,840
          CZK              6/7/00          2,121,518             59,090           59,428            338               --
          CZK             7/17/00          2,290,000             62,860           64,202          1,342               --
          DKK             1/21/00         16,617,275          2,323,058        2,252,080             --           70,978
          EUR             1/21/00         33,125,982         34,919,276       33,421,023             --        1,498,253
          EUR             1/21/00            534,919            539,000          539,683            683               --
          GBP             1/21/00          2,753,595          4,513,793        4,448,350             --           65,443
          GBP             1/21/00            402,052            646,534          649,502          2,968               --
          GRD              3/3/00         32,552,000            104,000           98,795             --            5,205
          HUF             2/16/00         83,357,451            332,473          326,547             --            5,926
          HUF             2/18/00         25,904,700            103,112          101,434             --            1,678
          HUF             2/22/00         22,276,370             89,212           87,147             --            2,065
           IDR            1/24/00        603,400,000             80,000           86,149          6,149               --
           IDR            1/25/00        458,100,000             60,000           65,398          5,398               --
           IDR            2/15/00        698,571,000             98,926           99,516            590               --
           IDR             3/3/00        110,550,000             15,000           15,721            721               --
           IDR            3/20/00        475,901,000             67,000           67,557            557               --
           ILS            5/18/00          1,190,000            271,627          281,490          9,863               --
           INR            1/13/00          4,171,200             95,000           95,336            336               --
           INR            2/29/00          3,349,200             90,000           89,843             --              157
           INR            3/13/00          5,348,480            122,000          121,475             --              525
           JPY            1/21/00      1,657,945,399         15,683,503       16,284,547        601,044               --
           JPY            1/21/00          3,532,460             34,700           34,696             --                4
           KES            3/24/00          2,905,500             39,000           38,554             --              446

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)


                                                          U.S. $ Cost         U.S. $
  Foreign Currency      Expiration        Foreign       on Origination        Current        Unrealized       Unrealized
 Purchase Contracts        Date          Currency            Date              Value        Appreciation     Depreciation
--------------------   ------------   --------------   ----------------   --------------   --------------   -------------
         KES              3/27/00        1,868,750        $    25,000      $    24,771        $      --      $      229
         KRW              1/26/00      303,005,000            250,000          267,672           17,672              --
         KRW               3/3/00       95,058,500             82,000           83,974            1,974              --
         KRW               3/9/00       74,425,000             65,000           65,746              746              --
         MXN               1/6/00          702,903             69,000           73,893            4,893              --
         MXN               4/6/00          473,800             46,000           48,269            2,269              --
         MXN              4/25/00        2,470,000            235,685          249,709           14,024              --
         MXN              5/17/00        3,150,000            313,714          315,888            2,174              --
         MXN              5/30/00          310,000             30,955           30,942               --              13
         MXN              10/3/00          460,680             44,000           44,047               47              --
         MXN             12/29/00        1,285,147            119,000          119,437              437              --
         PEN               2/8/00          187,500             52,448           52,777              329              --
         PEN               2/9/00          232,245             65,000           65,349              349              --
         PEN              2/18/00          393,173            110,000          110,290              290              --
         PHP              2/10/00        5,538,000            130,000          136,602            6,602              --
         PHP              2/11/00       15,258,080            376,000          376,332              332              --
         PHP              3/10/00        1,680,000             40,000           41,350            1,350              --
         PHP               4/5/00        1,246,800             30,000           30,595              595              --
         PHP              4/13/00        7,201,250            175,000          176,282            1,282              --
         PLN               2/8/00          178,227             40,241           42,522            2,281              --
         PLN              2/10/00           72,779             16,697           17,354              657              --
         PLN               5/4/00          442,131             99,244          102,997            3,753              --
         PLN               5/5/00          574,040            127,000          133,688            6,688              --
         PLN              7/13/00          932,256            213,112          213,081               --              31
         PLN             10/12/00          369,359             83,002           82,750               --             252
         PLN             10/31/00          248,076             54,000           55,350            1,350              --
         SEK              1/21/00       11,286,303          1,350,100        1,328,262               --          21,838
         SKK              1/18/00        3,984,484             93,709           94,072              363              --
         SKK              1/31/00        2,231,090             50,764           52,544            1,780              --
         SKK               2/8/00        2,451,680             58,069           57,618               --             451
         SKK              2/14/00        2,093,850             49,302           49,132               --             170
         SKK              2/16/00          659,550             15,000           15,468              468              --
         SKK              3/20/00        3,071,752             71,887           71,493               --             394
         SKK              3/21/00        5,611,070            131,315          130,567               --             748
         SKK              3/22/00        1,128,062             26,364           26,244               --             120
         SKK             11/20/00        2,982,455             67,067           66,385               --             682
         THB              1/19/00        7,071,000            183,424          187,673            4,249              --
         THB              1/20/00        4,923,100            130,000          130,663              663              --
         THB              2/17/00        2,431,800             63,000           64,523            1,523              --
         THB              3/17/00        2,008,760             52,000           53,292            1,292              --
         THB              3/21/00        3,231,275             85,000           85,724              724              --
                                                          -----------      -----------        ---------      ----------
                                                          $72,295,874      $71,439,871        $ 847,853      $1,703,856
                                                          -----------      -----------        ---------      ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)

                                                       U.S. $ Cost        U.S. $
 Foreign Currency    Expiration        Foreign       on Origination       Current       Unrealized      Unrealized
  Sale Contracts        Date          Currency            Date             Value       Appreciation    Depreciation
------------------  ------------  ----------------  ----------------  --------------  --------------  -------------
        ARS             1/3/00           120,582       $   118,450     $   120,546      $       --     $    2,096
        ARS            1/18/00           145,682           145,000         145,405              --            405
        ARS            1/19/00            22,200            22,143          22,155              --             12
        ARS            1/21/00           125,188           125,000         124,900             100             --
        ARS             2/3/00            48,714            48,520          48,534              --             14
        ARS             2/4/00           132,751           131,811         132,248              --            437
        ARS             2/9/00           132,625           132,005         132,044              --             39
        ARS            4/26/00            31,170            30,825          30,788              37             --
        AUD            1/21/00         1,310,219           855,344         860,457              --          5,113
        CAD            1/21/00           922,885           630,000         639,654              --          9,654
        CHF            1/21/00           134,615            85,000          84,764             236             --
        COP            1/11/00        95,150,000            50,105          50,366              --            261
        COP            1/11/00       118,251,000            63,000          62,594             406             --
        COP            1/31/00        22,600,000            11,953          11,864              89             --
        COP             2/7/00        96,568,000            50,454          50,596              --            142
        DKK            1/21/00        52,196,712         7,349,545       7,074,032         275,513             --
        EUR            1/18/00            90,567            93,708          91,353           2,355             --
        EUR            1/21/00        18,219,178        19,055,917      18,381,450         674,467             --
        EUR            1/21/00           434,330           436,539         438,198              --          1,659
        EUR            1/31/00            47,000            50,765          47,454           3,311             --
        EUR             2/8/00            54,774            58,069          55,338           2,731             --
        EUR            2/14/00            47,000            49,302          47,507           1,795             --
        EUR            3/20/00            71,039            71,888          71,989              --            101
        EUR            3/21/00           129,765           131,315         131,508              --            193
        EUR            3/22/00            26,000            26,364          26,351              13             --
        EUR             6/7/00            58,246            59,090          59,351              --            261
        EUR           11/20/00            62,908            67,066          64,818           2,248             --
        GBP            1/21/00         4,918,689         8,057,292       7,945,993         111,299             --
        GBP            1/21/00           408,269           657,429         659,546              --          2,117
        GRD            2/14/00        66,282,613           210,003         207,547           2,456             --
        GRD            2/24/00        35,607,600           108,000         108,137              --            137
        HUF            2/16/00        12,500,000            48,924          48,968              --             44
        ILS            5/18/00           460,000           105,485         108,811              --          3,326
        JPY            1/11/00         5,276,500            50,000          51,740              --          1,740
        JPY            1/21/00     1,168,438,874        10,954,066      11,476,553              --        522,487
        JPY            1/21/00       203,425,042         2,000,293       1,998,066           2,227             --
        MXN             1/6/00           702,903            73,610          73,893              --            283
        MXN            4/25/00           870,000            86,848          87,954              --          1,106
        MXN            5/17/00         2,150,000           215,593         215,606              --             13
        MXN            5/30/00           310,000            30,933          30,942              --              9
        PHP            2/10/00         5,538,000           139,721         136,602           3,119             --
        PHP            2/11/00         1,605,000            39,127          39,586              --            459
        PHP            4/13/00         4,559,500           110,000         111,614              --          1,614
        PLN             2/7/00           489,255           112,343         116,762              --          4,419
        PLN             2/8/00           329,726            76,428          78,667              --          2,239
        PLN            2/16/00           225,000            52,204          53,554              --          1,350
        SEK            1/21/00        22,763,827         2,790,098       2,679,029         111,069             --
        THB            1/19/00         7,071,000           191,626         187,673           3,953             --
        THB            1/20/00         4,923,100           133,418         130,663           2,755             --
                                                       -----------     -----------      ----------     ----------
                                                       $56,192,619     $55,554,170      $1,200,179     $  561,730
                                                       -----------     -----------      ----------     ----------
  Gross unrealized appreciation/depreciation from Forward Foreign                       $2,048,032     $2,265,586
  Currency Contracts                                                                    ==========     ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------



                                         PRINCIPAL
                                           AMOUNT
DESCRIPTION                               (000) (H)           VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
CURRENCY DENOMINATED BONDS--74.6%
ARGENTINA--0.6%
 Mastellone Hermanos SA,
  11.75%, 04/01/08 ....USD                      456       $   369,360
 Republic of Argentina:
  2.868%, 04/01/01 ..................         2,275           919,233
  6.812%, 03/31/05 (e) ..............           704           640,640
                                                          -----------
 TOTAL ARGENTINA ....................                       1,929,233
                                                          -----------
AUSTRALIA--1.3%
 Credit Foncier,
  8.50%, 09/09/02 ...................         6,000         4,065,049
                                                          -----------
BULGARIA--0.2%
 Republic of Bulgaria,
  6.50%, 07/28/24     USD                       825           661,072
                                                          -----------
CANADA--1.1%
 Argos Funding Trust,
  5.963%, 02/27/06 ..................         1,000           674,749
 Dynacare, Inc.,
  10.75%, 01/15/06 ....USD                    1,087         1,054,390
 Molson Breweries Company, Ltd.,
  6.00%, 06/02/08 (c) ...............           629           411,405
 Worldwide Fiber, Inc.,
  12.00%, 08/01/09 (c) ....USD                1,320         1,372,800
                                                          -----------
 TOTAL CANADA .......................                       3,513,344
                                                          -----------
DENMARK--4.8%
 Danske Kredit,
  6.00%, 10/01/29 ...................           152            19,158
 Kingdom of Denmark,
  5.00%, 08/15/05 (f) ...............        34,286         4,568,744
 Nykredit AS,
  6.00%, 10/01/29 (f) ...............        26,526         3,340,476
 Unikredit Realkredit,
  7.00%, 10/01/29 (f) ...............        57,428         7,665,720
                                                          -----------
 TOTAL DENMARK ......................                      15,594,098
                                                          -----------
GERMANY--5.8%
 Autobahn Tank & Rast,
  6.00%, 10/16/00 ....EUR                    1,833            952,583
 Core Dem,
  07/05/15 (f) ....EUR                       2,400          1,224,499
 Euro Credit Card,
  5.50%, 06/18/08 (f) ...............        2,570          1,256,452
 Federal Republic of Germany:
  6.00%, 09/15/03 ....EUR                   11,260         11,810,078
  6.00%, 07/04/07 (f) ....EUR                3,160          3,328,062
                                                          -----------
 TOTAL GERMANY ......................                      18,571,674
                                                          -----------

                                          PRINCIPAL
                                           AMOUNT
DESCRIPTION                               (000) (H)           VALUE
---------------------------------------------------------------------------------
GREECE--1.4%
 Republic of Greece:
  6.50%, 01/11/14 ...................     542,600         $ 1,640,053
  8.90%, 04/01/03 ...................     110,000             358,498
  9.80%, 03/21/00 ...................     109,500             333,713
 Republic of Hellenic:
  10.80%, 06/30/00 ..................     110,000             339,030
  10.38%, 08/14/03 (e), (f) .........     605,000           1,895,125
                                                          -----------
 TOTAL GREECE .......................                       4,566,419
                                                          -----------
HUNGARY--0.3%
 Republic of Hungary,
  13.50%, 11/24/01 ..................     221,200             890,020
                                                          -----------
INDONESIA--0.0%
 Polysindo,
  0.00%, 04/26/03 (i) ...............  5,000,000               35,778
 PT Polysindo Eka Perkasa,
  10.00%, 03/16/00 ....USD                   194                9,709
                                                          -----------
 TOTAL INDONESIA ....................                          45,487
                                                          -----------
IRELAND--0.4%
 Esat Telecom Group PLC:
  11.875%, 12/01/08 (f) ....USD              700              780,500
  11.875%, 11/01/09 ....EUR                   90              102,865
 Helaba Finance BV,
  7.375%, 12/30/02 ....GBP                   142              230,978
                                                          -----------
 TOTAL IRELAND ......................                       1,114,343
                                                          -----------
ITALY--1.1%
 Films PLC,
  3.698%, 03/31/05 (e), (f) ....EUR    5,200,000            2,515,943
 Societa Sportiva Lazio SpA,
  4.553%, 10/15/07 (e) ..............  1,760,043              888,192
                                                          -----------
 TOTAL ITALY ........................                       3,404,135
                                                          -----------
JAPAN--1.3%
 Export-Import Bank of Japan,
  8.00%, 06/04/00 ....USD                     26               26,059
 Nippon Credit Bank, Ltd.,
  1.80%, 07/27/00 (f) ...............    140,000            1,377,665
 Spires, Ltd.,
  2.48%, 01/23/02 (f) ...............    286,282            2,872,067
                                                          -----------
 TOTAL JAPAN ........................                       4,275,791
                                                          -----------
KOREA--0.1%
 Republic of South Korea,
  8.875%, 04/15/08 ....USD                   265              278,833
                                                          -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT
DESCRIPTION                                 (000) (H)      VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
LUXEMBOURG--0.2%
 Carrier1 International SA,
  13.25%, 02/15/09 ....EUR                      100     $ 106,527
 PSI Net, Inc.,
  11.00%, 08/01/09 ....EUR                      325       333,937
 PTC International Finance II SA,
  11.25%, 12/01/09 ....EUR                      160       166,011
                                                        ---------
TOTAL LUXEMBOURG ..................                       606,475
                                                        ---------
MEXICO--0.6%
 United Mexican States:
  6.25%, 12/31/19 (e) ....USD                   750       590,625
  6.902%, 12/31/19 (e) ....USD                  250       234,075
  6.932%, 12/31/19 (e) ....USD                  500       468,150
  6.942%, 12/31/19 (e) ....USD                  750       702,225
                                                        ---------
TOTAL MEXICO ......................                     1,995,075
                                                        ---------
MOROCCO--0.2%
 Morocco Restructuring &
  Consolidation Agreement,
  5.906%, 01/01/09 (e) ....USD                  777       703,320
                                                        ---------
NETHERLANDS--0.8%
  Cellco Finance NV:
  12.75%, 08/01/05 (c) ....USD                  150       155,437
  15.00%, 08/01/05 ....USD                      360       391,500
 Global TeleSystems Group, Inc.,
  10.50%, 12/01/06 (c) ....EUR                  210       214,717
 Kappa Beheer BV,
  10.625%, 07/15/09 ....EUR                     215       228,492
 Netia Holdings BV,
  13.50%, 06/15/09 (c) ....EUR                   40        41,452
 Pannon Finance BV,
  7.75%, 08/03/04 (c) ....EUR                   550       559,583
 Tele1 Europe BV:
  11.875%, 12/01/09 ....EUR                     350       356,098
  13.00%, 05/15/09 (c) ....EUR                   75        79,329
 United Pan-Europe
  Communications NV,
  10.875%, 11/01/07 (c) ....EUR                 350       363,149
 Versatel Telecom International NV,
  11.875%, 07/15/09 ....EUR                     180       191,296
                                                        ---------
TOTAL NETHERLANDS .................                     2,581,053
                                                        ---------
PANAMA--0.1%
 Republic of Panama,
  4.25%, 07/17/14 (e), (f) ....USD              450       352,125
                                                        ---------

                                        PRINCIPAL
                                          AMOUNT
DESCRIPTION                              (000) (H)        VALUE
--------------------------------------------------------------------------------
PERU--0.9%
 Peru Central Bank:
  0.00%, 01/24/00 .................         1,333       $ 385,444
 0.00%, 02/17/00 ..................           650         186,290
  0.00%, 02/18/00 .................         1,000         287,468
 0.00%, 02/21/00 ..................         2,921         838,435
  17.25%, 02/21/00 ................           900         258,374
 Republic of Peru:
  3.75%, 03/07/17     USD                     500         309,400
  4.50%, 03/07/17     USD                     125          86,563
  6.812%, 03/08/27     USD                    760         558,600
                                                        ---------
TOTAL PERU ........................                     2,910,574
                                                        ---------
PHILIPPINES--0.4%
 National Power Corp.,
  9.625%, 05/15/28     USD                  1,485       1,338,390
                                                        ---------
POLAND--0.1%
 Government of Poland,
  12.00%, 06/12/02 ................         1,300         301,814
                                                        ---------
SOUTH AFRICA--1.0%
 Government of Namibia:
  12.00%, 04/15/02 ................         1,460         229,397
  12.00%, 04/15/05 ................         1,460         213,302
 Lesotho Highlands Water:
  12.50%, 04/15/02 ................         6,760       1,082,887
  13.00%, 09/15/10 ................         2,600         394,668
 Republic of South Africa,
  12.00%, 02/28/05 ................         2,680         416,410
 South African Roads,
  11.50%, 09/30/05 ................           975         144,478
 Trans Caledon Tunnel,
  12.00%, 12/01/05 ................         5,700         860,890
                                                        ---------
TOTAL SOUTH AFRICA ................                     3,342,032
                                                        ---------
SWEDEN--1.0%
 AB Spintab,
  7.50%, 06/15/04 (f) .............       12,900        1,597,908
 Stadshypotek AB,
  3.50%, 09/15/04 (f) .............       16,000        1,692,138
                                                        ---------
TOTAL SWEDEN ......................                     3,290,046
                                                        ---------
THAILAND--0.0%
 Finance One PLC:
  1.00%, 08/28/97 (d) .............       10,000                0
  1.00%, 10/15/97 (d) .............       10,000                0
                                                        ---------
TOTAL THAILAND ....................                             0
                                                        ---------
TURKEY--0.9%
 Rabobank TRL Weekly Request 2,
  1.00%, 12/18/00 ................. 1,588,979           2,975,235
                                                        ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                         PRINCIPAL
                                           AMOUNT
DESCRIPTION                              (000) (H)            VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
UNITED KINGDOM--3.2%
 Birmingham Midshires Building
  Society,
  9.125%, 01/05/06 (f) ..............       900           $1,579,885
 Coca Cola Enterprises,
  6.75%, 03/12/08 (f) ...............       778            1,240,806
 Colt Telecom Group PLC:
  7.625%, 12/15/09 (c) ....EUR              350              350,810
  8.875%, 11/30/07 (f) ....DEM              950              512,507
 Dolphin Telecommunications Group,
  0.00%, 06/01/08 ....EUR                   780              385,767
 Energis PLC,
  9.50%, 06/15/09 ...................       325              556,471
 Hurst Group PLC,
  11.125%, 08/06/08 (c) .............        90              145,377
 Jazztel PLC,
  13.25%, 12/15/09 (c) ....EUR              435              440,388
 Landwirtschaftliche Rentenbank,
  6.375%, 03/09/05 (f) ..............     1,829            2,881,470
 Luxfer Holdings Plc,
  10.125%, 05/01/09 .................       105              162,398
 Merrill Lynch & Company, Inc.,
  7.375%, 12/17/07 (f) ..............       575              943,287
 Polestar Corp.,
  10.50%, 05/30/08 ..................        80              123,745
 Telewest Communications PLC:
  0.00%, 04/15/09 (c), (e) ..........       125              128,214
 0.00%, 04/15/09 (e) ................        20               20,030
 TM Group Holdings PLC,
  12.25%, 05/15/08 ..................        95              152,377
 West Coast Train Finance,
  6.00%, 03/31/15 ...................       280              408,865
 ZSC Specialty Chemical PLC,
  11.00%, 07/01/09 (c) ....USD              150              155,625
                                                          ----------
TOTAL UNITED KINGDOM ................                     10,188,022
                                                          ----------
UNITED STATES--46.8%
 Adelphia Communications Corp.,
  9.375%, 11/15/09 (f) ..............      940               921,200
 Advantica Restaurant Group, Inc.,
  11.25%, 01/15/08 ..................      600               453,000
 Agrilink Foods, Inc.,
  11.875%, 11/01/08 (f) .............      770               773,850
 AirGate PCS, Inc.,
  0.00%, 10/01/09 (e) ...............      675               374,625
 Airtouch Communications, Inc.,
  5.50%, 07/24/08 (f) ....DEM            3,090             1,514,554
 Allied Waste Industries, Inc.,
  10.00%, 08/01/09 (c), (f) .........    1,230             1,097,775

                                     PRINCIPAL
                                       AMOUNT
DESCRIPTION                           (000) (H)             VALUE
--------------------------------------------------------------------------------
 Amatek Industries Pty, Ltd.,
  12.00%, 02/15/08 ..................   1,500             $1,425,000
 American Restaurant Group, Inc.,
  11.50%, 02/15/03 (f) ..............   1,010                777,700
 AMSC Acquisition, Inc.,
  12.25%, 04/01/08 (f) ..............   1,055                824,219
 Amtrol, Inc.,
  10.625%, 12/31/06 (f) .............   1,025              1,008,344
 ARCO Chemical Co.,
  9.80%, 02/01/20 ...................     130                130,039
 ASAT Finance LLC,
  12.50%, 11/01/06 (c) ..............     700                752,500
 Asset Securitization Corp.:
  Series 1997-D5, Class C
  1.599%, 02/14/41 (e) ..............  12,783              1,092,586
  Series 1996-D2, Class ACS2
  1.488%, 02/28/26 (e) ..............   7,035                513,335
 Atlas Air, Inc.,
  9.25%, 04/15/08 ...................     150                143,250
 Budget Group, Inc.,
  9.125%, 04/01/06 (f) ..............   1,740              1,618,200
 Buhrmann US, Inc.,
  12.25%, 11/01/09 (c), (f) .........   1,105              1,147,819
 Building One Services Corp.,
  10.50%, 05/01/09 (f) ..............     740                710,400
 Catastophe Reinsurance,
  9.77%, 06/01/00 ...................     300                302,466
 CB ARS Linked Deposit,
  0.00%, 04/17/00 ...................   1,660              1,717,104
 Charter Communications
  Holdings LLC,
  8.625%, 04/01/09 (f) ..............   1,500              1,385,625
 Chase Credit Card Master Trust,
  5.00%, 08/15/08 (f)     DEM           3,280              1,578,034
 Chesapeake Energy Corp., Series B
  9.625%, 05/01/05 ..................     530                503,500
 ChipPAC International Ltd.,
  12.75%, 08/01/09 (c), (f) .........     935                970,062
 Citibank Time Deposit,
  0.00%, 01/19/00 ...................     100                100,690
 Citibank ARS,
  0.00%, 02/16/00 ...................   1,170              1,175,382
 Citibank CRC Linked Note,
  15.875%, 03/20/00 .................     435                436,305
 Citibank CRC Time Deposit:
  0.00%, 01/18/00 ...................     215                219,343
  0.00%, 01/26/00 ...................     235                238,948
  0.00%, 02/10/00 ...................     810                822,636
  4.50%, 08/25/04 ...................   1,060              1,033,034

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                (000) (H)             VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Citibank Credit Card Master Trust,
  5.75%, 07/16/07 (f) ....DEM               2,100             $1,078,846
 Citibank MXN Linked Deposit,
  0.00%, 12/03/01 .......................     815                824,943
 Citibank PEN Time Deposit,
  0.00%, 01/24/00 .......................     350                349,685
 Citibank SVC Time Deposit:
  0.00%, 01/25/00 .......................     320                325,568
  0.00%, 01/26/00 .......................     620                630,788
  0.00%, 02/15/00 .......................     660                667,392
  0.00%, 02/22/00 .......................     160                160,864
  0.00%, 02/28/00 .......................      77                 77,547
 Citicorp,
  5.50%, 06/30/10 ....DEM                   3,180              1,499,623
 Coaxial Communications Central
  Ohio LLC,
  10.00%, 08/15/06 (f) ..................   1,329              1,302,420
 Comstock Resources, Inc.,
  11.25%, 05/01/07 (f) ..................   1,010              1,032,725
 Concentric Network Corp.,
  12.75%, 12/15/07 ......................     365                384,163
 Countrywide Home Loan,
  5.25%, 12/15/05 (f) ....DEM               3,160              1,568,314
 Courtyard by Marriott II, Ltd.,
  Series B 10.75%, 02/01/08 (f) .........   1,610              1,581,825
 Credit Suisse First Boston Mortgage,
  Series 1998-C2 Class AX
  1.22%, 06/15/23 (f), (j) .............. 35,476               1,984,459
 CSFB TRL Weekly Reset 1,
  0.00%, 09/14/00 .......................  2,778               2,810,783
 CSFB TRL Weekly Reset 2,
  1.00%, 11/06/00 .......................    374                 372,980
 CSFB TRL Weekly Reset 4,
  0.99%, 12/04/00 .......................     60                  60,101
 Dade International, Inc.,
  11.125%, 05/01/06 (f) .................    730                 715,400
 Dictaphone Corp.,
  11.75%, 08/01/05 (f) ..................  1,299                 961,260
 Dura Operating Corp.,
  9.00%, 05/01/09 (f) ...................  1,250               1,175,000
 Exide Corp.,
  2.90%, 12/15/05 (c) ...................    230                 120,750
 Exodus Communications, Inc.,
  10.75%, 12/15/09 (c) ....EUR               185                 190,553
 Fairchild Semiconductor Corp.,
  10.375%, 10/01/07 (f) .................    675                 690,188

                                        PRINCIPAL
                                         AMOUNT
DESCRIPTION                             (000) (H)                VALUE
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
  6.50%, TBA ............................  3,585              $3,477,450
  7.00%, 07/01/26 .......................  8,266               2,627,325
  7.00%, 04/01/27 .......................  4,312               1,375,423
  7.50%, TBA ............................  3,250               3,212,398
  8.00%, TBA ............................  2,290               2,305,022
 Federal National Mortgage
  Association Series 284 Class 2:
  7.50%, 07/01/27 .......................  8,101               2,555,880
  8.00%, 06/01/12 .......................    688                 699,613
  8.00%, 12/01/12 .......................  1,415               1,438,450
 First Union Commercial Mortgage Trust,
  5.73%, 01/15/08 (f) ...................  6,227               5,868,291
 First USA Trust, Series 1998-1
  6.50%, 01/18/06 (c), (f) ..............  1,600               1,544,496
 Fleming Companies, Inc., Series B
  10.50%, 12/01/04 ......................    430                 397,750
 Foamex L.P.,
  9.875%, 06/15/07 (f) ..................    175                 145,250
 Ford Motor Credit Corp.,
  5.25%, 06/16/08 (f) ....EUR              2,157               1,055,136
 Frank's Nursery & Crafts, Inc.,
  10.25%, 03/01/08 ......................  1,000                 680,000
 Frontier Oil Corp.,
  11.75%, 11/15/09 ......................    265                 261,025
 G3 Mortgage Reinsurance Ltd.,
  8.44375%, 05/25/08 (c), (e) ...........  1,500               1,380,234
 Geo Specialty Chemicals, Inc.,
  10.125%, 08/01/08 (f) .................  1,145               1,053,400
 Globix Corp.,
  13.00%, 05/01/05 (f) ..................    790                 797,900
 Go Outdoor Systems Holdings,
  10.50%, 07/15/09 (c) ..................    595                 633,837
 Gold Eagle Capital Ltd.,
  11.452%, 04/15/01 (c) .................    950                 950,000
 Halyard Re B V,
  10.579%, 04/05/02 (c) .................  1,000               1,000,000
 Headlands Mortgage Securities, Inc.:
  Series 1997-1, Class X1
  0.687%, 03/25/27 (e), (j) ............. 43,072                 553,483
 Series 1997-4, Class X
  1.120%, 11/25/27 (e), (j) ............. 15,742                 339,871
 High Voltage Engineering Corp.,
  10.50%, 08/15/04 (f) ..................    954                 815,670
 Holley Performance Products,
  12.25%, 09/15/07 (c) ..................  1,000                 955,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                      PRINCIPAL
                                       AMOUNT
DESCRIPTION                           (000) (H)              VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Home Interiors & Gifts, Inc.,
  10.125%, 06/01/08 .................   1,250             $1,062,500
 Household Finance Corp.,
  5.25%, 11/23/05 (f) ....DEM             802                401,050
 Huntsman ICI Chemicals, LLC:
  0.00%, 12/31/09 (c) ...............     450                133,313
  10.125%, 07/01/09 ....EUR               225                238,666
 Hyperion Telecommunications, Inc.,
  12.00%, 11/01/07 ..................     420                447,300
 Imasac SA,
  11.00%, 05/02/05 (c) ..............     400                232,000
 Imperial Tobacco Finance PLC,
  6.375%, 09/27/06 ....EUR              1,410              1,402,040
 Interbank AKK Trust,
  Series1995-1, Class 1
  9.00%, 02/28/01 (c) ...............     750                690,000
 Interpool Capital Trust, Series B
  9.875%, 02/15/27 ..................   1,370              1,084,821
 IPC Information Systems, Inc.,
  0.00%, 05/01/08 (e) ...............     925                703,000
 IT Group, Inc., Series B
  11.25%, 04/01/09 ..................   1,225              1,188,250
 ITC Deltacom, Inc.,
  11.00%, 06/01/07 ..................     410                430,500
 J.H. Heafner, Inc.,
  10.00%, 05/15/08 ..................   1,115              1,009,075
 Kelvin 1st Event,
  15.70%, 02/14/03 (c) ..............     300                306,999
 Kelvin 2nd Event,
  8.70%, 02/14/03 (c) ...............     600                594,948
 Level 3 Communications, Inc.,
  9.125%, 05/01/08 ..................   1,025                968,625
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06 ..................     735                741,431
 Loomis Fargo & Co.,
  10.00%, 01/15/04 ..................     484                479,160
 Lyondell Chemical Co.,
  10.875%, 05/01/09 .................   1,210              1,246,300
 Marvel Enterprises, Inc.,
  12.00%, 06/15/09 ..................   1,160              1,067,200
 Masaic, Ltd., Class B
  14.135%, 02/18/00 .................     950                950,465
 Merrill Corporation,
  12.00%, 05/01/09 (c) ..............   1,260              1,228,500
 Merrill Lynch & Company, Inc.,
  5.375%, 01/04/09 (f) ....DEM          3,590              1,734,389

                                     PRINCIPAL
                                      AMOUNT
DESCRIPTION                         (000) (H)                VALUE
--------------------------------------------------------------------------------
 Merrill Lynch Mortgage Investments,
  Inc., Series 1996-C1, Class IO:
  0.581%, 04/25/28 (c), (e) ......... 16,738              $  376,607
  1.561%, 11/21/28 .................. 13,833                 998,618
 Metromedia Fiber Network, Inc.,
  10.00%, 11/15/08 ..................    335                 342,538
 Morgan Guaranty Trust,
  0.00%, 07/31/00 (d) ....THB         10,569                       0
 Morgan Stanley Capital One, Inc.:
  Series 1996-WF1, Class X
  1.513%, 11/15/28 (c), (e) .........  6,128                 329,433
  Series 1997-C1, Class IO
  1.983%, 02/15/20 (e) ..............    475                   2,375
 Series 1998-HF1, Class X
  1.156%, 02/15/18 (e) .............. 19,061               1,027,509
 Namazu Re Ltd.,
  10.606%, 12/02/04 (c) .............  1,000               1,000,000
 Neff Corp.
  10.25%, 06/01/08 ..................  1,350               1,296,000
 NEXTLINK Communications, Inc.,
  10.75%, 06/01/09 ..................    740                 764,050
 North American Capital Corp.,
  8.25%, 11/17/03 (f)     GBP          1,225               2,002,883
 North American Van Lines, Inc.,
  13.375%, 12/01/09 (c) .............  1,440               1,440,000
 NTL Communications Corp.,
  9.25%, 11/15/06 (c)     EUR            375                 373,979
 Pacific Reinsurance,
  9.222%, 05/31/03 ..................  1,340               1,346,700
 Pathmark Stores, Inc.,
  10.75%, 11/01/03 (e) ..............    750                  75,000
 Paxson Communications Corp.,
  11.625%, 10/01/02 .................    865                 893,113
 Penhall International Corp.,
  12.00%, 08/01/06 ..................    610                 619,150
 Penn National Gaming, Inc.,
  10.625%, 12/15/04 .................  1,150               1,184,500
 Pentacon, Inc.,
  12.25%, 04/01/09 ..................    625                 562,500
 Petro Stopping Centers,
  10.50%, 02/01/07 ..................  1,035                 959,962
 Phoenix Color Corp.,
  10.375%, 02/01/09 .................  1,125               1,080,000
 Plains Resources, Inc.,
  10.25%, 03/15/06 (c) ..............  1,060               1,028,200
 Production Resource Group,
  11.50%, 01/15/08 ..................    812                 722,680
 Prudential Financing Corp.,
  Series 1999-C2, Class A1
  6.955%, 06/15/08 ..................  5,183               5,102,761

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                   (000) (H)              VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Prudential Home Mortgage Security:
  Series 1993-5, Class A9
  0.474%, 03/25/00 (e), (j) ................    6,055            $     1,332
  Series 1993-24, Class A7
  0.498%, 07/25/00 (e), (j) ................   28,174                 20,567
  Series 1993-41, Class A5
  0.92%, 10/25/00 (e), (j) .................    9,086                 32,075
 PSI Net, Inc.:
  10.50%, 12/01/06 (c) .....................      320                322,400
  11.00%, 08/01/09 .........................      735                757,050
 Radio Unica Corp.,
  0.00%, 08/01/06 (e) ......................    1,875              1,223,437
 Railworks Corp.,
  11.50%, 04/15/09 .........................    1,500              1,518,750
 RBF Finance Co.:
  11.00%, 03/15/06 .........................      605                644,325
  11.375%, 03/15/09 ........................      550                588,500
 Rent-A-Center, Inc.,
  11.00%, 08/15/08 .........................      525                539,437
 Rhythms Netconnections, Inc.,
  12.75%, 04/15/09 .........................    1,115              1,078,762
 RSL Communications PLC,
  10.50%, 11/15/08 .........................      300                282,000
 Sabreliner Corp.,
  11.00%, 06/15/08 (c) .....................      520                412,100
 Salomon Brothers Structured Note:
  0.00%, 11/28/00 (c) ......................      805                770,465
  7.36%, 06/08/01 (c) ......................      516                507,414
 Salomon, Inc.,
  1.00%, 03/16/00 ..........................      845                882,433
 Samsung Electronics America, Inc.,
  9.75%, 05/01/03 (c), (i) .................      220                226,050
 Station Casinos, Inc.,
  10.125%, 03/15/06 ........................      900                918,000
 Structured Asset Securitization Corp.:
  Series 1996-CFL, Class X1
  1.585%, 02/25/28 (e), (j) ................    3,922                202,276
 Series 1996-CFL, Class X2
  1.097%, 02/25/28 (e), (j) ................    1,855                 37,695
 T/SF Communications Corp.,
  Series B 10.375%, 11/01/07 ...............    1,225              1,176,000
 Teligent, Inc.,
  0.00%, 03/01/08 (e) ......................      800                472,000
 Transdigm Inc.,
  10.375%, 12/01/08 ........................    1,335              1,201,500
 TTB Finance Cayman, Ltd.,
  7.09%, 03/18/07 (e) ......................    1,926              1,791,180
 UCFC Loan Trust,
  8.00%, 09/15/00, (j) .....................    2,304                117,360

                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                   (000) (H)             VALUE
--------------------------------------------------------------------------------
 United Rentals, Inc.,
  9.25%, 01/15/09 ..........................    1,000            $   962,500
 United States Treasury Notes,
  7.50%, 05/15/02 ..........................    2,650              2,720,384
 URS Corp.,
  12.25%, 05/01/09 .........................    1,090              1,117,250
 US Unwired, Inc.,
  0.00%, 11/01/09 (c), (e) .................    1,272                744,120
 Verio, Inc.:
  10.625%, 11/15/09 (c) ....................      325                333,125
  11.25%, 12/01/08 .........................      560                588,000
 Viatel, Inc.:
  0.00%, 04/15/08 (e) ......................      340                212,500
  11.50%, 03/15/09 ....EUR                        800                813,938
 Weight Watchers International, Inc.,
  13.00%, 10/01/09 (c) .....................      800                809,000
 Williams Communications Group, Inc.,
  10.875%, 10/01/09 ........................    1,250              1,307,812
 WRC Media, Inc.,
  12.75%, 11/15/09 (c) .....................    1,070              1,061,975
                                                                 -----------
TOTAL UNITED STATES ........................                     150,713,408
                                                                 -----------
TOTAL CURRENCY DENOMINATED BONDS
  (Identified cost $253,703,640)............                     240,207,067
                                                                 -----------
                                               SHARES
                                              -------
PREFERRED STOCKS--2.4%
MEXICO--0.0%
 United Mexican States rights ..............    8,530                      0
                                                                 -----------
NETHERLANDS--0.0%
 Tele1 Europe BV
  5/15/09 warrants (c) .....................       75                 12,844
                                                                 -----------
UNITED KINGDOM--0.2%
 Ono Finance PLC:
 05/01/09 warrants .........................       90                  9,882
 05/02/09 warrants ......................... 440,000                 465,396
 05/08/09 warrants .........................     350                  38,430
                                                                 -----------
TOTAL UNITED KINGDOM .......................                         513,708
                                                                 -----------
UNITED STATES--2.2%
 Adelphia Communications Corp. (f) .........  18,220               2,077,080
 AirGate PCS, Inc.,
  10/01/09 warrants ........................     900                  78,750
 American Mobile Satellite Corp.,
  04/01/08 warrants (c) ....................   1,385                  55,400
 American Restaurant Group, Inc.
  08/15/08 warrants ........................     220                       2
 American Restaurant Group, Inc. ...........     260                 208,000
 Granite Broadcasting Corp. (f) ............     705                 719,100
 Harborside Healthcare Corp. ...............   1,179                 324,225

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

DESCRIPTION                                         SHARES            VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 High Voltage Engineering Corp. (f) .........         1,646       $ 1,352,601
 Nextel Communications, Inc.,
  Class A ...................................         1,011         1,081,770
 Paxson Communications Corp. ................           118         1,206,550
                                                                  -----------
TOTAL UNITED STATES .........................                       7,103,478
                                                                  -----------
TOTAL PREFERRED STOCKS
  (Identified cost $8,537,100)...............                       7,630,030
                                                                  -----------
                                                  PRINCIPAL
                                                   AMOUNT
                                                    (000)
                                                -------------
COMMERCIAL PAPER--1.4%
 General Electric Capital Corp.,
  5.95%, 01/19/00
  (Identified cost $4,676,047)...............     $   4,690         4,676,047
                                                                  -----------
DISCOUNT NOTES--20.2%
 Federal Farm Credit Bank:
  5.15%, 01/18/00 ...........................           778           776,108
  5.48%, 01/21/00 ...........................           450           448,630
  5.76%, 04/17/00 ...........................           280           275,206
 Federal Home Loan Bank:
  4.75%, 03/03/00 ...........................           900           892,638
  4.84%, 05/11/00 ...........................           405           397,867
  5.23%, 01/26/00 ...........................           851           847,909
  5.40%, 02/09/00 ...........................           206           204,795
  5.43%, 02/09/00 ...........................           360           357,882
  5.45%, 02/09/00 ...........................           770           765,454
  5.45%, 05/17/00 ...........................           946           926,379
  5.46%, 02/11/00 ...........................           700           695,647
  5.465%, 02/11/00 ..........................         2,330         2,315,498
  5.47%, 02/09/00 ...........................         2,100         2,087,556
  5.47%, 02/11/00 ...........................           288           286,206
  5.48%, 02/04/00 ...........................         1,396         1,388,775
  5.50%, 02/23/22 ...........................           900           887,275
  5.52%, 02/23/00 ...........................         1,251         1,240,833
  5.52%, 03/03/00 ...........................           115           113,907
  5.53%, 01/21/00 ...........................           545           543,326
  5.53%, 02/18/00 ...........................           460           456,608
  5.55%, 04/24/00 ...........................           750           736,819
  5.56%, 01/26/00 ...........................           910           906,486
  5.56%, 04/14/00 ...........................           137           134,800
  5.56%, 09/20/00 ...........................           700           671,567
  5.57%, 01/28/00 ...........................           500           497,911

                                         PRINCIPAL
                                          AMOUNT
DESCRIPTION                                (000)        VALUE
-------------------------------------------------------------
  5.60%, 06/09/00 ..................... $ 119       $ 116,038
  5.60%, 10/20/00 .....................   259         247,196
  5.61%, 03/01/00 .....................   796         788,557
  5.75%, 03/20/00 ..................... 1,935       1,910,584
  5.77%, 12/22/00 .....................   804         758,125
  5.79%, 02/23/00 ..................... 1,000         991,476
 Federal Home Loan Mortgage Corp.:
  5.17%, 01/20/00 .....................   167         166,544
  5.49%, 01/20/00 .....................   750         747,827
  5.51%, 01/14/00 .....................   440         439,125
  5.51%, 11/13/00 .....................   620         589,918
  5.53%, 01/14/00 .....................   770         768,463
  5.61%, 01/14/00 ..................... 1,125       1,122,721
  5.63%, 03/14/00 ..................... 1,460       1,443,332
  5.70%, 01/31/00 .....................   700         696,675
  5.76%, 03/27/00 .....................   705         695,299
  5.80%, 02/18/00 .....................   160         158,763
  6.00%, 07/01/29 ..................... 2,530       2,316,101
 Federal National Mortgage Association:
  4.70%, 04/10/00 .....................   170         167,780
  4.73%, 02/04/00 .....................   632         629,177
  5.19%, 01/21/00 ..................... 1,565       1,560,488
  5.20%, 07/07/00 .....................   253         246,130
  5.21%, 04/14/00 .....................   218         214,719
  5.45%, 03/03/00 .....................    85          84,202
  5.47%, 01/19/00 .....................   805         802,798
  5.47%, 05/11/00 .....................   618         605,699
  5.48%, 02/10/00 ..................... 1,706       1,695,612
  5.48%, 04/12/00 .....................   905         890,949
  5.50%, 01/26/00 .....................   675         672,422
  5.51%, 02/07/00 .....................   165         164,066
  5.51%, 02/17/00 .....................   845         838,921
  5.51%, 04/05/00 ..................... 1,400       1,379,644
  5.51%, 04/06/00 .....................   575         566,551
  5.51%, 05/18/00 .....................   235         230,036
  5.53%, 01/24/00 .....................   820         817,103
  5.53%, 04/13/00 .....................   690         679,083
  5.54%, 05/04/00 ..................... 1,560       1,530,232
  5.56%, 02/24/00 .....................   850         842,911
  5.56%, 04/25/00 ..................... 1,200       1,178,686
  5.56%, 05/25/00 ..................... 1,050       1,026,486
  5.57%, 04/17/00 .....................   290         285,199
  5.58%, 01/19/00 .....................   530         528,521
  5.60%, 03/09/00 ..................... 1,200       1,187,306
  5.60%, 06/01/00 .....................   770         751,794
  5.61%, 02/14/00 .....................   570         566,092
  5.63%, 02/17/00 ..................... 2,555       2,536,237

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                  (000)         VALUE
------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
  5.63%, 06/01/00 ....................... $ 531       $    518,377
  5.64%, 03/02/00 ....................... 1,901          1,882,849
  5.70%, 02/22/00 .......................   420            416,542
  5.72%, 03/16/00 ....................... 1,390          1,373,436
  5.73%, 02/17/00 .......................   680            674,917
  5.75%, 03/02/00 .......................   205            203,003
  5.77%, 03/16/00 ....................... 1,111          1,097,645
  5.82%, 06/15/00 .......................    90             87,585
 Morgan Stanley Dean Witter & Co.,
  5.95%, 01/24/00 ....................... 3,500          3,486,695
                                                      ------------
TOTAL DISCOUNT NOTES
  (Identified cost $65,262,379)..........               65,232,719
                                                      ------------
REPURCHASE AGREEMENT--0.9%
 State Street Bank and Trust Company,
  3.00%, 01/03/00,  (dated 12/31/99,
  collateralized by $2,835,000 United States
  Treasury Note, 7.500%, 11/15/01, with a
  value of $2,920,050) (Identified cost
  $2,858,000) (f)........................ 2,858          2,858,000
                                                      ------------
TOTAL INVESTMENTS
  (Identified cost $335,037,166) (b).....  99.5%      $320,603,863
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES ...........................   0.5          1,547,428
                                          -----       ------------
NET ASSETS .............................. 100.0%      $322,151,291
                                          =====       ============














   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)


Forward Foreign Currency Contracts open at December 31, 1999:



                                                            U.S. $ Cost         U.S. $
  Foreign Currency      Expiration         Foreign        on Origination       Current        Unrealized       Unrealized
 Purchase Contracts        Date           Currency             Date             Value        Appreciation     Depreciation
--------------------   ------------   ----------------   ----------------   -------------   --------------   -------------
          ARS              1/3/00          1,090,436        $ 1,049,000      $ 1,090,108       $ 41,108         $     --
          ARS             1/13/00          1,260,000          1,206,897        1,258,364         51,467               --
          ARS             1/19/00            822,442            778,000          820,800         42,800               --
          ARS             1/21/00            175,517            167,000          175,114          8,114               --
          ARS              2/4/00          1,152,270          1,085,000        1,147,908         62,908               --
          ARS              2/9/00          1,167,100          1,100,000        1,161,987         61,987               --
          ARS             4/25/00          1,412,775          1,350,000        1,395,609         45,609               --
          ARS             4/26/00          1,241,605          1,195,000        1,226,398         31,398               --
          ARS             5/22/00            241,815            235,000          238,194          3,194               --
          AUD             1/21/00            677,625            444,000          445,015          1,015               --
          AUD             1/21/00          5,031,866          3,316,000        3,304,564             --           11,436
          BRL             1/24/00          1,289,750            700,000          715,058         15,058               --
          BRL             1/31/00            869,320            422,000          480,819         58,819               --
          BRL             2/14/00          1,522,290            770,000          837,758         67,758               --
          BRL             2/14/00          1,528,663            820,000          838,312         18,312               --
          BRL              6/5/00            819,500            403,000          434,495         31,495               --
          CLP             1/21/00        367,394,500            670,000          691,633         21,633               --
          CLP             1/26/00        440,032,500            810,000          828,025         18,025               --
          CLP              2/2/00         26,440,000             50,000           49,715             --              285
          CLP              2/2/00         38,937,500             70,000           73,213          3,213               --
          CLP             2/14/00        373,320,000            680,000          700,470         20,470               --
          CLP             2/22/00        402,045,000            735,000          753,312         18,312               --
          CLP             3/10/00        199,472,500            365,000          372,644          7,644               --
          CNY             2/22/00          7,104,810            850,000          853,872          3,872               --
          CNY             2/22/00          1,329,856            160,000          159,825             --              175
          CNY             2/28/00          6,992,708            835,000          839,945          4,945               --
          CNY              3/3/00          6,839,892            816,000          821,352          5,352               --
          COP             1/11/00      1,008,590,000            530,000          533,881          3,881               --
          COP             1/26/00        194,800,000            100,000          102,470          2,470               --
          COP             1/31/00      2,972,500,000          1,492,131        1,560,367         68,236               --
          COP              2/7/00      2,430,456,000          1,258,000        1,273,407         15,407               --
          COP              3/2/00        509,860,000            260,000          265,420          5,420               --
          CRC             2/24/00         21,241,500             70,000           70,067             67               --
          CZK             2/14/00         50,472,000          1,426,972        1,410,658             --           16,314
          CZK             2/15/00          1,910,000             54,756           53,384             --            1,372
          CZK             2/22/00          4,873,090            137,133          136,218             --              915
          CZK              6/7/00         27,537,569            766,999          771,389          4,390               --
          CZK             7/17/00          9,200,000            252,539          257,929          5,390               --
          DKK             1/21/00         30,977,576          4,497,980        4,198,279             --          299,701
          EUR             1/21/00         10,031,014         10,413,994       10,120,357             --          293,637
          GBP             1/21/00          5,623,545          9,236,843        9,084,666             --          152,177
          GBP             1/21/00          1,337,542          2,150,893        2,160,758          9,865               --
          GRD             2/14/00        246,236,439            757,534          748,443             --            9,091
          GRD             2/16/00        280,000,000            888,409          850,921             --           37,488
          GRD             2/24/00        106,112,127            329,081          322,252             --            6,829
          GRD              3/3/00         86,612,963            268,897          262,869             --            6,028
          HUF              2/9/00         60,199,390            241,000          236,203             --            4,797
          HUF             2/14/00        141,681,150            566,543          555,278             --           11,265
          HUF             2/15/00        389,525,455          1,557,977        1,526,285             --           31,692

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)



                                                            U.S. $ Cost         U.S. $
  Foreign Currency      Expiration         Foreign        on Origination        Current        Unrealized       Unrealized
 Purchase Contracts        Date           Currency             Date              Value        Appreciation     Depreciation
--------------------   ------------   ----------------   ----------------   --------------   --------------   -------------
          HUF             2/16/00         398,453,500       $ 1,589,237      $ 1,560,912        $     --         $ 28,325
          HUF             2/18/00         144,533,700           575,304          565,942              --            9,362
          HUF             2/22/00         135,547,650           538,638          530,274              --            8,364
          HUF             2/28/00          66,708,450           265,000          260,614              --            4,386
          IDR             1/24/00       5,091,187,500           675,000          726,882          51,882               --
          IDR             1/25/00       4,161,075,000           545,000          594,029          49,029               --
          IDR              2/7/00       3,328,100,000           460,000          474,494          14,494               --
          IDR             2/15/00       2,004,525,000           287,593          285,557              --            2,036
          IDR             2/15/00       5,048,865,000           711,108          719,242           8,134               --
          IDR             2/28/00       1,370,850,000           190,000          195,028           5,028               --
          IDR              3/3/00         641,190,000            87,000           91,183           4,183               --
          IDR             3/20/00       7,193,040,000         1,011,000        1,021,099          10,099               --
          IDR             4/26/00      14,630,000,000         1,400,000        2,068,993         668,993               --
          ILS             2/14/00             392,656            92,000           93,959           1,959               --
          ILS             2/15/00           2,513,636           589,074          601,406          12,332               --
          ILS             2/29/00           2,222,225           519,211          530,617          11,406               --
          ILS              3/3/00             235,345            55,000           56,175           1,175               --
          ILS             5/18/00           7,250,000         1,654,873        1,714,962          60,089               --
          ILS             6/27/00             384,075            90,000           90,475             475               --
          INR             1/13/00          38,855,400           885,000          888,073           3,073               --
          INR             2/29/00          40,150,200           915,000          913,401              --            1,599
          INR              3/3/00          12,933,550           295,000          294,121              --              879
          INR             3/13/00          64,006,400         1,460,000        1,453,720              --            6,280
          JPY             1/21/00         519,289,854         4,972,900        5,100,530         127,630               --
          JPY             1/21/00          26,661,420           261,900          261,872              --               28
          KES             3/24/00          31,811,500           427,000          422,117              --            4,883
          KES             3/27/00          20,780,500           278,000          275,448              --            2,552
          KRW             1/26/00       2,284,142,500         1,885,000        2,017,794         132,794               --
          KRW             2/14/00          35,445,000            30,000           31,312           1,312               --
          KRW             2/28/00         181,350,000           155,000          160,203           5,203               --
          KRW              3/3/00         881,030,000           760,000          778,295          18,295               --
          KRW              3/3/00         265,667,500           235,000          234,689              --              311
          KRW              3/9/00         866,765,000           757,000          765,693           8,693               --
          KRW             3/17/00          64,552,500            57,000           57,025              25               --
          MXN              1/6/00           8,811,755           865,000          926,344          61,344               --
          MXN              4/6/00           5,922,500           575,000          603,358          28,358               --
          MXN             4/14/00           2,332,296           218,022          236,836          18,814               --
          MXN             4/18/00           2,994,006           287,057          303,541          16,484               --
          MXN             4/25/00          18,380,000         1,754,062        1,858,161         104,099               --
          MXN             5/17/00          11,750,000         1,170,202        1,178,311           8,109               --
          MXN             5/30/00           6,000,000           599,131          598,880              --              251
          MXN             10/3/00           5,057,010           483,000          483,517             517               --
          MXN            12/29/00          15,637,257         1,449,000        1,453,277           4,277               --
          PEN              2/8/00           1,050,000           293,706          295,550           1,844               --
          PEN             2/14/00           1,304,500           369,756          366,433              --            3,323
          PEN             2/18/00           1,644,178           460,000          461,213           1,213               --
          PHP              2/7/00           6,674,250           165,000          164,667              --              333
          PHP             2/10/00          59,640,000         1,400,000        1,471,100          71,100               --
          PHP             2/11/00          55,188,800         1,360,000        1,361,201           1,201               --
          PHP             2/24/00           9,932,400           240,000          244,733           4,733               --
          PHP              3/2/00           1,860,750            45,000           45,825             825               --

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)



                                                        U.S. $ Cost          U.S. $
  Foreign Currency      Expiration       Foreign      on Origination        Current         Unrealized       Unrealized
 Purchase Contracts        Date         Currency           Date              Value         Appreciation     Depreciation
--------------------   ------------   ------------   ----------------   ---------------   --------------   -------------
         PHP               3/6/00       3,570,000      $     85,000      $     87,894       $    2,894      $       --
         PHP              3/10/00      37,800,000           900,000           930,370           30,370              --
         PHP               4/5/00      59,846,400         1,440,000         1,468,558           28,558              --
         PHP              4/13/00      62,136,500         1,510,000         1,521,063           11,063              --
         PHP              4/19/00       6,868,000           170,000           167,820               --           2,180
         PHP              4/19/00      11,527,600           280,000           281,677            1,677              --
         PLN               2/8/00       1,386,210           312,985           330,725           17,740              --
         PLN              2/10/00       1,593,060           365,465           379,851           14,386              --
         PLN              2/16/00         520,734           117,203           123,944            6,741              --
         PLN              2/22/00       1,095,502           254,000           260,288            6,288              --
         PLN              3/21/00         686,400           160,000           161,879            1,879              --
         PLN              4/20/00         589,149           137,075           137,796              721              --
         PLN               5/4/00       6,926,725         1,554,820         1,613,621           58,801              --
         PLN              5/15/00       4,279,607           947,048           993,839           46,791              --
         PLN             10/12/00       3,128,690           703,077           700,945               --           2,132
         PLN             10/31/00       1,189,846           259,000           265,473            6,473              --
         SEK              1/21/00      51,112,980         6,127,287         6,015,384               --         111,903
         SKK              1/18/00      31,870,111           749,532           752,436            2,904              --
         SKK              1/31/00      37,406,360           851,112           880,958           29,846              --
         SKK               2/8/00      29,083,657           688,860           683,512               --           5,348
         SKK               2/9/00       4,914,805           115,148           115,475              327              --
         SKK              2/14/00      36,219,159           852,818           849,870               --           2,948
         SKK              3/20/00      38,089,728           891,405           886,519               --           4,886
         SKK              3/21/00      21,302,205           498,531           495,693               --           2,838
         SKK              3/22/00       9,979,010           233,220           232,157               --           1,063
         SKK              5/26/00      19,000,570           437,770           436,109               --           1,661
         SKK               6/5/00       5,641,875           127,675           129,253            1,578              --
         SKK              6/13/00       5,160,899           119,107           118,067               --           1,040
         SKK             11/20/00      27,582,189           620,243           613,938               --           6,305
         THB              1/19/00      29,500,000           765,240           782,966           17,726              --
         THB              1/20/00      27,266,400           720,000           723,671            3,671              --
         THB              2/17/00      26,248,000           680,000           696,435           16,435              --
         THB              3/17/00      22,019,100           570,000           584,159           14,159              --
         THB              3/21/00      36,874,550           970,000           978,260            8,260              --
                                                       ------------      ------------       ----------      ----------
                                                       $119,995,973      $121,505,698       $2,608,143      $1,098,418
                                                       ------------      ------------       ----------      ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)



                                                          U.S. $ Cost         U.S. $
 Foreign Currency     Expiration         Foreign        on Origination       Current        Unrealized       Unrealized
  Sale Contracts         Date           Currency             Date             Value        Appreciation     Depreciation
------------------   ------------   ----------------   ----------------   -------------   --------------   -------------
         ARS             1/3/00           1,090,436       $ 1,071,155      $ 1,090,108      $       --        $ 18,953
         ARS            1/13/00           1,260,000         1,240,157        1,258,364              --          18,207
         ARS            1/18/00           1,130,288         1,125,000        1,128,144              --           3,144
         ARS             2/4/00             817,291           811,693          814,197              --           2,504
         ARS             2/9/00           1,176,285         1,170,782        1,171,132              --             350
         ARS            4/25/00             606,900           600,000          599,526             474              --
         ARS            4/26/00             376,190           372,023          371,582             441              --
         AUD            1/21/00           6,721,437         4,303,487        4,414,151              --         110,664
         AUD            1/21/00             490,270           325,000          321,974           3,026              --
         CAD            1/21/00           1,489,423         1,017,261        1,032,323              --          15,062
         COP            1/11/00       1,295,130,000           690,000          685,556           4,444              --
         COP            1/31/00         331,900,000           175,539          174,226           1,313              --
         COP             2/7/00       1,319,860,000           689,582          691,524              --           1,942
         DKK            1/21/00         147,225,638        20,733,016       19,952,957         780,059              --
         EUR            1/18/00             724,403           749,532          730,694          18,838              --
         EUR            1/21/00          66,294,141        69,821,777       66,884,598       2,937,179              --
         EUR            1/21/00             243,841           245,257          246,013              --             756
         EUR            1/31/00             788,000           851,111          795,604          55,507              --
         EUR             2/8/00             649,770           688,860          656,465          32,395              --
         EUR             2/9/00             110,000           115,148          111,142           4,006              --
         EUR            2/14/00             813,000           852,818          821,777          31,041              --
         EUR            2/15/00              52,033            54,756           52,599           2,157              --
         EUR            2/22/00             135,000           137,133          136,546             587              --
         EUR            2/24/00             317,000           329,081          320,682           8,399              --
         EUR             3/3/00             136,000           138,013          137,663             350              --
         EUR            3/20/00             880,887           891,405          892,659              --           1,254
         EUR            3/21/00             492,648           498,530          499,264              --             734
         EUR            3/22/00             230,000           233,220          233,104             116              --
         EUR            5/26/00             419,780           437,770          427,381          10,389              --
         EUR             6/5/00             125,000           127,675          127,353             322              --
         EUR             6/7/00             756,044           766,999          770,385              --           3,386
         EUR           11/20/00             581,780           620,242          599,449          20,793              --
         GBP            1/21/00          13,719,812        22,560,090       22,163,941         396,149              --
         GBP            1/21/00           2,358,338         3,806,677        3,809,824              --           3,147
         GRD            2/14/00         191,000,000           580,459          580,550              --              91
         GRD            2/16/00          80,000,000           256,451          243,120          13,331              --
         GRD            2/24/00         515,650,800         1,564,000        1,565,982              --           1,982
         IDR             2/7/00       3,328,100,000           392,002          474,494              --          82,492
         IDR            4/26/00      14,630,000,000         1,741,667        2,068,993              --         327,326
         ILS            5/18/00           5,450,000         1,249,771        1,289,178              --          39,407
         JPY            1/11/00          48,016,150           455,000          470,830              --          15,830
         JPY            1/21/00       1,674,151,980        15,479,653       16,443,730              --         964,077
         JPY            1/21/00          31,304,180           308,604          307,474           1,130              --
         MXN             1/6/00           8,811,755           922,793          926,344              --           3,551
         MXN            4/25/00           8,380,000           836,542          847,192              --          10,650
         MXN            5/17/00           5,500,000           551,517          551,550              --              33
         PHP            2/10/00          59,640,000         1,504,693        1,471,100          33,593              --
         PHP            2/11/00           1,270,000            30,961           31,324              --             363
         PHP            4/13/00          33,989,000           820,000          832,030              --          12,030

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)



                                                      U.S. $ Cost          U.S. $
 Foreign Currency     Expiration       Foreign      on Origination        Current         Unrealized       Unrealized
  Sale Contracts         Date         Currency           Date              Value         Appreciation     Depreciation
------------------   ------------   ------------   ----------------   ---------------   --------------   -------------
        PLN              2/8/00       1,386,210      $    321,314      $    330,725       $       --      $    9,411
        PLN             2/10/00       1,593,060           369,063           379,851               --          10,788
        PLN             2/16/00         161,804            37,424            38,512               --           1,088
        SEK             1/21/00      79,796,927         9,798,820         9,391,141          407,679              --
        THB             1/19/00      29,500,000           799,458           782,966           16,492              --
        THB             1/20/00      27,266,400           738,927           723,671           15,256              --
                                                     ------------      ------------       ----------      ----------
                                                     $177,009,908      $173,873,664       $4,795,466      $1,659,222
                                                     ------------      ------------       ----------      ----------

Gross unrealized appreciation/depreciation from Forward Foreign Currency Contracts        $7,403,609      $2,757,640
                                                                                          ==========      ==========









   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:


                                                      AGGREGATE        AGGREGATE           NET
                                                        GROSS            GROSS          UNREALIZED
                                    AGGREGATE        UNREALIZED       UNREALIZED       APPRECIATION
PORTFOLIO                             COST          APPRECIATION     DEPRECIATION     (DEPRECIATION)
-----------------------------   ----------------   --------------   --------------   ---------------
 Equity                          $  421,380,709     $ 92,885,907     $ 14,509,624     $  78,376,283
 Mid Cap                             42,689,224        3,480,811        4,445,832          (965,021)
 Small Cap                        1,037,254,459       92,260,030      136,773,330       (44,513,300)
 Global Equity                       60,435,694       13,348,363        4,023,623         9,324,740
 International Equity             2,902,260,471      982,940,255      167,938,318       815,001,937
 International Small Cap            178,340,147       56,188,735       14,886,961        41,301,774
 Emerging Markets                   381,607,102      131,573,764       38,304,138        93,269,626
 Bond                               133,793,071          473,532        2,866,236        (2,392,704)
 High Yield                          85,265,064        1,261,703        3,380,427        (2,118,724)
 International Fixed-Income          75,153,248        5,536,987        3,943,960         1,593,027
 Strategic Yield                    334,641,807        3,995,656       18,033,600       (14,037,944)


(c) Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, these securities amounted to $6,743,637, $16,288,887, $2,445,372 $20,147,125, $2,673,110,
    and $28,150,184 or 3.06%, 3.42%, 2.37%, 23.71%, 3.44%, and 8.74% of the
    net assets of International Small Cap Portfolio, Emerging Markets Portfolio, Bond Portfolio, High Yield Portfolio, International
    Fixed-Income Portfolio and Strategic Yield Portfolio, respectively.
(d) Bankrupt security valued at zero.
(e) Variable rate security. Interest rate shown is the current rate.
(f) Segregated securities for when-issued purchases and/or forward foreign currency contracts.
(g) At December 31, 1999, Small Cap Portfolio held the following security which was a private placement and therefore restricted as to resale, and representing 0.00% (at value) of the net assets of the Portfolio:



                                  ACQUISITION     ACQUISITION
SECURITY                              DATE           COST
------------------------------   -------------   ------------
  Interactive Light Holdings,
   Inc., 10.00%, 02/07/01            1/25/99      $1,000,000

  Interactive Light Holdings, Inc. is valued as determined in good faith and in accordance with the procedures adopted by the Board of Directors. Small Cap Portfolio will bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such security.
(h) Principal Amount denominated in respective country's currency unless otherwise noted.
(i) Issue in default.
(j) Interest-only Security.








   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

Abbreviations:

ADR--American Depositary Receipt
GDR--Global Depositary Receipt
TBA--To Be Announced
REMIC--Real Estate Mortgage Investment Conduit


CURRENCY TERMS
--------------
   ARS-- Argentine Peso             HUF-- Hungarian Forint
   AUD-- Australian Dollar          IDR-- Indonesian Rupiah
   BRL-- Brazilian Real             ILS-- Israeli Shekel
   CAD-- Canadian Dollar            INR-- Indian Rupee
   CHF-- Swiss Franc                JPY-- Japanese Yen
   CLP-- Chilean Peso               KES-- Kenyan Shilling
   CNY-- Chinese Yuan Renminbi      KRW-- South Korean Won
   COP-- Colombian Peso             MXN-- Mexican Peso
   CRC -- Costa Rican Colon         PEN-- Peruvian Nouveau Sol
   CZK -- Czech Koruna              PHP-- Philippine Peso
   DEM-- German Deutsche Mark       PLN -- Polish Zloty
   DKK-- Danish Krone               SEK-- Swedish Krona
   EUR-- Euro Currency              SKK-- Slovakian Koruna
   GBP-- British Pound Sterling     THB-- Thailand Baht
   GRD-- Greek Drachma              USD-- United States Dollar


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY INDUSTRY, FOR THOSE PORTFOLIOS PREVIOUSLY PRESENTED BY
COUNTRY:


                                                     LAZAD           LAZARD            LAZARD         LAZARD
                                                     GLOBAL      INTERNATIONAL     INTERNATIONAL     EMERGING
                                                     EQUITY          EQUITY          SMALL CAP        MARKETS
                                                   PORTFOLIO       PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                  -----------   ---------------   ---------------   ----------
INDUSTRY
Advertising ...................................         --%              --%             6.5%             --%
Aerospace & Defense ...........................        3.4              1.2              1.8              --
Airlines ......................................         --              1.2               --              --
Apparel & Textiles ............................         --               --              3.6              --
Automotive ....................................        3.6              3.7              1.3              --
Banking & Financial Services ..................       17.2             19.7             13.5            15.5
Brewery .......................................        1.3              2.2               --             4.9
Broadcasting ..................................         --               --              1.4             2.7
Building & Construction .......................         --               --              2.0              --
Business Services & Supplies ..................         --               --              5.4              --
Chemicals & Plastics ..........................        1.1              1.1              1.0              --
Commercial Services ...........................        1.1              1.5               --              --
Communication Services ........................        2.7              3.1               --              --
Computer Software .............................         --               --              4.0              --
Computers & Business Equipment ................        3.5               --               --              --
Conglomerates .................................        0.8               --               --             5.1
Construction & Materials ......................        0.7              1.2               --             3.0
Consumer Goods ................................        1.0              0.9               --              --
Cosmetics & Toiletries ........................        0.9              1.3               --              --
Distribution ..................................         --               --              2.2              --
Diversified ...................................        1.9               --               --              --
Drugs & Health Care ...........................        8.4              6.9              7.1              --
Electrical Equipment ..........................        6.3              8.8               --             4.5
Electronics ...................................        6.5              3.4              4.2             0.3
Environmental Services ........................         --               --              0.3              --
Food & Beverages ..............................        3.9              2.1              2.3             5.2
Forest Products ...............................        1.3              1.2               --              --
Holding Company--Diversified ..................         --               --              2.8              --
Hospitals & Long Term Care ....................         --               --              1.4              --
Hotels & Restaurants ..........................        1.2               --              0.9              --
Household Products & Home Furnishings .........         --              1.3              3.4              --
Industrial Construction .......................         --               --               --             1.1
Industrial & Machinery ........................         --               --              4.2              --
Insurance .....................................        3.6              6.9              4.3             2.7
Leisure/Entertainment .........................        1.1              1.5              2.5              --
Manufacturing .................................        4.0              6.1               --             1.1
Medical Products ..............................         --               --              0.9              --
Medical Supplies ..............................         --               --              1.0              --
Metals ........................................         --               --               --             3.7
Oil & Gas .....................................        5.1              4.6               --             2.5
Paper Products ................................         --               --               --             1.4
Petroleum Equipement & Services ...............        1.9              2.0               --              --
Photography ...................................        1.1               --               --              --
Plastics ......................................         --               --              0.7              --
Printing ......................................         --               --              2.2             0.9
Publishing ....................................         --              1.1              3.0              --
Railroad ......................................         --               --               --             0.3
Repurchase Agreement ..........................        1.5              0.9              3.2             3.1
Retail ........................................        1.0              1.9              6.8             4.6
Services ......................................        1.1               --              4.6              --
Steel .........................................         --               --              0.8             3.4
Telecommunications ............................        9.2              8.6               --            21.5
Telecommunications Equipment ..................         --               --               --             1.5
Telephone .....................................         --               --               --             4.0
Tobacco .......................................         --              1.5               --             2.2
Toys & Amusement ..............................         --              0.9              0.5              --
Utilities .....................................        3.5              3.1               --             4.6
                                                      ----          -------             ----          ------
Total Investments .............................       99.9%            99.9%            99.8%           99.8%
                                                      ====          =======             ====          ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY ASSET TYPE, FOR THOSE PORTFOLIOS PREVIOUSLY PRESENTED BY
COUNTRY:

                                                        LAZARD         LAZARD
                                                    INTERNATIONAL     STRATEGIC
                                                     FIXED-INCOME       YIELD
                                                      PORTFOLIO       PORTFOLIO
                                                   ---------------   ----------
ASSET TYPE
Asset-Backed Securities ........................          1.8%            1.8%
Collateralized Mortgage Obligations ............           --             5.8
Commercial Paper ...............................           --             1.4
Corporate Bonds ................................         59.5            43.2
Discount Notes .................................          7.1            20.2
Foreign Government Obligations .................         15.0            13.0
Mortgage Pass-Through Securities ...............           --             5.5
Preferred Stocks ...............................           --             2.4
Repurchase Agreement ...........................          2.2             0.9
Structured Notes ...............................          3.8             4.5
U.S. Government and Agency Obligations .........          9.4             0.8
                                                         ----          ------
Total Investments ..............................         98.8%           99.5%
                                                         ====          ======











   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                                                           LAZARD             LAZARD             LAZARD
                                                                           EQUITY             MID CAP          SMALL CAP
                                                                         PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                                     -----------------   ----------------   ---------------
ASSETS
Investments in securities, at value (cost $409,821,835,
 $41,813,455, $1,002,502,244, $59,357,494,
 $2,786,147,713, $171,407,150, $366,213,176,
 $121,211,897, $84,331,970, $73,799,921, and
 $332,179,166, respectively)......................................     $ 488,199,992      $  41,239,203      $ 959,277,159
Repurchase Agreements, at value ..................................        11,557,000            485,000         33,464,000
Cash .............................................................               682                824                854
Foreign currency (cost $0, $0, $0, $0, $404, $75,631,
 $138,380, $0, $0, $131,883, and $260,604, respectively)..........                --                 --                 --
Receivables for:
 Investments sold ................................................                --                 --                 --
 Dividends and interest ..........................................           530,748             40,532          1,323,083
 Capital stock sold ..............................................           196,761                208          1,651,012
 Gross appreciation on foreign currency contracts ................                --                 --                 --
Deferred organizational expenses .................................                --             13,726                 --
                                                                       -------------      -------------      -------------
Total assets .....................................................       500,485,183         41,779,493        995,716,108
                                                                       -------------      -------------      -------------
LIABILITIES
Payables for:
 Investments purchased ...........................................                --                 --                 --
 Capital stock repurchased .......................................           424,041            146,172          1,602,884
 Dividends payable ...............................................                --                 --                 --
 Gross depreciation on foreign currency contracts ................                --                 --                 --
Investment management fees payable ...............................           324,862             55,911            642,793
Accrued directors' fees payable ..................................             3,665              3,665              3,665
Accrued distribution fees payable ................................            26,294              3,015             18,269
Other accrued expenses and payables ..............................            52,488             25,879             90,638
                                                                       -------------      -------------      -------------
Total liabilities ................................................           831,350            234,642          2,358,249
                                                                       -------------      -------------      -------------
Net assets .......................................................       499,653,833         41,544,851        993,357,859
                                                                       =============      =============      =============
NET ASSETS
Paid in capital ..................................................       414,261,716         38,904,655        990,164,619
Undistributed (distributions in excess of)
 Investment income--net ..........................................            91,979                 --          6,823,150
Unrealized appreciation (depreciation) on:
 Investments--net ................................................        78,378,157           (574,252)       (43,225,085)
 Foreign currency--net ...........................................                --                 --                 --
Accumulated realized gain (loss)--net ............................         6,921,981          3,214,448         39,595,175
                                                                       -------------      -------------      -------------
Net assets .......................................................     $ 499,653,833      $  41,544,851      $ 993,357,859
                                                                       =============      =============      =============
INSTITUTIONAL SHARES
Net assets .......................................................     $ 377,659,765      $  27,520,545      $ 906,944,606
Shares of capital stock outstanding* .............................        17,915,506          2,553,780         54,749,412
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........     $       21.08      $       10.78      $       16.57
OPEN SHARES
Net assets .......................................................     $ 121,994,068      $  14,024,306      $  86,413,253
Shares of capital stock outstanding* .............................         5,796,320          1,306,121          5,233,657
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........     $       21.05      $       10.74      $       16.51

* $0.001 par value, 1,550,000,000 shares authorized for the Portfolios in total.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
62

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


      LAZARD             LAZARD            LAZARD
      GLOBAL         INTERNATIONAL     INTERNATIONAL
      EQUITY             EQUITY          SMALL CAP
    PORTFOLIO          PORTFOLIO         PORTFOLIO
------------------ ----------------- -----------------




    $ 68,711,434    $3,682,930,408     $ 212,708,921
       1,049,000        34,332,000         6,933,000
             103               296               195

              --               404            75,970

              --                --                --
          95,903         5,003,496           571,755
         141,060         3,295,335            44,144
              --                --                --
             178                --                --
    ------------    --------------     -------------
      69,997,678     3,725,561,939       220,333,985
    ------------    --------------     -------------


              --                --                --
              --           327,819                58
              --                --                --
              --                --                --
         142,445         2,298,741           134,761
           3,665             3,665             3,665
           1,279            28,178               507
          31,429           679,722            69,960
    ------------    --------------     -------------
         178,818         3,338,125           208,951
    ------------    --------------     -------------
      69,818,860     3,722,223,814       220,125,034
    ============    ==============     =============

      60,105,393     2,806,207,514       178,022,975

         (11,483)      (48,028,440)          146,077

       9,353,940       896,782,695        41,301,771
          (1,305)         (159,357)           (7,752)
         372,315        67,421,402           661,963
    ------------    --------------     -------------
    $ 69,818,860    $3,722,223,814     $ 220,125,034
    ============    ==============     =============

    $ 63,557,302    $3,584,093,178     $ 217,683,999
       4,366,106       207,337,268        15,418,580
    $      14.56    $        17.29     $       14.12

    $  6,261,558    $  138,130,636     $   2,441,035
         430,069         7,994,053           173,602
    $      14.56    $        17.28     $       14.06



        LAZARD                                          LAZARD
       EMERGING         LAZARD          LAZARD      INTERNATIONAL       LAZARD
       MARKETS           BOND         HIGH YIELD     FIXED-INCOME   STRATEGIC YIELD
      PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
   --------------- ---------------- -------------- --------------- ----------------




    $ 460,174,728   $ 118,898,367    $ 82,342,340   $ 75,068,275    $ 317,745,863
       14,702,000      12,502,000         804,000      1,678,000        2,858,000
              708             870              23            379              564

          139,669              --              --        131,439          260,444

               --              --              --        105,210        1,665,165
          768,883         948,012       1,996,378      1,089,381        4,872,673
          531,180             179              --         20,293           18,138
               --              --              --      2,048,032        7,403,609
               --              --          14,507             --               --
    -------------   -------------    ------------   ------------    -------------
      476,317,168     132,349,428      85,157,248     80,141,009      334,824,456
    -------------   -------------    ------------   ------------    -------------


               --      29,030,346              --         49,827        9,234,793
              329              --          26,891         52,680              180
               --          42,442          14,059          3,144          353,275
               --              --              --      2,265,586        2,757,640
          394,638          75,270         117,067         65,632          247,901
            3,665           3,665           3,665          3,665            3,665
            2,297           2,533             356            781            3,412
          147,210          33,094          25,440         45,807           72,299
    -------------   -------------    ------------   ------------    -------------
          548,139      29,187,350         187,478      2,487,122       12,673,165
    -------------   -------------    ------------   ------------    -------------
      475,769,029     103,162,078      84,969,770     77,653,887      322,151,291
    =============   =============    ============   ============    =============

      436,974,802     110,772,924      94,688,950     77,587,304      363,354,068

         (525,783)       (551,061)            267       (165,595)       6,042,917

       93,961,552      (2,313,530)     (1,989,630)     1,268,354      (14,433,303)
            5,571              --              --       (235,481)       4,606,589
      (54,647,113)     (4,746,255)     (7,729,817)      (800,695)     (37,418,980)
    -------------   -------------    ------------   ------------    -------------
    $ 475,769,029   $ 103,162,078    $ 84,969,770   $ 77,653,887    $ 322,151,291
    =============   =============    ============   ============    =============

    $ 465,277,971   $  91,557,165    $ 83,664,378   $ 73,870,888    $ 306,116,480
       43,466,805       9,853,933       9,535,605      7,252,221       34,670,734
    $       10.70   $        9.29    $       8.77   $      10.19    $        8.83

    $  10,491,058   $  11,604,913    $  1,305,392   $  3,782,999    $  16,034,811
          977,024       1,248,705         148,700        372,893        1,816,497
    $       10.74   $        9.29    $       8.78   $      10.14    $        8.83


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                                                                                                 LAZARD
                                                        LAZARD            LAZARD              LAZARD             GLOBAL
                                                        EQUITY            MID CAP           SMALL CAP            EQUITY
                                                      PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                   ---------------   ----------------   -----------------   ----------------
INVESTMENT INCOME
INCOME:
 Interest ......................................    $    752,027      $      53,292      $    2,920,243       $    127,985
 Dividends .....................................       9,805,802            705,501          14,134,904          1,253,228
                                                    ------------     --------------      --------------     --------------
Total investment income* .......................      10,557,829            758,793          17,055,147          1,381,213
                                                    ------------     --------------      --------------     --------------
EXPENSES:
 Management fees ...............................       3,998,410            445,394           9,055,989            432,935
 Administration fees ...........................         151,625             56,876             265,671             56,545
 Distribution fees (Open Shares) ...............         359,638             35,568             246,480             15,652
 Custodian fees ................................         119,822             59,740             185,919             99,675
 Professional services .........................          43,979             35,938              56,476             35,612
 Registration fees .............................          50,733             29,697              50,423             31,220
 Shareholders' services ........................          71,221             54,178             133,188             46,943
 Directors' fees and expenses ..................          12,285             12,285              12,285             12,285
 Shareholders' reports .........................          22,680             11,178              50,702              3,321
 Amortization of organizational expenses .......              --              4,829                  --                183
 Other .........................................          21,656              2,983              54,474              2,279
                                                    ------------     --------------      --------------     --------------
Total expenses before fees waived and expenses
 reimbursed ....................................       4,852,049            748,666          10,111,607            736,650
 Management fees waived and expenses
 reimbursed ....................................              --            (82,408)                 --           (111,760)
 Expense reductions ............................          (8,037)                --                  --                 --
                                                    ------------     --------------      --------------     --------------
Expenses--net ..................................       4,844,012            666,258          10,111,607            624,890
                                                    ------------     --------------      --------------     --------------
INVESTMENT INCOME (LOSS)--NET ..................       5,713,817             92,535           6,943,540            756,323
                                                    ------------     --------------      --------------     --------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS, CROSS CURRENCY
 SWAPS AND FOREIGN CURRENCY--NET
 Realized gain (loss) on:
  Investments and cross currency swaps--net.....      22,683,544          3,443,959         104,474,693          2,893,788
  Foreign currency--net ........................              --                 --                  --               (995)
 Net change in unrealized appreciation
 (depreciation) on:
  Investments--net .............................      (7,619,666)        (2,411,437)       (133,084,218)         6,399,569
  Foreign currency--net ........................              --                 --                  --             (1,856)
                                                    ------------     --------------      --------------     --------------
Realized and unrealized gain (loss) on
 investments, cross currency swaps and
 foreign currency--net .........................      15,063,878          1,032,522         (28,609,525)         9,290,506
                                                    ------------     --------------      --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...............................    $ 20,777,695      $   1,125,057      $  (21,665,985)      $ 10,046,829
                                                    ============     ==============      ==============     ==============
* Net of foreign withholding taxes of: .........    $    188,602      $          --      $           48       $     84,799
                                                    ============     ==============      ==============     ==============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


     LAZARD            LAZARD             LAZARD                                                  LAZARD
 INTERNATIONAL      INTERNATIONAL        EMERGING            LAZARD            LAZARD         INTERNATIONAL          LAZARD
     EQUITY           SMALL CAP          MARKETS              BOND           HIGH YIELD        FIXED-INCOME      STRATEGIC YIELD
   PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO           PORTFOLIO
---------------   ----------------   ---------------   -----------------   --------------   -----------------   ----------------



 $  3,741,792      $     351,943      $    719,637      $    7,424,159      $  8,194,131     $    4,651,795      $  26,412,902
   92,224,683          3,804,899         7,643,355                  --           384,379                 --            875,039
 ------------      -------------      ------------      --------------      ------------     --------------      -------------
   95,966,475          4,156,842         8,362,992           7,424,159         8,578,510          4,651,795         27,287,941
 ------------      -------------      ------------      --------------      ------------     --------------      -------------


   24,275,244          1,424,719         3,643,706             570,987           583,680            752,225          2,647,590
      468,671             82,993           117,874              67,840            60,565             65,060            115,603
      243,166              6,658            23,394              34,006             3,386             11,118             55,068
    3,183,541            280,914           615,288             101,226            73,620            178,259            294,791
       89,733             37,924            40,415              36,816            36,397             36,692             41,064
      100,060             35,873            38,433              33,655            25,827             39,081             34,931
      114,958             55,212            60,077              51,723            45,204             57,445             58,482
       12,285             12,285            12,285              12,285            12,285             12,285             12,285
       52,753             11,711            10,868               7,985             1,696             13,944             14,555
           --                 --                --                  --             4,939                 --                 --
      111,050              7,767            31,478               5,095             3,157              6,045             13,257
 ------------      -------------      ------------      --------------      ------------     --------------      -------------

   28,651,461          1,956,056         4,593,818             921,618           850,756          1,172,154          3,287,626

           --            (18,247)          (13,643)             (7,051)         (103,715)           (66,314)                --
       (1,328)              (284)          (15,232)                 --           (10,120)                --                 --
 ------------      -------------      ------------      --------------      ------------     --------------      -------------
   28,650,133          1,937,525         4,564,943             914,567           736,921          1,105,840          3,287,626
 ------------      -------------      ------------      --------------      ------------     --------------      -------------
   67,316,342          2,219,317         3,798,049           6,509,592         7,841,589          3,545,955         24,000,315
 ------------      -------------      ------------      --------------      ------------     --------------      -------------





  276,199,370          1,425,429          (297,692)         (4,899,519)       (5,468,472)        (3,101,056)       (20,383,172)
   (8,914,460)          (167,971)         (632,019)                 --                --         (1,091,940)         9,164,836


  405,514,343         42,619,439       170,950,299          (2,234,468)         (843,969)        (3,113,094)          (318,998)
     (384,477)            (8,941)            6,652                  --                --           (888,216)         4,360,757
 ------------      -------------      ------------      --------------      ------------     --------------      -------------


  672,414,776         43,867,956       170,027,240          (7,133,987)       (6,312,441)        (8,194,306)        (7,176,577)
 ------------      -------------      ------------      --------------      ------------     --------------      -------------

 $739,731,118      $  46,087,273      $173,825,289      $     (624,395)     $  1,529,148     $   (4,648,351)     $  16,823,738
 ============      =============      ============      ==============      ============     ==============      =============
 $  8,157,162      $     449,147      $    681,839      $           --      $         --     $        1,756      $      17,581
 ============      =============      ============      ==============      ============     ==============      =============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                               LAZARD EQUITY
                                                                                                 PORTFOLIO
                                                                                   --------------------------------------
                                                                                        YEAR ENDED         YEAR ENDED
                                                                                    DECEMBER 31, 1999   DECEMBER 31, 1998
                                                                                   ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Investment income (loss)--net ...................................................   $    5,713,817      $   5,367,744
 Realized gain (loss) on investments and foreign currency--net ...................       22,683,544         36,224,831
 Change in unrealized appreciation (depreciation)--net ...........................       (7,619,666)        24,446,325
                                                                                     --------------      -------------
Net increase (decrease) in net assets resulting from operations ..................       20,777,695         66,038,900
                                                                                     --------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
  Institutional Shares ...........................................................       (4,442,659)        (4,333,091)
 Open Shares .....................................................................       (1,298,892)          (934,432)
 From realized gains--net
  Institutional Shares ...........................................................      (22,408,104)       (21,315,461)
 Open Shares .....................................................................       (7,906,169)        (6,695,483)
 In excess of investment income--net
  Institutional Shares ...........................................................               --                 --
 Open Shares .....................................................................               --                 --
 In excess of realized gains--net
  Institutional Shares ...........................................................               --                 --
 Open Shares .....................................................................               --                 --
                                                                                     --------------      -------------
 Net decrease in net assets resulting from distributions .........................      (36,055,824)       (33,278,467)
                                                                                     --------------      -------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares ...........................................................      161,627,546         87,372,723
 Open Shares .....................................................................       84,343,406        120,385,150
 Net proceeds in connection with acquisition of Bantam Value Portfolio
  Institutional Shares ...........................................................               --                 --
 Open Shares .....................................................................               --                 --
 Net proceeds from reinvestment of distributions
  Institutional Shares ...........................................................       26,163,636         24,696,654
 Open Shares .....................................................................        9,119,227          7,533,249
 Cost of shares redeemed
  Institutional Shares ...........................................................     (158,758,835)      (111,996,715)
 Open Shares .....................................................................      (86,312,838)       (38,387,846)
                                                                                     --------------      -------------
Net increase (decrease) in net assets from capital stock transactions ............       36,182,142         89,603,215
                                                                                     --------------      -------------
Total increase (decrease) in net assets ..........................................       20,904,013        122,363,648
Net assets at beginning of year ..................................................      478,749,820        356,386,172
                                                                                     --------------      -------------
Net assets at end of year* .......................................................   $  499,653,833      $ 478,749,820
                                                                                     ==============      =============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of year .........................................       16,605,093         16,695,862
                                                                                     --------------      -------------
 Shares sold .....................................................................        7,217,805          4,095,584
 Shares issued in connection with acquisition of Bantam Value Portfolio ..........               --                 --
 Shares issued to shareholders from reinvestment of distributions ................        1,227,452          1,165,225
 Shares repurchased ..............................................................       (7,134,844)        (5,351,578)
                                                                                     --------------      -------------
 Net increase (decrease) .........................................................        1,310,413            (90,769)
                                                                                     --------------      -------------
 Shares outstanding at end of year ...............................................       17,915,506         16,605,093
                                                                                     ==============      =============
OPEN SHARES:
 Shares outstanding at beginning of year .........................................        5,406,563          1,141,207
                                                                                     --------------      -------------
 Shares sold .....................................................................        3,792,337          5,735,707
 Shares issued in connection with acquisition of Bantam Value Portfolio ..........               --                 --
 Shares issued to shareholders from reinvestment of distributions ................          426,832            355,884
 Shares repurchased ..............................................................       (3,829,412)        (1,826,235)
                                                                                     --------------      -------------
 Net increase (decrease) .........................................................          389,757          4,265,356
                                                                                     --------------      -------------
 Shares outstanding at end of year ...............................................        5,796,320          5,406,563
                                                                                     ==============      =============
 *Includes undistributed (distributions in excess of) investment income--net .....   $       91,979      $     119,713
                                                                                     ==============      =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


              LAZARD MID CAP                          LAZARD SMALL CAP                      LAZARD GLOBAL EQUITY
                PORTFOLIO                                 PORTFOLIO                              PORTFOLIO
------------------------------------------ --------------------------------------- --------------------------------------
        YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED         YEAR ENDED
    DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1999   DECEMBER 31, 1998
   ------------------- ------------------- ------------------- ------------------- ------------------- ------------------



     $        92,535     $       277,277    $      6,943,540     $    7,081,785     $        756,323     $      160,566
           3,443,959           1,047,283         104,474,693         (8,015,535)           2,892,793            862,558
          (2,411,437)            551,315        (133,084,218)      (200,026,407)           6,397,713          1,695,809
     ---------------     ---------------    ----------------     --------------     ----------------     --------------
           1,125,057           1,875,875         (21,665,985)      (200,960,157)          10,046,829          2,718,933
     ---------------     ---------------    ----------------     --------------     ----------------     --------------


             (85,319)           (238,083)         (6,644,255)          (682,951)            (720,338)          (109,536)
             (20,147)            (51,279)           (425,376)                --              (62,237)           (14,500)

            (374,199)           (593,806)        (51,857,819)        (7,744,125)          (2,116,975)          (821,122)
            (134,758)           (171,721)         (4,948,488)          (533,570)            (204,954)          (225,207)


              (1,176)            (18,334)                 --                 --             (146,012)                --
                (278)             (3,181)                 --                 --              (12,615)                --

                  --                  --                  --                 --                   --            (10,308)
                  --                  --                                     --                   --             (3,101)
     ---------------     ---------------                         --------------     ----------------     --------------
            (615,877)         (1,076,404)        (63,875,938)        (8,960,646)          (3,263,131)        (1,183,774)
     ---------------     ---------------    ----------------     --------------     ----------------     --------------


           2,700,743          20,622,564         547,345,994        726,841,164          378,158,687          6,063,563
           8,445,908          20,111,962          74,792,124        131,639,336            2,661,134          3,126,095

                  --                  --          26,354,774                 --                   --                 --
                  --                  --           3,571,473                 --                   --                 --
             410,589             781,532          53,233,833         10,219,065            2,671,819            933,169
             144,681             211,355           5,313,688            521,384              234,521            204,554
         (31,356,602)        (16,067,323)     (1,050,552,721)      (577,391,571)        (341,154,104)        (1,037,949)
         (11,385,727)         (5,968,971)        (86,209,652)       (68,030,676)          (2,071,191)          (939,052)
     ---------------     ---------------    ----------------     --------------     ----------------     --------------
         (31,040,408)         19,691,119        (426,150,487)       223,798,702           40,500,866          8,350,380
     ---------------     ---------------    ----------------     --------------     ----------------     --------------
         (30,531,228)         20,490,590        (511,692,410)        13,877,899           47,284,564          9,885,539
          72,076,079          51,585,489       1,505,050,269      1,491,172,370           22,534,296         12,648,757
     ---------------     ---------------    ----------------     --------------     ----------------     --------------
     $    41,544,851     $    72,076,079    $    993,357,859     $1,505,050,269     $     69,818,860     $   22,534,296
     ===============     ===============    ================     ==============     ================     ==============


           5,327,538           4,851,388          81,187,480         72,186,366            1,347,859            870,086
     ---------------     ---------------    ----------------     --------------     ----------------     --------------
             253,804           1,986,263          31,129,994         39,866,121           26,763,658            487,546
                  --                  --           1,385,450                 --                   --                 --
              39,427              79,580           3,315,054            544,378              189,315             72,432
          (3,066,989)         (1,589,693)        (62,268,566)       (31,409,385)         (23,934,726)           (82,205)
     ---------------     ---------------    ----------------     --------------     ----------------     --------------
          (2,773,758)            476,150         (26,438,068)         9,001,114            3,018,247            477,773
     ---------------     ---------------    ----------------     --------------     ----------------     --------------
           2,553,780           5,327,538          54,749,412         81,187,480            4,366,106          1,347,859
     ===============     ===============    ================     ==============     ================     ==============

           1,564,634             176,048           5,391,454          2,302,364              366,528            192,168
     ---------------     ---------------    ----------------     --------------     ----------------     --------------
             810,630           1,988,746           4,303,821          6,772,629              188,541            233,011
                  --                  --             188,462                 --                   --                 --
              14,014              21,545             333,269             28,259               16,602             15,814
          (1,083,157)           (621,705)         (4,983,349)        (3,711,798)            (141,602)           (74,465)
     ---------------     ---------------    ----------------     --------------     ----------------     --------------
            (258,513)          1,388,586            (157,797)         3,089,090               63,541            174,360
     ---------------     ---------------    ----------------     --------------     ----------------     --------------
           1,306,121           1,564,634           5,233,657          5,391,454              430,069            366,528
     ===============     ===============    ================     ==============     ================     ==============
     $            --     $        13,218    $      6,823,150     $    7,069,548     $        (11,483)    $       (9,939)
     ===============     ===============    ================     ==============     ================     ==============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                       LAZARD INTERNATIONAL EQUITY
                                                                                                PORTFOLIO
                                                                                  --------------------------------------
                                                                                       YEAR ENDED         YEAR ENDED
                                                                                   DECEMBER 31, 1999   DECEMBER 31, 1998
                                                                                  ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Investment income (loss)--net ..................................................  $     67,316,342     $   35,324,118
 Realized gain (loss) on investments and foreign currency--net ..................       267,284,910        136,266,402
 Change in unrealized appreciation (depreciation)--net ..........................       405,129,866        178,170,268
                                                                                   ----------------     --------------
Net increase (decrease) in net assets resulting from operations .................       739,731,118        349,760,788
                                                                                   ----------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
  Institutional Shares ..........................................................       (70,479,560)       (25,534,748)
 Open Shares ....................................................................        (2,472,196)          (250,536)
 From realized gains--net
  Institutional Shares ..........................................................      (191,266,859)      (144,495,716)
 Open Shares ....................................................................        (7,348,292)        (2,219,617)
 In excess of investment income--net
  Institutional Shares ..........................................................       (32,606,665)                --
 Open Shares ....................................................................        (1,143,737)                --
 In excess of realized gains--net
  Institutional Shares ..........................................................                --                 --
 Open Shares ....................................................................                --                 --
                                                                                   ----------------     --------------
Net decrease in net assets resulting from distributions .........................      (305,317,309)      (172,500,617)
                                                                                   ----------------     --------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares ..........................................................     1,567,830,033      1,265,219,569
 Open Shares ....................................................................       290,150,531        140,707,664
 Net proceeds from reinvestment of distributions
  Institutional Shares ..........................................................       274,265,893        168,928,556
 Open Shares ....................................................................         9,632,374          2,243,315
 Cost of shares redeemed
  Institutional Shares ..........................................................    (1,557,031,320)      (829,574,309)
 Open Shares ....................................................................      (223,629,942)      (108,710,913)
                                                                                   ----------------     --------------
Net increase (decrease) in net assets from capital stock transactions ...........       361,217,569        638,813,882
                                                                                   ----------------     --------------
Total increase (decrease) in net assets .........................................       795,631,378        816,074,053
Net assets at beginning of year .................................................     2,926,592,436      2,110,518,383
                                                                                   ----------------     --------------
Net assets at end of year* ......................................................  $  3,722,223,814     $2,926,592,436
                                                                                   ================     ==============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of year ........................................       189,079,168        150,349,803
                                                                                   ----------------     --------------
 Shares sold ....................................................................        97,266,494         81,842,532
 Shares issued to shareholders from reinvestment of distributions ...............        16,569,235         11,354,528
 Shares repurchased .............................................................       (95,577,629)       (54,467,695)
                                                                                   ----------------     --------------
 Net increase (decrease) ........................................................        18,258,100         38,729,365
                                                                                   ----------------     --------------
 Shares outstanding at end of year ..............................................       207,337,268        189,079,168
                                                                                   ================     ==============
OPEN SHARES:
 Shares outstanding at beginning of year ........................................         3,106,682            773,878
                                                                                   ----------------     --------------
 Shares sold ....................................................................        18,015,062          9,132,813
 Shares issued to shareholders from reinvestment of distributions ...............           582,110            150,724
 Shares repurchased .............................................................       (13,709,801)        (6,950,733)
                                                                                   ----------------     --------------
 Net increase (decrease) ........................................................         4,887,371          2,332,804
                                                                                   ----------------     --------------
 Shares outstanding at end of year ..............................................         7,994,053          3,106,682
                                                                                   ================     ==============
 *Includes undistributed (distributions in excess of) investment income-net .....  $    (48,028,440)    $  (20,141,111)
                                                                                   ================     ==============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


       LAZARD INTERNATIONAL SMALL CAP                 LAZARD EMERGING MARKETS                          LAZARD BOND
                 PORTFOLIO                                   PORTFOLIO                                  PORTFOLIO
--------------------------------------------  ----------------------------------------  -----------------------------------------
         YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
     DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1999     DECEMBER 31, 1998
    -------------------  -------------------  -------------------  -------------------  -------------------  --------------------


      $     2,219,317      $     1,368,388      $    3,798,049        $   5,108,200      $      6,509,592      $    5,668,900
            1,257,458           12,681,814            (929,711)         (48,799,388)           (4,899,519)          1,363,055
           42,610,498           (4,953,609)        170,956,951          (28,009,620)           (2,234,468)         (1,212,836)
      ---------------      ---------------      --------------        -------------      ----------------      ---------------
           46,087,273            9,096,593         173,825,289          (71,700,808)             (624,395)          5,819,119
      ---------------      ---------------      --------------        -------------      ----------------      ---------------


           (1,852,846)            (752,862)         (4,349,612)          (4,058,419)           (5,357,536)         (5,116,501)
              (17,000)              (5,976)            (79,945)            (121,120)             (671,175)           (589,199)

           (1,722,369)         (15,715,143)                 --                   --                    --          (1,325,439)
              (22,299)            (221,751)                 --                   --                    --            (200,980)

                   --                   --            (122,189)                  --              (478,824)                (70)
                   --                   --              (2,246)                  --               (59,985)                 (9)

                   --                   --                  --                   --                    --            (150,643)
                   --                   --                  --                   --                    --             (18,525)
      ---------------      ---------------      --------------        -------------      ----------------      ---------------
           (3,614,514)         (16,695,732)         (4,553,992)          (4,179,539)           (6,567,520)         (7,401,366)
      ---------------      ---------------      --------------        -------------      ----------------      ---------------


           60,812,490          105,522,613         181,437,898          223,793,607           363,141,029          30,642,538
            1,056,862            7,946,853          14,452,309           42,143,524             5,171,755          10,295,197

            3,347,465           15,939,095           3,865,326            6,418,310             5,137,228           6,003,999
               34,262              221,922              75,410               39,672               653,992             714,757

          (66,183,628)         (77,988,431)       (183,031,252)         (95,979,356)         (370,764,169)        (27,312,623)
           (1,840,507)          (7,184,846)        (16,525,857)         (38,420,599)           (8,608,945)         (2,849,142)
      ---------------      ---------------      --------------        -------------      ----------------      ---------------
           (2,773,056)          44,457,206             273,834          137,995,158            (5,269,110)         17,494,726
      ---------------      ---------------      --------------        -------------      ----------------      ---------------
           39,699,703           36,858,067         169,545,131           62,114,811           (12,461,025)         15,912,479
          180,425,331          143,567,264         306,223,898          244,109,087           115,623,103          99,710,624
      ---------------      ---------------      --------------        -------------      ----------------      ---------------
      $   220,125,034      $   180,425,331      $  475,769,029        $ 306,223,898      $    103,162,078      $  115,623,103
      ===============      ===============      ==============        =============      ================      ===============


           15,590,528           12,122,940          42,950,229           25,697,597            10,154,742           9,217,915
      ---------------      ---------------      --------------        -------------      ----------------      ---------------
            5,033,426            7,901,725          23,270,856           28,909,650            38,115,392           3,060,161
              255,727            1,379,036             395,536              845,770               538,765             599,942
           (5,461,101)          (5,813,173)        (23,149,816)         (12,502,788)          (38,954,966)         (2,723,276)
      ---------------      ---------------      --------------        -------------      ----------------      ---------------
             (171,948)           3,467,588             516,576           17,252,632              (300,809)            936,827
      ---------------      ---------------      --------------        -------------      ----------------      ---------------
           15,418,580           15,590,528          43,466,805           42,950,229             9,853,933          10,154,742
      ===============      ===============      ==============        =============      ================      ===============

              232,449              160,229           1,176,048              844,049             1,540,500             726,613
      ---------------      ---------------      --------------        -------------      ----------------      ---------------
               93,525              571,256           2,069,221            5,261,508               534,487           1,025,899
                2,602               19,069               7,481                7,814                68,542              71,508
             (154,974)            (518,105)         (2,275,726)          (4,937,323)             (894,824)           (283,520)
      ---------------      ---------------      --------------        -------------      ----------------      ---------------
              (58,847)              72,220            (199,024)             331,999              (291,795)            813,887
      ---------------      ---------------      --------------        -------------      ----------------      ---------------
              173,602              232,449             977,024            1,176,048             1,248,705           1,540,500
      ===============      ===============      ==============        =============      ================      ===============
      $       146,077      $       (35,422)     $     (525,783)       $     220,015      $       (551,061)     $     (180,445)
      ===============      ===============      ==============        =============      ================      ===============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                                            LAZARD HIGH YIELD
                                                                                                PORTFOLIO
                                                                                           -------------------
                                                                                                YEAR ENDED
                                                                                            DECEMBER 31, 1999
                                                                                           -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Investment income (loss)--net ...........................................................    $  7,841,589
 Realized gain (loss) on investments, cross currency swaps and foreign currency--net .....      (5,468,472)
 Change in unrealized appreciation (depreciation)--net ...................................        (843,969)
                                                                                              ------------
Net increase (decrease) in net assets resulting from operations ..........................       1,529,148
                                                                                              ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
  Institutional Shares ...................................................................      (7,707,773)
 Open Shares .............................................................................        (133,823)
 From realized gains--net
  Institutional Shares ...................................................................              --
 Open Shares .............................................................................              --
 In excess of investment income--net
  Institutional Shares ...................................................................          (9,851)
 Open Shares .............................................................................            (171)
 In excess of realized gains--net
  Institutional Shares ...................................................................              --
 Open Shares .............................................................................              --
 From capital--net
  Institutional Shares ...................................................................              --
 Open Shares .............................................................................              --
                                                                                              ------------
Net decrease in net assets resulting from distributions ..................................      (7,851,618)
                                                                                              ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares ...................................................................      45,382,021
 Open Shares .............................................................................         999,125
 Net proceeds from reinvestment of distributions
  Institutional Shares ...................................................................       7,582,376
 Open Shares .............................................................................         121,082
 Cost of shares redeemed
  Institutional Shares ...................................................................      (5,033,496)
 Open Shares .............................................................................        (642,431)
                                                                                              ------------
Net increase (decrease) in net assets from capital stock transactions ....................      48,408,677
                                                                                              ------------
Total increase (decrease) in net assets ..................................................      42,086,207
Net assets at beginning of year ..........................................................      42,883,563
                                                                                              ------------
Net assets at end of year* ...............................................................    $ 84,969,770
                                                                                              ============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of year .................................................       4,453,235
                                                                                              ------------
 Shares sold .............................................................................       4,793,737
 Shares issued to shareholders from reinvestment of distributions ........................         833,182
 Shares repurchased ......................................................................        (544,549)
                                                                                              ------------
 Net increase (decrease) .................................................................       5,082,370
                                                                                              ------------
 Shares outstanding at end of year .......................................................       9,535,605
                                                                                              ============
OPEN SHARES:
 Shares outstanding at beginning of year .................................................         100,729
                                                                                              ------------
 Shares sold .............................................................................         108,247
 Shares issued to shareholders from reinvestment of distributions ........................          12,591
 Shares repurchased ......................................................................         (72,867)
                                                                                              ------------
 Net increase (decrease) .................................................................          47,971
                                                                                              ------------
 Shares outstanding at end of year .......................................................         148,700
                                                                                              ============
 *Includes undistributed (distributions in excess of) investment income-net ..............    $        267
                                                                                              ============



                                                                                            LAZARD HIGH YIELD
                                                                                                PORTFOLIO
                                                                                           --------------------
                                                                                               PERIOD ENDED
                                                                                            DECEMBER 31, 1998**
                                                                                           --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Investment income (loss)--net ...........................................................     $  2,666,797
 Realized gain (loss) on investments, cross currency swaps and foreign currency--net .....       (2,212,117)
 Change in unrealized appreciation (depreciation)--net ...................................       (1,145,661)
                                                                                               ------------
Net increase (decrease) in net assets resulting from operations ..........................         (690,981)
                                                                                               ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
  Institutional Shares ...................................................................       (2,646,121)
 Open Shares .............................................................................          (20,676)
 From realized gains--net
  Institutional Shares ...................................................................               --
 Open Shares .............................................................................               --
 In excess of investment income--net
  Institutional Shares ...................................................................          (78,525)
 Open Shares .............................................................................             (705)
 In excess of realized gains--net
  Institutional Shares ...................................................................               --
 Open Shares .............................................................................               --
 From capital--net
  Institutional Shares ...................................................................               --
 Open Shares .............................................................................               --
                                                                                               ------------
Net decrease in net assets resulting from distributions ..................................       (2,746,027)
                                                                                               ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares ...................................................................       52,193,575
 Open Shares .............................................................................          984,032
 Net proceeds from reinvestment of distributions
  Institutional Shares ...................................................................        2,664,900
 Open Shares .............................................................................           21,381
 Cost of shares redeemed
  Institutional Shares ...................................................................       (9,518,672)
 Open Shares .............................................................................          (24,645)
                                                                                               ------------
Net increase (decrease) in net assets from capital stock transactions ....................       46,320,571
                                                                                               ------------
Total increase (decrease) in net assets ..................................................       42,883,563
Net assets at beginning of year ..........................................................               --
                                                                                               ------------
Net assets at end of year* ...............................................................     $ 42,883,563
                                                                                               ============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of year .................................................               --
                                                                                               ------------
 Shares sold .............................................................................        5,125,438
 Shares issued to shareholders from reinvestment of distributions ........................          270,082
 Shares repurchased ......................................................................         (942,285)
                                                                                               ------------
 Net increase (decrease) .................................................................        4,453,235
                                                                                               ------------
 Shares outstanding at end of year .......................................................        4,453,235
                                                                                               ============
OPEN SHARES:
 Shares outstanding at beginning of year .................................................               --
                                                                                               ------------
 Shares sold .............................................................................          101,097
 Shares issued to shareholders from reinvestment of distributions ........................            1,997
 Shares repurchased ......................................................................           (2,365)
                                                                                               ------------
 Net increase (decrease) .................................................................          100,729
                                                                                               ------------
 Shares outstanding at end of year .......................................................          100,729
                                                                                               ============
 *Includes undistributed (distributions in excess of) investment income-net ..............     $    (21,463)
                                                                                               ============

 **Commenced operations on January 2, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


    LAZARD INTERNATIONAL FIXED-INCOME                LAZARD STRATEGIC YIELD
                PORTFOLIO                                   PORTFOLIO
-----------------------------------------   -----------------------------------------
     YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
 DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1999     DECEMBER 31, 1998
-------------------   -------------------   -------------------   -------------------

  $   3,545,955           $4,875,222          $   24,000,315        $   31,621,200
     (4,192,996)             (139,509)           (11,218,336)          (30,022,479)
     (4,001,310)            9,605,472              4,041,759            (3,041,073)
----------------      ---------------         --------------        --------------
     (4,648,351)           14,341,185             16,823,738            (1,442,352)
----------------      ---------------         --------------        --------------


             --            (1,954,550)           (22,570,103)          (19,465,202)
             --               (62,023)            (1,430,212)             (791,250)

       (675,540)                   --                     --                    --
        (34,819)                   --                     --                    --

             --                    --                 (2,917)             (794,218)
             --                    --                   (185)              (35,597)

           (146)                   --                     --                    --
               (8)                 --                     --                    --

     (1,125,469)                   --                     --           (13,228,346)
        (52,805)                   --                     --              (592,897)
----------------      ---------------         --------------        --------------
     (1,888,787)           (2,016,573)           (24,003,417)          (34,907,510)
----------------      ---------------         --------------        --------------


     27,539,426            30,541,436            191,948,304           476,144,319
      2,031,273             2,380,537            182,317,275           154,324,729

      1,719,854             2,276,718             16,624,003            21,895,133
         83,838                72,083              1,205,221             1,174,776

    (64,592,946)          (39,431,530)          (293,687,843)         (465,223,430)
     (2,841,194)             (870,320)          (189,135,351)         (146,658,525)
----------------      ---------------         --------------        --------------
    (36,059,749)           (5,031,076)           (90,728,391)           41,657,002
----------------      ---------------         --------------        --------------
    (42,596,887)            7,293,536            (97,908,070)            5,307,140
    120,250,774           112,957,238            420,059,361           414,752,221
----------------      ---------------         --------------        --------------
  $  77,653,887        $  120,250,774         $  322,151,291        $  420,059,361
================      ===============         ==============        ==============


     10,782,322            11,439,832             44,107,303            41,370,616
----------------      ---------------         --------------        --------------
      2,688,009             3,069,726             21,343,867            50,232,451
        170,799               232,609              1,863,022             2,318,882
     (6,388,909)           (3,959,845)           (32,643,458)          (49,814,646)
----------------      ---------------         --------------        --------------
     (3,530,101)             (657,510)            (9,436,569)            2,736,687
----------------      ---------------         --------------        --------------
      7,252,221            10,782,322             34,670,734            44,107,303
================      ===============         ==============        ==============

        444,293               287,789              2,489,504             1,584,672
----------------      ---------------         --------------        --------------
        198,864               239,066             20,407,856            16,328,778
          8,366                 7,344                135,127               124,369
       (278,630)              (89,906)           (21,215,990)          (15,548,315)
----------------      ---------------         --------------        --------------
        (71,400)              156,504               (673,007)              904,832
----------------      ---------------         --------------        --------------
        372,893               444,293              1,816,497             2,489,504
================      ===============         ==============        ==============
  $    (165,595)       $     (282,389)        $    6,042,917        $    1,046,593
================      ===============         ==============        ==============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD EQUITY PORTFOLIO

                                                                               YEAR ENDED
                                                -------------------------------------------------------------------------
                                                  12/31/99       12/31/98       12/31/97       12/31/96        12/31/95
INSTITUTIONAL SHARES                            ------------   ------------   ------------   ------------   -------------
Net asset value, beginning of period ........     $ 21.75        $ 19.98        $ 19.24        $ 17.41         $ 13.75
                                                  -------        -------        -------        -------         -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........        0.26           0.28           0.22           0.33            0.23
 Net realized and unrealized gain (loss).....        0.66           3.10           4.54           3.06            4.93
                                                  -------        -------        -------        -------         -------
 Total from investment operations ...........        0.92           3.38           4.76           3.39            5.16
                                                  -------        -------        -------        -------         -------
Less distributions from and in excess of:
 Net investment income ......................      ( 0.26)        ( 0.26)        ( 0.22)        ( 0.33)         ( 0.18)
 Net realized gain ..........................      ( 1.33)        ( 1.35)        ( 3.80)        ( 1.23)         ( 1.32)
                                                  -------        -------        -------        -------         -------
 Total distributions ........................      ( 1.59)        ( 1.61)        ( 4.02)        ( 1.56)         ( 1.50)
                                                  -------        -------        -------        -------         -------
Net asset value, end of period ..............     $ 21.08        $ 21.75        $ 19.98        $ 19.24         $ 17.41
                                                  =======        =======        =======        =======         =======
TOTAL RETURN (A) ............................        4.2  %        17.3  %        25.1  %        19.9  %         37.7  %
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....     $377,660       $361,126       $333,575       $278,605        $163,787
Ratios to average net assets:
 Net expenses ...............................        0.84%          0.85%          0.86%          0.89%           0.92%
 Gross expenses .............................        0.84%          0.85%          0.87%          0.89%           0.92%
 Net investment income ......................        1.14%          1.28%          1.00%          1.87%           1.45%
Portfolio turnover rate .....................          62%            76%            78%            66%             81%


                                                        YEAR ENDED             FOR THE PERIOD
                                                ---------------------------      2/5/97* TO
                                                  12/31/99       12/31/98         12/31/97
OPEN SHARES                                     ------------   ------------   ---------------
Net asset value, beginning of period ........     $ 21.76        $ 19.99          $ 20.19
                                                  -------        -------          -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........        0.20           0.20             0.13
 Net realized and unrealized gain (loss).....        0.65           3.12             3.62
                                                  -------        -------          -------
 Total from investment operations ...........        0.85           3.32             3.75
                                                  -------        -------          -------
Less distributions from and in excess of:
 Net investment income ......................       (0.23)         (0.20)           (0.15)
 Net realized gain ..........................       (1.33)         (1.35)           (3.80)
                                                  -------        -------          -------
 Total distributions ........................       (1.56)         (1.55)           (3.95)
                                                  -------        -------          -------
Net asset value, end of period ..............     $ 21.05        $ 21.76          $ 19.99
                                                  =======        =======          =======
TOTAL RETURN (A) ............................         3.9%          17.0%            18.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....    $121,994       $117,624         $ 22,811
Ratios to average net assets:
 Net expenses (b) ...........................        1.10%          1.12%            1.22%
 Gross expenses (b) .........................        1.10%          1.12%            1.35%
 Net investment income (b) ..................        0.89%          0.96%            0.60%

SEE NOTES TO FINANCIAL HIGHLIGHTS.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD MID CAP PORTFOLIO



                                                         YEAR ENDED            FOR THE PERIOD
                                                 ---------------------------     11/4/97* TO
                                                   12/31/99       12/31/98         12/31/97
INSTITUTIONAL SHARES                             ------------   ------------   ---------------
Net asset value, beginning of period .........     $ 10.46        $ 10.26          $ 10.00
                                                   -------        -------          -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ............        0.02           0.05             0.02
 Net realized and unrealized gain (loss)......        0.43           0.31             0.26
                                                   -------        -------          -------
 Total from investment operations ............        0.45           0.36             0.28
                                                   -------        -------          -------
Less distributions from and in excess of:
 Net investment income .......................       (0.03)         (0.05)           (0.02)
 Net realized gain ...........................       (0.10)         (0.11)              --
                                                   -------        -------          -------
 Total distributions .........................       (0.13)         (0.16)           (0.02)
                                                   -------        -------          -------
Net asset value, end of period ...............     $ 10.78        $ 10.46          $ 10.26
                                                   =======        =======          =======
TOTAL RETURN (A) .............................         4.4%          3.7%              2.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....     $27,521        $55,731          $49,779
Ratios to average net assets:
 Net expenses (b) ............................        1.05%          1.05%            1.05%
 Gross expenses (b) ..........................        1.17%          1.23%            1.44%
 Net investment income (b) ...................        0.23%          0.48%            1.02%
Portfolio turnover rate ......................         113%            86%               1%


                                                         YEAR ENDED
                                                 ---------------------------    FOR THE PERIOD
                                                                                 11/4/97* TO
                                                   12/31/99       12/31/98         12/31/97
OPEN SHARES                                      ------------   ------------   ---------------
Net asset value, beginning of period .........     $ 10.45        $ 10.26          $ 10.00
                                                   -------        -------          -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ............       (0.01)          0.02             0.01
 Net realized and unrealized gain (loss)......        0.42           0.32             0.26
                                                   -------        -------          -------
 Total from investment operations ............        0.41           0.34             0.27
                                                   -------        -------          -------
Less distributions from and in excess of:
 Net investment income .......................       (0.02)         (0.04)           (0.01)
 Net realized gain ...........................       (0.10)         (0.11)              --
                                                   -------        -------          -------
 Total distributions .........................       (0.12)         (0.15)           (0.01)
                                                   -------        -------          -------
Net asset value, end of period ...............     $ 10.74        $ 10.45          $ 10.26
                                                   =======        =======          =======
TOTAL RETURN (A) .............................        4.0%           3.4%             2.7%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....     $14,024        $16,345          $ 1,806
Ratios to average net assets:
 Net expenses (b) ............................       1.35%          1.35%            1.35%
 Gross expenses (b) ..........................       1.55%          1.66%            4.97%
 Net investment income (b) ...................      (0.08%)         0.29%            0.72%

SEE NOTES TO FINANCIAL HIGHLIGHTS.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD SMALL CAP PORTFOLIO

                                                                                YEAR ENDED
                                                   ----------------------------------------------------------------------
                                                    12/31/99         12/31/98      12/31/97      12/31/96      12/31/95
INSTITUTIONAL SHARES                                --------         --------      --------      --------      --------
Net asset value, beginning of period ..........    $  17.39        $    20.02     $     18.44     $  15.95      $  14.35
                                                   --------        ----------     -----------     --------      --------
Income (loss) from investment operations:
 Net investment income (loss) (c) .............        0.10              0.08            0.07         0.11          0.13
 Net realized and unrealized
  gain (loss) .................................        0.17(d)          (2.60)           4.92         3.68          2.95
                                                   --------        ----------     -----------     --------      --------
 Total from investment operations .............        0.27             (2.52)           4.99         3.79          3.08
                                                   --------        ----------     -----------     --------      --------
Less distributions from and in excess of:
 Net investment income ........................       (0.11)            (0.01)          (0.06)       (0.11)        (0.16)
 Net realized gain ............................       (0.98)            (0.10)          (3.35)       (1.19)        (1.32)
                                                   --------        ----------     -----------     --------      --------
 Total distributions ..........................       (1.09)            (0.11)          (3.41)       (1.30)        (1.48)
                                                   --------        ----------     -----------     --------      --------
Net asset value, end of period ................    $  16.57        $    17.39     $     20.02     $  18.44      $  15.95
                                                   ========        ==========     ===========     ========      ========
TOTAL RETURN (A) ..............................        1.8%            (12.6%)         28.1%         23.9%         21.5%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......    $906,945        $1,411,503     $1,445,075      $981,405      $646,371
Ratios to average net assets:
 Net expenses .................................       0.81%             0.81%          0.82%         0.84%         0.84%
 Gross expenses ...............................       0.81%             0.81%          0.82%         0.84%         0.84%
 Net investment income ........................       0.60%             0.50%          0.35%         0.60%         0.90%
Portfolio turnover rate .......................         50%               46%            56%           51%           70%


                                                           YEAR ENDED                FOR THE PERIOD
                                                  -------------------------------      1/30/97* TO
                                                     12/31/99         12/31/98         12/31/97
OPEN SHARES                                          --------         --------         --------
Net asset value, beginning of period ..........      $  17.35          $ 20.02          $ 18.75
                                                     --------          -------          -------
Income (loss) from investment operations:
 Net investment income (loss) (c) .............          0.06             0.03             0.01
 Net realized and unrealized
  gain (loss) .................................          0.16(d)         (2.60)            4.61
                                                     --------          -------          -------
 Total from investment operations .............          0.22           ( 2.57)            4.62
                                                     --------          -------          -------
Less distributions from and in excess of:
 Net investment income ........................         (0.08)              --               --
 Net realized gain ............................         (0.98)           (0.10)           (3.35)
                                                     --------          -------          -------
 Total distributions ..........................         (1.06)           (0.10)           (3.35)
                                                     --------          -------          -------
Net asset value, end of period ................      $  16.51          $ 17.35          $ 20.02
                                                     ========          =======          =======
TOTAL RETURN (A) ..............................          1.5%           (12.9%)           25.6%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......      $ 86,413         $ 93,547          $46,097
Ratios to average net assets:
 Net expenses (b) .............................         1.09%            1.09%            1.14%
 Gross expenses (b) ...........................         1.09%            1.09%            1.23%
 Net investment income (b) ....................         0.33%            0.21%            0.12%

SEE NOTES TO FINANCIAL HIGHLIGHTS.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD GLOBAL EQUITY PORTFOLIO



                                                                    YEAR ENDED                    FOR THE PERIOD
                                                    ------------------------------------------      1/4/96* TO
                                                      12/31/99       12/31/98       12/31/97         12/31/96
INSTITUTIONAL SHARES                                  --------       --------       --------         --------
   Net asset value, beginning of period .........     $ 13.14        $ 11.91        $ 11.48          $ 10.00
                                                      -------        -------        -------          -------
   Income (loss) from investment operations:
    Net investment income (loss) (c) ............        0.19           0.10           0.14             0.09
    Net realized and unrealized gain (loss) .....        1.95           1.90           1.58             1.49
                                                      -------        -------        -------          -------
    Total from investment operations ............        2.14           2.00           1.72             1.58
                                                      -------        -------        -------          -------
   Less distributions from and in excess of:
    Net investment income .......................       (0.21)         (0.08)         (0.15)           (0.10)
    Net realized gain ...........................       (0.51)         (0.69)         (1.14)              --
                                                      -------        -------        -------          -------
    Total distributions .........................       (0.72)         (0.77)         (1.29)           (0.10)
                                                      -------        -------        -------          -------
   Net asset value, end of period ...............     $ 14.56        $ 13.14        $ 11.91          $ 11.48
                                                      =======        =======        =======          =======
   TOTAL RETURN (A) .............................       16.4%          17.1%          15.3%            15.8%
   RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....     $63,557        $17,710        $10,359          $ 9,784
   Ratios to average net assets:
    Net expenses (b) ............................       1.05%          1.05%          1.05%            1.05%
    Gross expenses (b) ..........................       1.21%          2.18%          2.55%            5.06%
    Net investment income (b) ...................       1.35%          1.07%          1.02%            1.70%
   Portfolio turnover rate ......................         43%            48%            64%              74%


                                                            YEAR ENDED            FOR THE PERIOD
                                                    ---------------------------    1/30/97* TO
                                                      12/31/99       12/31/98        12/31/97
OPEN SHARES                                           --------       --------        --------
   Net asset value, beginning of period .........     $ 13.16        $ 11.92          $ 11.31
                                                      -------        -------          -------
   Income (loss) from investment operations:
    Net investment income (loss) (c) ............        0.13           0.09             0.08
    Net realized and unrealized gain (loss) .....        1.97           1.88             1.78
                                                      -------        -------          -------
    Total from investment operations ............        2.10           1.97             1.86
                                                      -------        -------          -------
   Less distributions from and in excess of:
    Net investment income .......................       (0.19)         (0.04)           (0.11)
    Net realized gain ...........................       (0.51)         (0.69)           (1.14)
                                                      -------        -------          -------
    Total distributions .........................       (0.70)         (0.73)           (1.25)
                                                      -------        -------          -------
   Net asset value, end of period ...............     $ 14.56        $ 13.16          $ 11.92
                                                      =======        =======          =======
   TOTAL RETURN (A) .............................       16.1%          16.8%            16.7%
   RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....     $ 6,262        $ 4,824          $ 2,290
   Ratios to average net assets:
    Net expenses (b) ............................       1.35%          1.35%            1.35%
    Gross expenses (b) ..........................       1.80%          2.85%            4.23%
    Net investment income (b) ...................       0.95%          0.77%            0.67%
   SEE NOTES TO FINANCIAL HIGHLIGHTS.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL EQUITY PORTFOLIO

                                                                                YEAR ENDED
                                              -------------------------------------------------------------------------------
                                                  12/31/99        12/31/98       12/31/97        12/31/96        12/31/95
INSTITUTIONAL SHARES                              --------        --------       --------        --------        --------
Net asset value, beginning of period ........   $    15.23       $   13.97      $    13.62      $    12.50      $    11.23
                                                ----------       ---------      ----------      ----------      ----------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........         0.34            0.18            0.22            0.17            0.19
 Net realized and unrealized gain (loss).....         3.25            2.03            1.40            1.76            1.29
                                                ----------      ----------      ----------      ----------      ----------
 Total from investment operations ...........         3.59            2.21            1.62            1.93            1.48
                                                ----------      ----------      ----------      ----------      ----------
Less distributions from and in excess of:
 Net investment income ......................        (0.54)          (0.14)          (0.34)          (0.19)          (0.09)
 Net realized gain ..........................        (0.99)          (0.81)          (0.93)          (0.62)          (0.12)
                                                ----------      ----------      ----------      ----------      ----------
 Total distributions ........................        (1.53)         (0.95)           (1.27)          (0.81)          (0.21)
                                                ----------      ----------      ----------      ----------      ----------
Net asset value, end of period ..............   $    17.29      $    15.23      $    13.97      $    13.62      $    12.50
                                                ==========      ==========      ==========      ==========      ==========
TOTAL RETURN (A) ............................        24.1%           16.0%           11.8%           15.6%           13.1%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....   $3,584,093      $2,879,289      $2,099,724      $1,816,173      $1,299,549
Ratios to average net assets:
 Net expenses ...............................        0.88%           0.90%           0.89%           0.91%           0.95%
 Gross expenses .............................        0.88%           0.90%           0.89%           0.91%           0.95%
 Net investment income ......................        2.09%           1.37%           1.18%           1.93%           1.82%
Portfolio turnover rate .....................          35%             41%             37%             39%             63%


                                                        YEAR ENDED           FOR THE PERIOD
                                                ---------------------------     1/23/97* TO
                                                  12/31/99       12/31/98        12/31/97
OPEN SHARES                                     ------------   ------------  ---------------
Net asset value, beginning of period ........     $ 15.23        $ 13.95          $ 13.29
                                                  -------        -------          -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........        0.31           0.18             0.16
 Net realized and unrealized gain (loss).....        3.22           2.00             1.71
                                                  -------        -------          -------
 Total from investment operations ...........        3.53           2.18             1.87
                                                  -------        -------          -------
Less distributions from and in excess of:
 Net investment income ......................       (0.49)         (0.09)           (0.28)
 Net realized gain ..........................       (0.99)         (0.81)           (0.93)
                                                  -------        -------          -------
 Total distributions ........................       (1.48)         (0.90)           (1.21)
                                                  -------        -------          -------
Net asset value, end of period ..............     $ 17.28        $ 15.23          $ 13.95
                                                  =======        =======          =======
TOTAL RETURN (A) ............................       23.7%          15.8%            14.1%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....     $138,131       $47,303          $10,794
Ratios to average net assets:
 Net expenses (b) ...........................        1.16%         1.24%            1.25%
 Gross expenses (b) .........................        1.16%         1.24%            1.61%
 Net investment income (b) ..................        1.87%         1.02%            0.37%

SEE NOTES TO FINANCIAL HIGHLIGHTS.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

                                                                               YEAR ENDED
                                                ---------------------------------------------------------------------
                                                  12/31/99       12/31/98       12/31/97       12/31/96      12/31/95
INSTITUTIONAL SHARES                              --------       --------       --------       --------      --------
Net asset value, beginning of period ........    $  11.40       $  11.69       $  11.93       $  10.52        $  10.38
                                                 --------       --------       --------       --------        --------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........        0.14           0.05           0.07           0.08            0.14
 Net realized and unrealized gain (loss).....        2.81           0.83          (0.03)          1.55            0.06
                                                 --------       --------       --------       --------        --------
 Total from investment operations ...........        2.95           0.88           0.04           1.63            0.20
                                                 --------       --------       --------       --------        --------
Less distributions from and in excess of:
 Net investment income ......................       (0.12)         (0.05)         (0.07)         (0.08)             --
 Net realized gain ..........................       (0.11)         (1.12)         (0.21)         (0.14)          (0.06)
                                                 --------       --------       --------       --------        --------
 Total distributions ........................       (0.23)         (1.17)         (0.28)         (0.22)          (0.06)
                                                 --------       --------       --------       --------        --------
Net asset value, end of period ..............    $  14.12       $  11.40       $  11.69       $  11.93        $  10.52
                                                 ========       ========       ========       ========        ========
TOTAL RETURN (A) ............................       26.1%           7.6%           0.3%          15.6%            1.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....    $217,684       $177,779       $141,695       $126,973        $115,534
Ratios to average net assets:
 Net expenses ...............................       1.01%          1.04%          1.09%          1.12%           1.13%
 Gross expenses .............................       1.01%          1.04%          1.09%          1.12%           1.13%
 Net investment income ......................       1.17%          0.81%          0.73%          1.67%           1.56%
Portfolio turnover rate .....................         50%            56%            63%           101%            118%




                                                        YEAR ENDED            FOR THE PERIOD
                                                ---------------------------     2/13/97* TO
                                                  12/31/99      12/31/98         12/31/97
OPEN SHARES                                       --------       --------        --------
Net asset value, beginning of period ........     $ 11.38        $ 11.69         $  12.32
                                                  -------        -------         --------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........        0.09           0.01             0.02
 Net realized and unrealized gain (loss).....        2.80           0.83            (0.42)
                                                  -------        -------         --------
 Total from investment operations ...........        2.89           0.84            (0.40)
                                                  -------        -------         --------
Less distributions from and in excess of:
 Net investment income ......................       (0.10)         (0.03)           (0.02)
 Net realized gain ..........................       (0.11)         (1.12)           (0.21)
                                                  -------        -------         --------
 Total distributions ........................       (0.21)         (1.15)           (0.23)
                                                  -------        -------         --------
Net asset value, end of period ..............     $ 14.06        $ 11.38         $  11.69
                                                  =======        =======         ========
TOTAL RETURN (A) ............................       25.6%           7.2%            (3.2%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....     $ 2,441        $ 2,646         $  1,873
Ratios to average net assets:
 Net expenses (b) ...........................       1.43%          1.43%            1.43%
 Gross expenses (b) .........................       2.12%          1.93%            3.39%
 Net investment income (b) ..................       0.77%          0.43%            0.34%

SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD EMERGING MARKETS PORTFOLIO

                                                                              YEAR ENDED
                                                ------------------------------------------------------------------------
                                                  12/31/99      12/31/98       12/31/97         12/31/96        12/31/95
INSTITUTIONAL SHARES                              --------      --------       --------         --------        --------
Net asset value, beginning of period ........    $   6.94       $   9.20        $  11.21       $    9.24        $   9.86
                                                 --------       --------        --------       ---------        --------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........        0.09           0.10            0.10            0.07            0.08
 Net realized and unrealized gain (loss).....        3.77          (2.26)          (1.18)           2.11           (0.66)
                                                 --------       --------        --------       ---------        --------
 Total from investment operations ...........        3.86          (2.16)          (1.08)           2.18           (0.58)
                                                 --------       --------        --------       ---------        --------
Less distributions from and in excess of:
 Net investment income ......................       (0.10)         (0.10)          (0.09)          (0.08)          (0.04)
 Net realized gain ..........................          --             --           (0.84)          (0.13)             --
                                                 --------       --------        --------       ---------        --------
 Total distributions ........................       (0.10)         (0.10)          (0.93)          (0.21)          (0.04)
                                                 --------       --------        --------       ---------        --------
Net asset value, end of period ..............     $ 10.70       $   6.94        $   9.20       $   11.21        $   9.24
                                                 ========       ========        ========       =========        ========
TOTAL RETURN (A) ............................       55.8%         (23.5%)          (9.8%)          23.6%           (5.9%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....    $465,278       $298,033        $236,340        $145,328        $ 35,216
Ratios to average net assets:
 Net expenses ...............................       1.24%          1.28%           1.32%           1.38%           1.30%
 Gross expenses .............................       1.25%          1.29%           1.33%           1.48%           2.00%
 Net investment income ......................       1.05%          1.84%           1.26%           1.40%           1.22%
Portfolio turnover rate .....................         46%            36%             40%             51%            102%


                                                        YEAR ENDED            FOR THE PERIOD
                                                ---------------------------     1/8/97* TO
                                                  12/31/99      12/31/98         12/31/97
OPEN SHARES                                       --------      --------         --------
Net asset value, beginning of period ........     $  6.97       $   9.20         $  11.45
                                                  -------       --------         --------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........        0.06           0.11             0.07
 Net realized and unrealized gain (loss).....        3.79          (2.26)           (1.42)
                                                  -------       --------         --------
 Total from investment operations ...........        3.85          (2.15)           (1.35)
                                                  -------       --------         --------
Less distributions from and in excess of:
 Net investment income ......................       (0.08)         (0.08)           (0.07)
 Net realized gain ..........................          --             --            (0.83)
                                                  -------       --------         --------
 Total distributions ........................       (0.08)         (0.08)           (0.90)
                                                  -------       --------         --------
Net asset value, end of period ..............     $ 10.74       $   6.97         $   9.20
                                                  =======       ========         ========
TOTAL RETURN (A) ............................       55.3%         (23.3%)          (12.0%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....     $10,491       $  8,191         $  7,769
Ratios to average net assets:
 Net expenses (b) ...........................       1.60%          1.60%            1.60%
 Gross expenses (b) .........................       1.75%          1.76%            1.93%
 Net investment income (b) ..................       0.73%          1.54%            1.01%

SEE NOTES TO FINANCIAL HIGHLIGHTS.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD BOND PORTFOLIO

                                                                                YEAR ENDED
                                                --------------------------------------------------------------------------
                                                   12/31/99        12/31/98       12/31/97       12/31/96       12/31/95
INSTITUTIONAL SHARES                               --------        --------        -------        -------        -------
Net asset value, beginning of period ........     $   9.89        $  10.03        $  9.88        $ 10.10        $  9.24
                                                  --------        --------        -------        -------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........         0.55            0.55           0.59           0.56           0.60
 Net realized and unrealized gain (loss).....        (0.60)           0.01           0.23          (0.14)          0.86
                                                  --------        --------        -------        -------        -------
 Total from investment operations ...........        (0.05)           0.56           0.82           0.42           1.46
                                                  --------        --------        -------        -------        -------
Less distributions from and in excess of:
 Net investment income ......................        (0.55)          (0.55)         (0.60)         (0.57)         (0.60)
 Net realized gain ..........................           --           (0.15)         (0.07)         (0.07)            --
                                                  --------        --------        -------        -------        -------
 Total distributions ........................        (0.55)          (0.70)         (0.67)         (0.64)         (0.60)
                                                  --------        --------        -------        -------        -------
Net asset value, end of period ..............     $   9.29        $   9.89        $ 10.03        $  9.88        $ 10.10
                                                  ========        ========        =======        =======        =======
TOTAL RETURN (A) ............................        (0.5%)           5.8%           8.6%           4.4%          16.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....     $ 91,557        $100,397        $92,428        $69,906        $46,083
Ratios to average net assets:
 Net expenses ...............................        0.76%           0.78%          0.80%          0.80%          0.80%
 Gross expenses .............................        0.76%           0.79%          0.81%          0.88%          0.97%
 Net investment income ......................        5.74%           5.45%          5.81%          5.77%          6.07%
Portfolio turnover rate .....................         549%            335%           447%           460%           244%


                                                         YEAR ENDED            FOR THE PERIOD
                                                  ------------------------       3/5/97* TO
                                                  12/31/99        12/31/98        12/31/97
OPEN SHARES                                       --------        --------        --------
Net asset value, beginning of period ........     $   9.88        $  10.02         $   9.86
                                                  --------        --------         --------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........         0.51            0.52             0.46
 Net realized and unrealized gain (loss).....        (0.58)           0.01             0.24
                                                  --------        --------         --------
 Total from investment operations ...........        (0.07)           0.53             0.70
                                                  --------        --------         --------
Less distributions from and in excess of:
 Net investment income ......................        (0.52)          (0.52)           (0.47)
 Net realized gain ..........................           --           (0.15)           (0.07)
                                                  --------        --------         --------
 Total distributions ........................        (0.52)          (0.67)           (0.54)
                                                  --------        --------         --------
Net asset value, end of period ..............     $   9.29        $   9.88         $  10.02
                                                  ========        ========         ========
TOTAL RETURN (A) ............................        (0.8%)           5.4%             7.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....     $ 11,605        $ 15,226         $ 7 ,283
Ratios to average net assets:
 Net expenses (b) ...........................        1.10%           1.10%            1.10%
 Gross expenses (b) .........................        1.15%           1.21%            1.49%
 Net investment income (b) ..................        5.37%           5.11%            5.46%

SEE NOTES TO FINANCIAL HIGHLIGHTS.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD HIGH YIELD PORTFOLIO

                                                                     FOR THE PERIOD
                                                      YEAR ENDED       1/2/98* TO
                                                       12/31/99         12/31/98
INSTITUTIONAL SHARES                                   --------         --------
Net asset value, beginning of period .............     $  9.42          $ 10.00
                                                       -------          -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................        0.92             0.88
 Net realized and unrealized gain (loss) .........       (0.65)          ( 0.57)
                                                       -------          -------
 Total from investment operations ................        0.27             0.31
                                                       -------          -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.92)          ( 0.89)
 Net realized gain ...............................          --               --
                                                       -------          -------
 Total distributions .............................       (0.92)          ( 0.89)
                                                       -------          -------
Net asset value, end of period ...................     $  8.77          $  9.42
                                                       =======          =======
TOTAL RETURN (A) .................................        2.9%             2.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $83,664          $41,935
Ratios to average net assets:
 Net expenses (b) ................................       0.94%            1.05%
 Gross expenses (b) ..............................       1.06%            1.55%
 Net investment income (b) .......................      10.08%            8.87%
Portfolio turnover rate ..........................        190%             418%


                                                                   FOR THE PERIOD
                                                      YEAR ENDED     2/24/98* TO
                                                       12/31/99        12/31/98
OPEN SHARES                                            --------       ---------
Net asset value, beginning of period .............     $  9.42         $  10.37
                                                       -------         --------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................        0.90             0.72
 Net realized and unrealized gain (loss) .........       (0.65)           (0.94)
                                                       -------         --------
 Total from investment operations ................        0.25            (0.22)
                                                       -------         --------
Less distributions from and in excess of:
 Net investment income ...........................       (0.89)           (0.73)
 Net realized gain ...............................          --               --
                                                       -------         --------
 Total distributions .............................       (0.89)           (0.73)
                                                       -------         --------
Net asset value, end of period ...................     $  8.78         $   9.42
                                                       =======         ========
TOTAL RETURN (A) .................................        2.7%            (2.2%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $ 1,305         $    949
Ratios to average net assets:
 Net expenses (b) ................................       1.22%            1.35%
 Gross expenses (b) ..............................       2.92%            9.77%
 Net investment income (b) .......................       9.89%            8.59%

SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO

                                                                                  YEAR ENDED
                                                --------------------------------------------------------------------------
                                                  12/31/99        12/31/98        12/31/97        12/31/96       12/31/95
INSTITUTIONAL SHARES                              --------        --------        --------        --------       --------
Net asset value, beginning of period ........     $  10.71        $   9.63        $  10.78         $ 10.85        $ 10.23
                                                  --------        --------        --------         -------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........         0.36            0.32            0.40            0.54           0.70
 Net realized and unrealized gain (loss).....        (0.68)           0.98           (1.05)           0.03           1.25
                                                  --------        --------        --------         -------        -------
 Total from investment operations ...........        (0.32)           1.30           (0.65)           0.57           1.95
                                                  --------        --------        --------         -------        -------
Less distributions from and in excess of:
 Net investment income ......................           --           (0.22)          (0.13)          (0.59)         (1.13)
 Net realized gain ..........................        (0.08)             --           (0.12)          (0.05)         (0.20)
 Capital ....................................        (0.12)             --           (0.25)             --             --
                                                  --------        --------        --------         -------        -------
 Total distributions ........................        (0.20)          (0.22)          (0.50)          (0.64)         (1.33)
                                                  --------        --------        --------         -------        -------
Net asset value, end of period ..............     $  10.19        $  10.71        $   9.63         $ 10.78        $ 10.85
                                                  ========        ========        ========         =======        =======
TOTAL RETURN (A) ............................        (2.9%)          13.2%           (5.6%)           5.5%          19.4%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....     $ 73,871        $115,500        $110,185         $88,430        $45,624
Ratios to average net assets:
 Net expenses ...............................        1.09%           1.09%           1.06%           1.05%          1.05%
 Gross expenses .............................        1.13%           1.10%           1.10%           1.21%          1.25%
 Net investment income ......................        3.55%           4.27%           5.13%           5.54%          5.99%
Portfolio turnover rate .....................         139%            187%            166%            242%           190%




                                                         YEAR ENDED             FOR THE PERIOD
                                                -----------------------------     1/8/97* TO
                                                   12/31/99        12/31/98        12/31/97
OPEN SHARES                                        --------        --------        --------
Net asset value, beginning of period ........     $  10.69         $  9.63         $  10.64
                                                  --------         -------         --------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........         0.34            0.31             0.43
 Net realized and unrealized gain (loss).....        (0.69)           0.96            (0.98)
                                                  --------         -------         --------
 Total from investment operations ...........        (0.35)           1.27            (0.55)
                                                  --------         -------         --------
Less distributions from and in excess of:
 Net investment income ......................           --           (0.21)           (0.08)
 Net realized gain ..........................        (0.08)             --            (0.12)
 Capital ....................................        (0.12)             --            (0.26)
                                                  --------         -------         --------
 Total distributions ........................        (0.20)          (0.21)           (0.46)
                                                  --------         -------         --------
Net asset value, end of period ..............     $  10.14         $ 10.69         $   9.63
                                                  ========         =======         ========
TOTAL RETURN (A) ............................        (3.2%)          12.9%            (4.8%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....     $  3,783         $ 4,751         $  2,772
Ratios to average net assets:
 Net expenses (b) ...........................        1.35%           1.35%            1.35%
 Gross expenses (b) .........................        1.91%           1.92%            2.71%
 Net investment income (b) ..................        3.30%           4.01%            4.68%

SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO

                                                                               YEAR ENDED
                                                  --------------------------------------------------------------------
                                                  12/31/99       12/31/98       12/31/97       12/31/96       12/31/95
INSTITUTIONAL SHARES                              --------       --------       --------       --------       --------
Net asset value, beginning of period ........    $   9.01       $   9.66       $  10.01       $   9.52        $  9.10
                                                 --------       --------       --------       --------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........        0.61           0.76           0.81           0.76           0.75
 Net realized and unrealized gain (loss).....       (0.18)         (0.69)         (0.28)          0.50           0.43
                                                 --------       --------       --------       --------        -------
 Total from investment operations ...........        0.43           0.07           0.53           1.26           1.18
                                                 --------       --------       --------       --------        -------
Less distributions from and in excess of:
 Net investment income ......................       (0.61)         (0.44)         (0.82)         (0.77)         (0.76)
 Net realized gain ..........................          --             --          (0.06)            --             --
 Capital ....................................          --          (0.28)            --             --             --
                                                 --------       --------       --------       --------        -------
 Total distributions ........................       (0.61)         (0.72)         (0.88)         (0.77)         (0.76)
                                                 --------       --------       --------       --------        -------
Net asset value, end of period ..............    $   8.83       $   9.01       $   9.66       $  10.01        $  9.52
                                                 ========       ========       ========       ========        =======
TOTAL RETURN (A) ............................        4.9%           0.8%           5.3%          13.7%          13.6%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....    $306,116       $397,599       $399,452       $199,083        $78,474
Ratios to average net assets:
 Net expenses ...............................       0.91%          0.90%          0.94%          1.08%          1.09%
 Gross expenses .............................       0.91%          0.90%          0.95%          1.08%          1.09%
 Net investment income ......................       6.82%          6.94%          7.42%          7.88%          8.02%
Portfolio turnover rate .....................        257%           276%           161%           189%           205%




                                                         YEAR ENDED        FOR THE PERIOD
                                                 -----------------------    1/23/97* TO
                                                 12/31/99       12/31/98     12/31/97
OPEN SHARES                                      --------       --------     --------
Net asset value, beginning of period ........    $   9.02       $   9.66      $  10.08
                                                 --------       --------      --------
Income (loss) from investment operations:
 Net investment income (loss) (c) ...........        0.58           0.73          0.72
 Net realized and unrealized gain (loss).....       (0.19)         (0.69)        (0.35)
                                                 --------       --------      --------
 Total from investment operations ...........        0.39           0.04          0.37
                                                 --------       --------      --------
Less distributions from and in excess of:
 Net investment income ......................       (0.58)         (0.40)        (0.73)
 Net realized gain ..........................          --             --         (0.06)
 Capital ....................................          --          (0.28)           --
                                                 --------       --------      --------
 Total distributions ........................       (0.58)         (0.68)        (0.79)
                                                 --------       --------      --------
Net asset value, end of period ..............    $   8.83       $   9.02      $   9.66
                                                 ========       ========      ========
TOTAL RETURN (A) ............................        4.4%           0.4%          3.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....    $ 16,035       $ 22,460      $ 15,300
Ratios to average net assets:
 Net expenses (b) ...........................       1.27%          1.28%         1.39%
 Gross expenses (b) .........................       1.27%          1.28%         1.44%
 Net investment income (b) ..................       6.49%          6.60%         6.92%

SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 *  Commencement of operations

(a) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been waived and/or reimbursed by the Investment Manager and/or the Administrator during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.

(b) Annualized for periods of less than one year.

(c) For year ended 12/31/99, net investment income has been computed using the average shares method.

(d) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Portfolio Shares in relation to fluctuating market values of the investments of the Portfolio.


















   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION

The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. The Fund is comprised of eleven portfolios (each referred to as a "Portfolio"), as follows:
Lazard Equity Portfolio, Lazard Mid Cap Portfolio, Lazard Small Cap Portfolio, Lazard Global Equity Portfolio, Lazard International Equity Portfolio, Lazard International Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard Bond Portfolio, Lazard High Yield Portfolio, Lazard International Fixed-Income Portfolio and Lazard Strategic Yield Portfolio. Effective November 1, 1996, the Board of Directors of the Fund approved the offering of two different classes of shares for the Portfolios - Institutional Shares and Retail ("Open") Shares. Institutional Shares and Open Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class of shares. The Equity Portfolio is operated as a "diversified" fund as defined in the Act. The remaining Portfolios are "non-diversified".

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(A) VALUATION OF INVESTMENTS--Market values for equity securities listed on the New York Stock Exchange ("NYSE"), other U.S. exchanges or NASDAQ are based on the last quoted sales prices on the principal exchange on which the security is traded as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price, or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last quoted sales price; securities not traded on the valuation date are valued at the closing bid price.

Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service, which are based primarily on institutional-size trading in similar groups of securities, or by using brokers' quotations. Mortgage-backed securities issued by certain government related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors.

(B) PORTFOLIO SECURITY TRANSACTIONS AND INVESTMENT INCOME--Portfolio security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis and dividend income is recorded on the ex-dividend date. Non-cash dividends, in which security shares are received, are included in dividend income and are valued at the security's opening price per share on the ex-dividend date. Interest income is accrued daily. The Portfolios amortize premiums and accrete discounts on fixed-income securities using the effective yield method.

(C) REPURCHASE AGREEMENTS--In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, plus interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as the default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to delay due to legal proceedings and the Portfolio may suffer a loss.

(D) SECURITIES LENDING--The Portfolios may lend portfolio securities to qualified borrowers in order to earn additional income. The terms of the lending agreements require that loans are secured at all times by cash, U.S. Government Securities, or irrevocable letters of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Cash collateral received is invested in Navigator Securities Lending Prime Portfolio, a regulated investment company offered by State Street Bank and Trust Company. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 1999, the value of the securities on loan amounted to $7,853,992 for Small Cap Portfolio. Small Cap Portfolio received U.S. Treasury obligations valued at $9,653,426.

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THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

(E) FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS--The accounting records of the Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gains (losses) from foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income recorded on the Portfolio's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Certain Portfolios may enter into forward foreign currency contracts for risk management. Risk management includes hedging strategies which serve to reduce a Portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which has been purchased or sold. Upon entering into these contracts risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The U.S. dollar value of forward foreign currency contracts is determined using forward exchange rates provided by a quotation service. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gains and losses are disclosed in the realized or unrealized gain (loss) on foreign currency in the accompanying Statements of Operations.

(F) FEDERAL INCOME TAXES--The Fund's policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any realized net capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 1999, the following Portfolios had available for federal income tax purposes unused realized capital losses which can be used to offset future realized capital gains as follows:

PORTFOLIO                       EXPIRING 2006     EXPIRING 2007
---------                       -------------     -------------
Emerging Markets               $50,767,177       $3,337,906
Bond                                    --        4,509,702
High Yield                       1,150,441        6,288,085
International Fixed-Income              --          513,432
Strategic Yield                 14,900,897       22,094,886

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 1999, the following Portfolios elected to defer net capital and currency losses arising between November 1, 1999 and December 31, 1999, as follows:

PORTFOLIO                       AMOUNT
---------                       ------
Global Equity                  $   5,204
International Equity           3,351,875
International Small Cap        1,635,261
Emerging Markets                 453,366
Bond                             202,528
High Yield                       162,198
International Fixed-Income       699,810
Strategic Yield                  104,225

(G) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare dividends from net investment income daily on shares of Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio and to pay such dividends monthly. Dividends from net investment income on shares of Equity Portfolio, Mid Cap Portfolio, Small Cap Portfolio, Global Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio and Emerging Markets Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The Portfolios intend to declare and distribute these amounts annually to shareholders; however, to avoid taxation, a second distribution may be required.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions. Book and tax differences

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income-net, realized gains-net, and paid in capital.

As a result of these book/tax differences, the Portfolios made the following reclassifications to the capital accounts for the year ended December 31, 1999:




                                        INCREASE (DECREASE)
                       ------------------------------------------------------
                                            UNDISTRIBUTED   C ACCUMULATED
                                              INVESTMENT       REALIZED
                                                INCOME            GAIN
PORTFOLIO              PAID IN CAPITAL       (LOSS)-NET        (LOSS)-NET
---------              ---------------       ----------        ----------
Mid Cap                $       --          $    1,167        $    (1,167)
Small Cap                 189,250            (120,307)           (68,943)
Global Equity                  --             183,335           (183,335)
International Equity           --          11,498,487        (11,498,487)
International
   Small Cap                   --            (167,972)           167,972
Emerging Markets               --              10,145            (10,145)
Bond                      (32,899)           (312,678)           345,577
High Yield                   (112)             31,759            (31,647)
International
   Fixed-Income        (1,462,315)         (2,250,887)         3,713,202
Strategic Yield                --           4,999,426         (4,999,426)

(H) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio. In the event that any of the initial shares of any of the Portfolios are redeemed during such amortization period, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(I) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets. The Portfolios will accrue distribution fees and shareholders' services fees to the respective class. Each Portfolio's income, expenses (other than the fees mentioned above) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(J) EXPENSE REDUCTIONS--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses, and report the amount of such credits separately as an expense reduction.

(K) STRUCTURED INVESTMENTS--Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(L) DELAYED DELIVERY COMMITMENTS--Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained at the custodian in a segregated account in an amount at least equal to these commitments.

(M) CROSS CURRENCY SWAPS--The Fund enters into cross currency swap contracts for investment, hedging and risk management purposes. A cross currency swap is an agreement between counterparties to exchange interest rate payments and currencies with an agreement to re-exchange the currencies at a future date. If forecasts of interest rates, exchange rates and other market conditions are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset and liability being hedged, a liquid secondary market may not always exist or a counterparty to a transaction may not perform.


Cross currency swap contracts are marked-to-market daily using market quotations. The change in market value is recorded by the Portfolio as an unrealized gain or loss. The difference between the rates received and paid by the Portfolio constitutes investment income.

(N) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

The Fund has entered into investment management agreements (the "Management Agreements") with Lazard Asset Management (the "Manager"), a division of Lazard Fr`eres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreements, the Manager will regularly provide the Portfolios with investment research,

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant Portfolio:

PORTFOLIO                       ANNUAL RATE
---------                       -----------
Equity                              0.75%
Mid Cap                             0.75
Small Cap                           0.75
Global Equity                       0.75
International Equity                0.75
International Small Cap             0.75
Emerging Markets                    1.00
Bond                                0.50
High Yield                          0.75
International Fixed-Income          0.75
Strategic Yield                     0.75

The investment management fees are accrued daily and payable monthly.

The Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentages of average daily net assets for the respective shares:



                                INSTITUTIONAL SHARES        OPEN SHARES
                                       ANNUAL                  ANNUAL
PORTFOLIO                        OPERATING EXPENSES      OPERATING EXPENSES
---------                        ------------------      ------------------
Mid Cap                                1.05%                    1.35%
Global Equity                          1.05                     1.35
International Small Cap                1.04                     1.43
Emerging Markets                       1.28                     1.60
Bond                                   0.78                     1.10
High Yield*                            0.75                     1.05
International Fixed-Income             1.09                     1.35

*FOR PERIODS BEGINNING AFTER AUGUST 31, 1999, ANNUAL OPERATING EXPENSE LIMITS
 ON THE HIGH YIELD PORTFOLIO WERE REDUCED FROM 1.05% TO 0.75% FOR INSTITUTIONAL SHARES, AND FROM 1.35% TO 1.05% FOR OPEN SHARES.

For the year ended December 31, 1999, the Manager did not impose all or part of its management fee, resulting in the following waivers and reimbursements:

                                                            OPEN SHARES
                      INSTITUTIONAL SHARES   OPEN SHARES     REIMBURSED
PORTFOLIO                  WAIVED FEES       WAIVED FEES      EXPENSES
---------                  -----------       -----------      --------
Mid Cap                      $54,285           $28,123         $   --
Global Equity                 83,354            28,406             --
International
   Small Cap                      --            18,247             --
Emerging Markets                  --            13,643             --
Bond                              --             7,051             --
High Yield                    80,879            10,158         12,678
International
   Fixed-Income               41,580            24,734             --

The Fund has engaged State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio bears the cost of such expenses at the annual rate of $37,500, plus $7,500 per additional class, and 0.02% of average daily net assets up to $1 billion plus 0.01% of average daily net assets over $1 billion.

The Fund has a distribution agreement with Lazard Fr-res & Co. LLC (the "Distributor"). The Distributor acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with distribution of shares.

The Distributor provides the Open Shares of each Portfolio with distribution services pursuant to a separate Distribution Plan (the "Plan"), in accordance with Rule 12b-1 under the Act. Under the Plan, the Distributor is entitled to distribution fees from the Open Shares. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. For such services, each Portfolio will pay a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Portfolio's Open Shares. The distribution fee may be retained by the Distributor, in the case of a shareholder who purchases Open Shares directly through the Distributor, but usually the fees are paid to external organizations, such as 401(k) alliance sponsors, discount brokers and bank trust departments, who distribute the Fund to the public.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each Director who is not an employee or an affiliated person of the Manager its allocated portion of a fixed fee of $20,000 per year, plus $1,000 per meeting attended for the Fund and Lazard Retirement Series, Inc., a related party, and reimburses them for travel and out of pocket expenses.

Effective January 1, 2000, each Director who is not an employee or an affiliated person of the Manager will be paid a quarterly fee of $7,500, plus $2,500 per meeting attended for the Fund and Lazard Retirement Series, Inc. and will be reimbursed for travel and other out of pocket expenses. In addition, the Chairman of the Audit Committee for the Fund and Lazard Retirement Series, Inc. will also receive an annual fee of $5,000.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales of portfolio securities (excluding short-term securities), for the year ended December 31, 1999 were as follows:

PORTFOLIO                             PURCHASES            SALES
---------                             ---------            -----
Equity                            $ 334,501,452      $ 319,960,421
Mid Cap                              65,531,512         95,723,539
Small Cap                           579,236,524      1,047,276,562
Global Equity                        60,837,728         23,299,070
International Equity              1,221,880,687      1,097,482,895
International Small Cap              90,441,210         92,374,717
Emerging Markets                    160,672,977        164,480,992
Bond(1)                             621,010,139        620,210,957
High Yield                          188,219,120        140,396,523
International Fixed-Income(2)       123,564,174        154,867,511
Strategic Yield(3)                  774,721,361        879,293,223

(1) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $559,821,568 AND $538,746,952, RESPECTIVELY.

(2) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $23,470,799 AND $25,077,327, RESPECTIVELY.

(3) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $290,129,178 AND $355,106,416, RESPECTIVELY.


For the year ended December 31, 1999, brokerage commissions were paid to Lazard Fr`eres & Co. LLC for portfolio transactions executed on behalf of the Portfolios as follows:


                   COMMISSIONS
PORTFOLIO             PAID
---------------   ------------
Equity            $85,635
Mid Cap             6,660
Small Cap           1,170
Global Equity       3,931

5. LINE OF CREDIT

The Fund has entered into a $50 million Line of Credit Agreement (the "Agreement") with State Street Bank and Trust Company, effective April 24, 1996, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at State Street's Cost of Funds plus 0.50%, on an annualized basis. Under this Agreement, the Fund has agreed to pay a 0.08% per annum fee on the unused portion of the commitment, payable quarterly in arrears. During the year ended December 31, 1999, Bantam Value Portfolio paid a total of $845 in interest and the Fund had borrowings under this Agreement as follows:



                  MAXIMUM        AVERAGE DAILY     WEIGHTED AVERAGE
PORTFOLIO           LOAN        AMOUNT OF LOAN      INTEREST RATE
---------           ----       ---------------      -------------
Bantam Value     $4,443,765      $2,739,656            5.554%

6. REORGANIZATION

On July 30, 1999, Small Cap Portfolio acquired the net assets of Bantam Value Portfolio pursuant to a plan of reorganization approved by Bantam Value Portfolio shareholders on July 16, 1999. The acquisition was accomplished by a tax-free exchange of 1,385,450 Institutional Shares (valued at $26,354,774) and 188,462 Open Shares (valued at $3,571,473) of Small Cap Portfolio for the 2,091,308 Institutional Shares and 285,910 Open Shares of Bantam Value Portfolio outstanding on July 30, 1999. Bantam Value Portfolio's net assets at that date ($29,926,247), including $902,603 of unrealized depreciation and $377,560 of accumulated realized net loss, were combined with those of Small Cap Portfolio. The aggregate net assets of Small Cap Portfolio and Bantam Value Portfolio immediately before the acquisition were $29,926,247 and $1,250,934,139 respectively. The aggregate net assets of Small Cap Portfolio immediately after the acquisition were $1,280,860,386. For the period January 1, 1999 through July 30, 1999 (acquisition date), Bantam Value Portfolio had a net increase in net assets resulting from operations in the amount of $3,833,373.

7.  PROXY VOTING RESULTS

A special meeting of the Bantam Value Portfolio stockholders was held on July 16, 1999 to vote on the reorganization. The following is the voting results:

              # OF SHARES VOTED     % OF SHARES VOTED
              -----------------     -----------------
Affirmative     2,128,383.883              99.61%
Against             3,297.000               0.15
Abstain             5,000.000               0.24
                -------------             ------
  Total         2,136,680.883             100.00
                -------------             ------

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

The Board of Directors and Shareholders
The Lazard Funds, Inc.


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Lazard Funds, Inc. (comprised of Lazard Equity Portfolio, Lazard Mid Cap Portfolio, Lazard Small Cap Portfolio, Lazard Global Equity Portfolio, Lazard International Equity Portfolio, Lazard
International Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard Bond Portfolio, Lazard High Yield Portfolio, Lazard International Fixed-Income Portfolio and Lazard Strategic Yield Portfolio) as of December 31, 1999 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights as stated above, present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Lazard Funds, Inc. as of December 31, 1999, the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented in conformity with generally accepted accounting principles.



                                                      ANCHIN, BLOCK & ANCHIN LLP



New York, New York
January 31, 2000

--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED)

THE LAZARD FUNDS, INC.
YEAR ENDED DECEMBER 31, 1999

The following tax information represents year end disclosures of various tax benefits passed through to shareholders for 1999.

The amount of long-term capital gain paid is as follows:

  PORTFOLIO                                  AMOUNT
  ---------                                  ------
  Equity                                $30,314,273
  Mid Cap                                   178,725
  Small Cap                              45,898,956
  Global Equity                           1,448,455
  International Equity                  166,600,128
  International Small Cap                 1,615,091
  Emerging Markets                                0
  Bond                                            0
  High Yield                                      0
  International Fixed-Income                 84,355
  Strategic Yield                                 0


Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders.

  PORTFOLIO                          PERCENTAGE
  ---------                          ----------
  Equity                                100.00%
  Mid Cap                                16.66%
  Small Cap                              32.98%
  Global Equity                          30.48%
  International Equity                    0.69%
  International Small Cap                 2.09%
  Emerging Markets                        0.00%
  Bond                                    0.00%
  High Yield                              0.00%
  International Fixed-Income              0.00%
  Strategic Yield                         0.00%


The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

--------------------------------------------------------------------------------

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THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 823-6300
http://www.lazardfunds.com

INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 823-6300

DISTRIBUTOR
Lazard Fr`eres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: (800) 986-3455

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

          LAZARDFunds
               30 Rockefeller Plaza
               New York, New York 10112
               Telephone (800) 823-6300
               http://www.lazardfunds.com













          This report is for the information of the shareholders of The Lazard Funds, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current prospectus.